                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                              File No. 333-38801
                                                               File No. 811-8457


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
     Pre-Effective Amendment No.
                                 ---
     Post-Effective Amendment No. 8                                     X
                                 ---
                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X


     Amendment No. 9
                  ---


                         DELAWARE GROUP FOUNDATION FUNDS
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              1818 Market Street, Philadelphia, Pennsylvania        19103
              --------------------------------------------------------------
               (Address of Principal Executive Offices)           (Zip Code)

       Registrant's Telephone Number, including Area Code: (215) 255-1255

       Eric E. Miller, Esquire, 1818 Market Street, Philadelphia, PA 19103
       -------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                        December 27, 1999

It is proposed that this filing will become effective:

     ____ immediately upon filing pursuant to paragraph (b)
     ____ on (date) pursuant to paragraph (b)
     ____ 60 days after filing pursuant to paragraph (a)(1)
     ____ on (date) pursuant to paragraph (a)(1)
     ____ 75 days after filing pursuant to paragraph (a)(2)
      X   on December 27, 1999 pursuant to paragraph (a)(2) of Rule 485
     ----

If appropriate:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             --- C O N T E N T S ---

     This Post-Effective Amendment No. 8 to Registration File No. 333-38801 includes the following:


     1. Facing Page

     2. Contents Page

     3. Part A - Prospectuses*

     4. Part B - Statement of Additional Information*

     5. Part C - Other Information

     6. Signatures

*The Prospectus and Statement of Additional Information dated June 29, 1999 describing The Asset Allocation Portfolio of the Registrant has not been affected by this Post-Effective Amendment No. 8 to the Registration Statement and remains current until such time in the future that the Registrant deems its amendment necessary.

                                    DELAWARE
                                   INVESTMENTS
                              Philadelphia * London


                         Delaware Group Foundation Funds

                           Class A * Class B * Class C



                                   Prospectus
                                 December , 1999

                             Asset Allocation Funds

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of Contents

Fund profiles                                   page
Delaware Foundation Funds Income Portfolio
Delaware Foundation Funds Balanced Portfolio
Delaware Foundation Funds Growth Portfolio

How we manage the Funds                        page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds                          page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                             page
Investing in the Funds
       Choosing a share class
       How to reduce your sales charge
       How to buy shares
       Retirement plans
       How to redeem shares
       Account minimums
       Special services
Dividends, distributions and taxes

Certain management considerations              page

Financial highlights                           page

Profile: Delaware Foundation Funds Income Portfolio

What are the Fund's goals?
The Delaware Foundation Funds Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in shares of selected Delaware Investments funds including equity and fixed income funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Fund. In striving to meet its objective, the Income Portfolio would typically have a larger percentage of its assets allocated to fixed income funds and securities (generally at least 45%) than to equity funds and securities (generally at least 20%). The Income Portfolio may allocate up to 10% to international funds and securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund is subject to the same risks as the underlying Delaware Investments funds that it invests in. Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds in the portfolio will decline. The Fund's share value could decline as well. Because the Fund may invest in as few as four different underlying funds or a small number of securities, it is considered a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. However, the Delaware Investments funds generally hold a broad mix of securities, which helps to lessen this risk. For a more complete discussion of risk, please turn to "The risks of investing in the Fund."

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o Investors who are in the wealth preservation phase, generally with lower risk tolerance.
o Investors in the pre-retirement/retirement phase, looking for an increase in income.
o Investors who want a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.

Who should not invest in the Fund
o  Investors with short-term financial goals.
o  Investors whose primary goal is capital appreciation.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Delaware Foundation Funds Income Portfolio performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show the return for the Fund's Class A shares for the past calendar year as well as the average annual returns of all shares for the one-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense limitations. The returns would be lower without the expense limitation.

[GRAPHIC OMITTED: BAR CHART TOTAL RETURN (CLASS A)]

Class A total return


-------
 1998
-------
 0.00%
-------

The Fund`s Class A had a 00.00% year-to-date return as of September 30, 1999. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended ___________ 1998 and its lowest quarterly return was 0.00% for the quarter ended _______________ 1998.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns for the Fund shown in the table below do include the sales charges.


                                                           Average annual returns for the period ending 12/31/98
----------------------------------------------------------------------------------------------------------------------------
CLASS              A                          B (if redeemed)*         C (if redeemed)*          Lehman Brothers Aggregate
                   (Inception 12/31/97)       (Inception 12/31/97)     (Inception 12/31/97)      Bond Index
----------------------------------------------------------------------------------------------------------------------------
1 year
----------------------------------------------------------------------------------------------------------------------------
Lifetime
----------------------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Lehman Brothers Aggregate Bond Index. You should remember that unlike the Fund, the index is unmanaged and doesn't include the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities. In addition, the Fund invests in a variety of asset classes, not represented in the index, including equity securities, international securities and high-yielding corporate bonds.

*If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 00.00% and 00.00%, respectively, for the one-year and lifetime periods. Returns for Class C would be 00.00% and 00.00%, respectively, for the one-year and lifetime periods.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

-----------------------------------------------------------------------------------------------
 CLASS                                                        A            B           C
-----------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases as         5.75%          none        none
 a percentage of offering price
-----------------------------------------------------------------------------------------------
 Maximum contingent deferred sales charge (load) as a        none(1)         5%(2)       1%(3)
 percentage of original purchase price or redemption
 price, whichever is lower
-----------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested            none          none        none
 dividends
-----------------------------------------------------------------------------------------------
 Redemption fees                                              none          none        none
-----------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

-----------------------------------------------------------------------------------------------
 Management fees                                             0.25%         0.25%       0.25%
-----------------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                       0.25%(4)      1.00%       1.00%
-----------------------------------------------------------------------------------------------
 Other expenses                                              0.00%         0.00%       0.00%
-----------------------------------------------------------------------------------------------
 Total annual fund operating expenses                        0.00%         0.00%       0.00%
-----------------------------------------------------------------------------------------------
 Fee waivers and payments(5)                                (0.00%)       (0.00%)     (0.00%)
-----------------------------------------------------------------------------------------------
 Net expenses                                                0.00%         0.00%       0.00%
-----------------------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


---------------------------------------------------------------------------------------------------
 CLASS(7)         A            B             B                 C             C
---------------------------------------------------------------------------------------------------
                                              (if redeemed)                  (if redeemed)
---------------------------------------------------------------------------------------------------
1 year
---------------------------------------------------------------------------------------------------
3 years
---------------------------------------------------------------------------------------------------
5 years
---------------------------------------------------------------------------------------------------
10 years
---------------------------------------------------------------------------------------------------

Just like the example above, the example below is based on a same hypothetical investment of $10,000 with an annual 5% return over the time shown and the net expenses of the Delaware Foundation Funds Income Portfolio noted above. However, in the example below we have also included an estimation of the average aggregate total operating expenses of the Delaware Investments funds described on page ___. When the Delaware Foundation Funds Income Portfolio invests in any of these funds, it absorbs a portion of their underlying expenses. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

---------------------------------------------------------------------------------------------------
 CLASS(7)         A            B             B                 C             C
---------------------------------------------------------------------------------------------------
                                              (if redeemed)                  (if redeemed)
---------------------------------------------------------------------------------------------------
1 year
---------------------------------------------------------------------------------------------------
3 years
---------------------------------------------------------------------------------------------------
5 years
---------------------------------------------------------------------------------------------------
10 years
---------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The Board of Trustees set the 12b-1 fee for Class A shares at 0.25%. The maximum annual 12b-1 plan expenses permitted under the 12b-1 plan for Class A shares are 0.30% of average daily net assets.
(5) The investment manager has contracted to waive fees and pay expenses through September 30, 2000 in order to prevent total operating expenses (excluding any 12b-1 expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.55% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses were 0.00% for the first year and 0.00% for years two through ten.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Delaware Foundation Funds Balanced Portfolio

What are the Fund's goals?
The Delaware Foundation Funds Balanced Portfolio seeks capital appreciation with current income as a secondary objective. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in shares of selected Delaware Investments funds including equity, fixed income and international funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Fund.

The Fund has the flexibility to invest more in equity funds and securities or more in fixed income funds and securities, depending on market conditions. However, it will typically invest at least 25% in fixed income securities or fixed income funds. The Fund will typically invest between 5% and 20% of its assets in international funds and securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund is subject to the same risks as the underlying Delaware Investments funds that it invests in. Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds in the portfolio will decline. The Fund's share value could decline as well. To the extent that it invests in international funds or securities, the Fund will be affected by changes in currency exchange rates as well as political, economic and regulatory conditions in the countries represented in its portfolio.

Because the Fund may invest in as few as four different underlying funds or a small number of securities, it is considered a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. However, the Delaware Investments funds generally hold a broad mix of securities, which helps to lessen this risk. For a more complete discussion of risk, please turn to "The risks of investing in the Fund."

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o Investors who are in the wealth accumulation phase, generally with moderate risk tolerance.
o Investors looking for the capital appreciation potential of the stock market and the income potential of the bond market.
o Investors who would like a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors whose primary goal is high current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Delaware Foundation Funds Balanced Portfolio performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show the return for the Fund's Class A shares for the past calendar year as well as the average annual returns of all shares for the one-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps.

[GRAPHIC OMITTED: BAR CHART TOTAL RETURN (CLASS A)]

Class A total return


-------
 1998
-------
0.00%
-------

The Fund`s Class A had a 00.00% year-to-date return as of September 30, 1999. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended ___________ 1998 and its lowest quarterly return was 0.00% for the quarter ended _______________ 1998.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns for the Fund shown the table below do include the sales charges.


                                                             Average annual returns for the period ending 12/31/98
-----------------------------------------------------------------------------------------------------------------------
CLASS              A               B (if redeemed)*       C (if redeemed)*     S&P 500 Index       Lehman Brothers
                   (Inception      (Inception             (Inception                               Aggregate Bond Index
                   12/31/97)       12/31/97)              12/31/97)
-----------------------------------------------------------------------------------------------------------------------
1 year
-----------------------------------------------------------------------------------------------------------------------
Lifetime
-----------------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. You should remember that unlike the Fund, the indexes are unmanaged and don't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Neither index is a perfect comparison to Delaware Foundation Funds Balanced Portfolio since the S&P 500 does not include fixed-income securities and the Lehman Brothers Aggregate Bond Index does not include stocks.

*If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 00.00% and 00.00%, respectively, for the one-year and lifetime periods. Returns for Class C would be 00.00% and 00.00%, respectively, for the one-year and lifetime periods.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

-----------------------------------------------------------------------------------------------
 CLASS                                                        A            B           C
-----------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases as         5.75%          none        none
 a percentage of offering price
-----------------------------------------------------------------------------------------------
 Maximum contingent deferred sales charge (load) as a        none(1)         5%(2)       1%(3)
 percentage of original purchase price or redemption
 price, whichever is lower
-----------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested            none          none        none
 dividends
-----------------------------------------------------------------------------------------------
 Redemption fees                                              none          none        none
-----------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

-----------------------------------------------------------------------------------------------
 Management fees                                             0.25%         0.25%       0.25%
-----------------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                       0.25%(4)      1.00%       1.00%
-----------------------------------------------------------------------------------------------
 Other expenses                                              0.00%         0.00%       0.00%
-----------------------------------------------------------------------------------------------
 Total annual fund operating expenses                        0.00%         0.00%       0.00%
-----------------------------------------------------------------------------------------------
 Fee waivers and payments(5)                                (0.00%)       (0.00%)     (0.00%)
-----------------------------------------------------------------------------------------------
 Net expenses                                                0.00%         0.00%       0.00%
-----------------------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

---------------------------------------------------------------------------------------------------
 CLASS(7)         A            B             B                 C             C
---------------------------------------------------------------------------------------------------
                                              (if redeemed)                  (if redeemed)
---------------------------------------------------------------------------------------------------
1 year
---------------------------------------------------------------------------------------------------
3 years
---------------------------------------------------------------------------------------------------
5 years
---------------------------------------------------------------------------------------------------
10 years
---------------------------------------------------------------------------------------------------

Just like the example above, the example below is based on a same hypothetical investment of $10,000 with an annual 5% return over the time shown and the net expenses of the Delaware Foundation Funds Balanced Portfolio noted above. However, in the example below we have also included an estimation of the average aggregate total operating expenses of the Delaware Investments funds described on page ___. When the Delaware Foundation Funds Balanced Portfolio invests in any of these funds, it absorbs a portion of their underlying expenses. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

---------------------------------------------------------------------------------------------------
 CLASS(7)         A            B             B                 C             C
---------------------------------------------------------------------------------------------------
                                              (if redeemed)                  (if redeemed)
---------------------------------------------------------------------------------------------------
1 year
---------------------------------------------------------------------------------------------------
3 years
---------------------------------------------------------------------------------------------------
5 years
---------------------------------------------------------------------------------------------------
10 years
---------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The Board of Trustees set the 12b-1 fee for Class A shares at 0.25%. The maximum annual 12b-1 plan expenses permitted under the 12b-1 plan for Class A shares are 0.30% of average daily net assets.
(5) The investment manager has contracted to waive fees and pay expenses through September 30, 2000 in order to prevent total operating expenses (excluding any 12b-1 expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.55% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses were 0.00% for the first year and 0.00% for years two through ten.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Delaware Foundation Funds Growth Portfolio

What are the Fund's goals?
The Delaware Foundation Funds Growth Portfolio seeks long-term capital growth. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in shares of selected Delaware Investments funds including equity funds and to a lesser extent, fixed income funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Fund. In striving to meet its objective, the Fund will typically invest more of its assets in equity funds and securities than in fixed income funds and securities. Typically, the Fund will invest between 10% and 30% of its assets in international funds or securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund is subject to the same risks as the underlying Delaware Investments funds that it invests in. Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds in the portfolio would decline. The value of Fund shares could decline as well. To the extent that it invests in international funds or securities, the Fund will be affected by changes in currency exchange rates as well as political, economic and regulatory conditions in the countries represented in its portfolio.

Because the Fund may invest in as few as four different underlying funds or a small number of securities, it is considered a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. However, because the underlying funds generally hold a broad mix of securities, we do not believe this risk is significant. For a more complete discussion of risk, please turn to "The risks of investing in the Fund."

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o Investors who are in the earlier stage of wealth accumulation, generally with higher risk tolerance.
o Investors looking for the capital appreciation potential of the stock market and who have no need for current income.
o Investors who would like a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Delaware Foundation Funds Growth Portfolio performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show the return for the Fund's Class A shares for the past calendar year as well as the average annual returns of all shares for the one-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense caps. The returns would be lower without the expense caps.

[GRAPHIC OMITTED: BAR CHART TOTAL RETURN (CLASS A)]

Class A total return


------
 1998
------
0.00%
------

The Fund`s Class A had a 00.00% year-to-date return as of September 30, 1999. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended ___________ 1998 and its lowest quarterly return was 0.00% for the quarter ended _______________ 1998.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns for the Fund shown the table below do include the sales charges.



                                                             Average annual returns for the period ending 12/31/98
------------------------------------------------------------------------------------------------------------------
CLASS              A                            B (if redeemed)*          C (if redeemed)*           S&P 500 Index
                   (Inception 12/31/97)         (Inception 12/31/97)      (Inception 12/31/97)
------------------------------------------------------------------------------------------------------------------
1 year
------------------------------------------------------------------------------------------------------------------
Lifetime
------------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the S&P 500 Index. You should remember that unlike the Fund, the indexes are unmanaged and don't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

*If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 00.00% and 00.00%, respectively, for the one-year and lifetime periods. Returns for Class C would be 00.00% and 00.00%, respectively, for the one-year and lifetime periods.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

-----------------------------------------------------------------------------------------------
 CLASS                                                        A            B           C
-----------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases as         5.75%          none        none
 a percentage of offering price
-----------------------------------------------------------------------------------------------
 Maximum contingent deferred sales charge (load) as a        none(1)         5%(2)       1%(3)
 percentage of original purchase price or redemption
 price, whichever is lower
-----------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested            none          none        none
 dividends
-----------------------------------------------------------------------------------------------
 Redemption fees                                              none          none        none
-----------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

-----------------------------------------------------------------------------------------------
 Management fees                                             0.25%         0.25%       0.25%
-----------------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                       0.25%(4)      1.00%       1.00%
-----------------------------------------------------------------------------------------------
 Other expenses                                              0.00%         0.00%       0.00%
-----------------------------------------------------------------------------------------------
 Total annual fund operating expenses                        0.00%         0.00%       0.00%
-----------------------------------------------------------------------------------------------
 Fee waivers and payments(5)                                (0.00%)       (0.00%)     (0.00%)
-----------------------------------------------------------------------------------------------
 Net expenses                                                0.00%         0.00%       0.00%
-----------------------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

---------------------------------------------------------------------------------------------------
 CLASS(7)         A            B             B                 C             C
---------------------------------------------------------------------------------------------------
                                              (if redeemed)                  (if redeemed)
---------------------------------------------------------------------------------------------------
1 year
---------------------------------------------------------------------------------------------------
3 years
---------------------------------------------------------------------------------------------------
5 years
---------------------------------------------------------------------------------------------------
10 years
---------------------------------------------------------------------------------------------------

Just like the example above, the example below is based on a same hypothetical investment of $10,000 with an annual 5% return over the time shown and the net expenses of the Delaware Foundation Funds Growth Portfolio noted above. However, in the example below we have also included an estimation of the average aggregate total operating expenses of the Delaware Investments funds described on page ___. When the Delaware Foundation Funds Growth Portfolio invests in any of these funds, it absorbs a portion of their underlying expenses. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

---------------------------------------------------------------------------------------------------
 CLASS(7)         A            B             B                 C             C
---------------------------------------------------------------------------------------------------
                                              (if redeemed)                  (if redeemed)
---------------------------------------------------------------------------------------------------
1 year
---------------------------------------------------------------------------------------------------
3 years
---------------------------------------------------------------------------------------------------
5 years
---------------------------------------------------------------------------------------------------
10 years
---------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The Board of Trustees set the 12b-1 fee for Class A shares at 0.25%. The maximum annual 12b-1 plan expenses permitted under the 12b-1 plan for Class A shares are 0.30% of average daily net assets.
(5) The investment manager has contracted to waive fees and pay expenses through September 30, 2000 in order to prevent total operating expenses (excluding any 12b-1 expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.55% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses were 0.00% for the first year and 0.00% for years two through ten.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Indirect expenses paid by the Delaware Foundation Funds

Because the Delaware Foundations Funds invest primarily in other Delaware Investments funds, they will be shareholders of those funds. Like all shareholders, the Delaware Foundation Funds will indirectly bear a proportionate share of any management fees and other expenses of the funds it holds. These fees, which are deducted from the underlying funds before their share prices are calculated are in addition to the fees and expenses described in each Delaware Foundation Fund profile. Depending on which funds are held in each Delaware Foundation Fund portfolio, the fees will vary over time. However, in order to give you an idea of what these fees might be, we have calculated an average expense ratio for each Delaware Foundation Fund, based on the expense ratios of the Delaware Investments funds for each of their most recent fiscal years and the Foundation Funds' portfolio allocations as of September 30, 1999, all of which is presented below. Based on these hypothetical calculations, the combined average expense ratio of the Delaware Investments funds that is borne indirectly by each of the Foundation Funds would have been as follows:

                       Income Portfolio _______%
                       Balanced Portfolio _________%
                       Growth Portfolio ___________%

Expenses will differ depending on how the Delaware Foundation Funds allocate assets among the Delaware Investments funds.

How we manage the Funds

Our investment strategies

In order to meet the changing needs of investors throughout their lives, the Delaware Foundation Funds offer three different portfolios with varying levels of income and growth potential and corresponding variations in risk. From the most conservative (the Income Portfolio) to the moderate (the Balanced Portfolio) to the most aggressive (the Growth Portfolio), each Fund relies on active asset allocation and invests in a range of Delaware Investments mutual funds as they strive to attain their objectives.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Each Delaware Foundation Fund is a type of mutual fund known as a fund-of-funds. A fund-of-funds typically invests in other mutual funds rather than individual securities. The potential benefits of such a strategy are three-fold:

1. An extra layer of diversification through shared ownership in the individual securities held by the underlying funds;
2. Access to the investment expertise of multiple portfolio managers and analysts who work on the individual underlying funds; and
3. A professional portfolio manager who makes asset allocation decisions

We offer the Delaware Foundation Funds because we determined that a fund-of-funds was an efficient way to provide active asset allocation services to meet the needs of investors at various stages of their life and wealth accumulation efforts. Our active asset allocation strategy begins with an evaluation of three key factors:

o the expected return of specific asset classes such as equities or fixed-income securities,
o the expected volatility or degree to which returns have varied from one period to the next; and
o the correlation of various asset classes, that is the degree to which two asset classes move up or down together.

After using this information to determine how much of each Delaware Foundation Fund will be allocated to a particular asset class, we then select specific Delaware Investments funds for the portfolio. We have identified a select group of funds that suit the allocation strategies of the Delaware Foundation Funds and have grouped them into four broad asset classes.

The Delaware Investments funds we typically invest in are listed below in their respective asset classes. Groupings are approximate and based on the core strategy of each individual fund. Funds may be added or deleted from this list without shareholder approval.

----------------------------------------------------------------------------------------------
Delaware Investments funds available to the Delaware Foundation Funds

----------------------------------------------------------------------------------------------
U.S. Equities
----------------------------------------------------------------------------------------------
Delaware Blue Chip Fund                               Delaware Select Growth Fund
----------------------------------------------------------------------------------------------
Delaware DelCap Fund                                  Delaware Small Cap Value Fund
----------------------------------------------------------------------------------------------
Delaware Diversified Growth Fund                      Delaware Trend Fund
----------------------------------------------------------------------------------------------
Delaware Diversified Value Fund                       Delaware U.S. Growth Fund
                                                      Delaware REIT Fund
                                                      Delaware Select Equity Portfolio
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
International Equities
----------------------------------------------------------------------------------------------
Delaware Emerging Markets Fund                        Delaware International Small-Cap Fund
----------------------------------------------------------------------------------------------
Delaware International Equity Fund                    Delaware New Pacific Fund
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Fixed-Income Securities
----------------------------------------------------------------------------------------------
Delaware American Government Bond Fund                Delaware Extended Duration Bond Fund.
----------------------------------------------------------------------------------------------
Delaware Delchester Fund                              Delaware Global Bond Fund
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Delaware Corporate Bond Fund                          Delaware Limited-Term Government Fund
----------------------------------------------------------------------------------------------
                                                      Delaware High-Yield Opportunities Fund
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Money Market Securities
----------------------------------------------------------------------------------------------
Delaware Cash Reserve Fund
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------



Once we select appropriate investments for each Delaware Foundation Funds portfolio, we continually monitor the market and economic environments, the risk/reward profiles of each asset class and the performance of individual funds and actively adjust each Delaware Foundation Funds portfolio striving to meet its investment objective.

The Delaware Foundation Fund investment objectives are non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change became effective.

------------------------------------------------------ -----------------------------------------------------------------------------
The securities we typically invest in                  How we use them
------------------------------------------------------ -----------------------------------------------------------------------------
                                                       Income Portfolio           Balanced Portfolio        Growth Portfolio
------------------------------------------------------ -------------------------- ------------------------- ------------------------
Equity Funds or Equity Securities                      20% to 50% of Assets       35% to 65% of Assets      45% to 75% of Assets
May include Delaware Investments funds in the equity
asset class or individual equity securities.           The Fund will generally    The Fund will generally   The Fund will generally
                                                       invest in at least four    invest in at least four   invest in at least four
                                                       individual mutual funds.   individual mutual funds.  individual mutual funds.

------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Blue Chip Fund                                Delaware Blue Chip Fund seeks long-term capital appreciation. Current income is a secondary objective. It invests primarily in large ("blue chip")
                                                       companies.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Growth and Income Fund                        Delaware Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. It invests primarily in dividend-paying stocks of large, well-established companies.

------------------------------------------------------ -----------------------------------------------------------------------------
Delaware DelCap Fund                                   Delaware DelCap Fund seeks long-term capital growth. It invests primarily, in common stocks and convertible securities of medium-sized companies believed to have growth potential.

------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Diversified Growth Fund                       Delaware Diversified Growth Fund seeks capital appreciation. It invests primarily in large companies believed to have the potential to grow faster than the average company in the S&P 500 Index.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Diversified Value Fund                        Delaware Diversified Value Fund seeks capital appreciation with income as a secondary objective. It invests primarily in dividend-paying stocks or income-producing securities that are convertible into common stocks.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware REIT Fund                                     Delaware REIT Fund seeks maximum long-term total return, with capital appreciation as a secondary objective. It invests primarily in real estate investment trusts (REITs) and other companies in the real estate industry.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Select Equity Portfolio                       Delaware Select Equity Portfolio seeks to provide maximum long-term capital appreciation. It invests primarily in equity securities and will generally hold between 20 and 30 different stocks that are also held by other funds in the Delaware Investments family.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Select Growth Fund                            Delaware Select Growth Fund seeks long-term capital appreciation, which the
                                                       Fund attempts to achieve by investing primarily in equity securities of companies of all sizes, that the Manager believes have the potential for high earnings growth.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Small Cap Value Fund                          Delaware Small Cap Value Fund seeks capital appreciation. It invests primarily in small-cap companies that are believed to be undervalued.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Trend Fund                                    Delaware Trend Fund seeks capital appreciation by investing primarily in securities of emerging or other growth-oriented companies. It focuses on small companies that are believed to be responsive to changes in the marketplace and that have the fundamental characteristics to support continued growth.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware U.S. Growth Fund                              Delaware U.S. Growth Fund seeks maximum capital appreciation. It invests primarily in large company growth stocks.
------------------------------------------------------ -----------------------------------------------------------------------------

------------------------------------------------------ -----------------------------------------------------------------------------
The securities we typically invest in                  How we use them
------------------------------------------------------ -----------------------------------------------------------------------------
                                                       Income Portfolio           Balanced Portfolio        Growth Portfolio
------------------------------------------------------ -------------------------- ------------------------- ------------------------
Fixed Income Securities                                45% to 75% of Assets       25% to 55% of Assets      5% to 35% of Assets
May include Delaware Investments funds in the fixed
income asset class or individual fixed income
securities.                                            The Fund will generally    The Fund will generally   The Fund will generally
                                                       invest in at least four    invest in at least four   invest in at least four
                                                       individual mutual funds.   individual mutual funds.  individual mutual funds.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware American Government Bond Fund                 Delaware American Government Bond Fund seeks high current income consistent with safety of principal by investing primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Corporate Bond Fund                           Delaware Corporate Bond Fund seeks to provide investors with total return. It invests primarily in corporate bonds, typically those rated BBB and above by a nationally recognized statistical ratings agency.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Extended Duration Bond Fund                   Delaware Extended Duration Bond Fund seeks to provide investors with total return. It invests primarily in corporate bonds, typically those rated BBB and above by a nationally recognized statistical ratings agency.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Delchester Fund                               Delaware Delchester Fund seeks as high a current income as is consistent with providing reasonable safety. It invests primarily in high-yield, higher risk corporate bonds, commonly known as "junk bonds."
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Global Bond Fund                              Delaware Global Bond Fund seeks current income consistent with preservation of principal. It invests primarily in fixed-income securities that may also provide the potential for capital appreciation. At least 65% of its assets will be invested in three different countries, including the U.S.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Limited-Term Government Fund                  Delaware Limited-Term Government Fund seeks to provide a high stable level of current income, while attempting to minimize fluctuations in principal and provide maximum liquidity. It invests primarily in short and intermediate-term fixed income securities issued or guaranteed by the U.S.
                                                       government as well as instruments backed by those securities.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware High-Yield Opportunities Fund                 Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. It invests primarily in high-yield, higher risk corporate bonds, commonly known as "junk bonds."
------------------------------------------------------ -----------------------------------------------------------------------------
------------------------------------------------------ -------------------------- ------------------------ -------------------------
Money Market Funds or Securities                       0-35% of Assets            0-35% of Assets           0-35% of Assets
May include Delaware Cash Reserve, a money market
fund, individual money market securities or            The Fund will generally    The Fund will generally   The Fund will generally
repurchase agreements.                                 invest in at least four    invest in at least four   invest in at least four
                                                       individual mutual funds.   individual mutual funds.  individual mutual funds.
------------------------------------------------------ -------------------------- --------------------------- ----------------------
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Cash Reserve                                  Delaware Cash Reserve seeks to provide maximum current income, while preserving principal and maintaining liquidity. As a money market fund, it invests in highly liquid money market instruments.
------------------------------------------------------ -----------------------------------------------------------------------------
------------------------------------------------------ -------------------------- ------------------------- ------------------------
International Equity Securities                        0-10% of Assets            5% to 20% of Assets       10%-30% of Assets
May include Delaware Investments funds in the
international equity asset class or individual
international equity securities.                       The Fund will generally    The Fund will generally   The Fund will generally
                                                       invest in at least four    invest in at least four   invest in at least four
                                                       individual mutual funds.   individual mutual funds.  individual mutual funds.
------------------------------------------------------ -------------------------- ------------------------- ------------------------
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Emerging Markets Fund                         Delaware Emerging Markets Fund seeks long-term capital appreciation. It invests primarily in companies located in under-developed, emerging market countries.
------------------------------------------------------ -----------------------------------------------------------------------------

------------------------------------------------------ -----------------------------------------------------------------------------
The securities we typically invest in                  How we use them
------------------------------------------------------ -----------------------------------------------------------------------------
                                                       Income Portfolio           Balanced Portfolio        Growth Portfolio
------------------------------------------------------ -------------------------- ------------------------- ------------------------
Delaware International Equity Fund                     Delaware International Equity Fund seeks long-term growth without undue risk to principal. It invests primarily in large companies located in developed countries.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware International Small Cap Fund                  Delaware International Small Cap Fund seeks to achieve long-term capital appreciation. It invests primarily in small companies located in foreign countries.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware New Pacific Fund                              Delaware New Pacific Fund seeks to maximize long-term capital appreciation by investing primarily in equity securities of companies that are domiciled in or have their principal business activities in countries located in the
                                                       Pacific Basin.
------------------------------------------------------ -----------------------------------------------------------------------------
Other Types of Securities which may be held
by the Delaware Foundation Funds.
------------------------------------------------------ -----------------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer
and seller of securities in which the seller agrees    The Delaware Foundation Funds may use overnight repurchase agreements to
to buy the securities back within a specified time     invest cash prior to investing it in other funds or securities, or for
at the same price the buyer paid for them, plus an     temporary defensive purposes.
amount equal to an agreed upon interest rate.
Repurchase agreements are often viewed as equivalent
to cash.
------------------------------------------------------ -----------------------------------------------------------------------------
Options and Futures: Options represent a right to
buy or sell a security or group of securities at an    We might use options or futures to gain exposure to a particular market
agreed upon price at a future date. The purchaser of   segment without purchasing individual funds or securities in that segment. We
an option may or may not choose to go through with     might use this approach if we had excess cash that we wanted to invest
the transaction.                                       quickly or to make an investment without disrupting one of the other Delaware
                                                       Investments funds.
Futures contracts are agreements for the purchase or
sale of a security or group of securities at a         We might also use options or futures to neutralize the effect of potential
specified price, on a specified date. Unlike an        price declines without selling securities.
option, a futures contract must be executed unless
it is sold before the settlement date.                 Use of these strategies can increase the operating costs of the Funds and can lead to loss of principal.
Options and futures are generally considered
to be derivative securities.
------------------------------------------------------ -----------------------------------------------------------------------------

Borrowing from banks
The Delaware Foundation Funds may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Funds being unable to meet their investment objectives.

Temporary defensive positions
The Delaware Foundation Funds are permitted to make temporary investments in bonds, cash or cash equivalents and may allocate 100% of their net assets to Delaware Cash Reserve in response to unfavorable market conditions. To the extent a Fund engages in temporary defensive measures, it may be unable to achieve its objective.

Portfolio turnover
Though we anticipate that each of the Delaware Foundation Funds will have an annual portfolio turnover of less than 100%, some of the funds that the Delaware Foundation Funds may invest in could have a turnover rate greater than 100%. A turnover rate of 100% would occur if a fund sold and replaced securities valued at 100% of its net assets within one year. High turnover rates in the individual funds held by the Delaware Foundation Funds could result in higher expenses.

More About the Delaware Foundation Funds


Guidelines for Purchasing and Redeeming Shares of Other Delaware Investments
Funds

Following is important information about how the Delaware Foundation Funds operate, which you should consider when evaluating the Funds.

|X| Each Delaware Foundation Funds portfolio will invest in the institutional class shares of approved Delaware Investments funds. When investing in Delaware Cash Reserve, Class A will be used. This means the Foundation Funds will pay no sales charges or 12b-1 distribution fees on the shares that they purchase.
|X| Each Foundation Funds portfolio will indirectly bear a share of fees and expenses that apply to the Institutional Classes of the Delaware Investments Funds they hold. For more information about this, see x.
|X| Any performance reported for the Delaware Foundation Funds will include the impact of all fund expenses whether they are related to the Foundation Funds or the underlying funds they invest in.
|X| We have adopted Asset Allocation Guidelines for our purchase and sale of other Delaware Investments funds. If the manager of the Foundation Funds anticipates that a purchase or redemption will disrupt the investment strategies of another fund, the manager will confer with the portfolio managers of that fund to determine how to minimize adverse affects on both funds. Such steps might include staggering the timing and amounts of the transactions. As a result, the Foundation Funds might not be able to purchase or redeem shares of other Delaware Investments funds in the exact manner they would like to. This could decrease the total return or increase the volatility of each Foundation Fund.
|X| Because many Delaware Investments funds are managed independently by different individuals or investment teams, there is no overall coordination of purchases and sales of individual securities. Therefore, it is possible that one of the funds held by a Delaware Foundation Funds portfolio or the Delaware Foundation Funds themselves might be acquiring securities at the same time another is selling them. This could increase transaction costs.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Funds you should carefully evaluate the risks. An investment in the Funds typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Funds. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------------------------------------- --------------------------------------------------------------------
                     Risks                           Degree to which the Funds are subject to this risk and How we strive to manage the risk
------------------------------------------------- --------------------- --------------------- ------------------------
                                                  Foundation Funds      Foundation Funds      Foundation Funds
                                                  Income Portfolio      Balanced Portfolio    Growth Portfolio
------------------------------------------------- --------------------- --------------------- ------------------------
Market risk is the risk that all or a majority    Each of the underlying Delaware Investments Funds and the Delaware
of the securities in a certain market -- like     Foundation Funds themselves are subject to this risk. In all
the stock or bond market -- will decline in       Funds, we maintain a long-term investment approach and focus on
value because of factors such as economic         securities we believe can appreciate over an extended time frame
conditions, future expectations or investor       regardless of interim market fluctuations. Though we may hold
confidence.                                       securities for any amount of time, we typically do not trade for short-term purposes.

                                                  Each Fund may hold a substantial part of its assets in cash or cash equivalents as a temporary, defensive strategy.
------------------------------------------------- --------------------------------------------------------------------
Industry and security risk is the risk that the   Each of the underlying Delaware Investments Funds and the
value of securities in a particular industry or   Foundation Funds themselves are subject to this risk. The
the value of an individual stock or bond will     underlying funds generally hold a number of different securities
decline because of changing expectations for      spread across various sectors. The Funds also follow a rigorous
the performance of that industry or for the       selection process before choosing securities and continuously
individual company issuing the stock.             monitor them while they remain in the portfolio.

                                                  This combined with the fact that the Delaware Foundation Funds will hold at least four different Delaware Investments funds, typically representing different asset classes, should help to reduce industry and security risk.
------------------------------------------------- --------------------------------------------------------------------
Small company risk is the risk that prices of     Delaware DelCap Fund, Delaware Select Growth Fund, Delaware Small
smaller companies may be more volatile than       Cap Value Fund, Delaware Trend Fund and Delaware International
larger companies because of limited financial     Small Cap Fund are all subject to this risk. These Funds maintain resources or dependence on narrow product lines.  well-diversified portfolios, select stocks carefully and monitor them continuously.  In determining the asset allocation for the
                                                  Foundation Funds, the manager will evaluate the current risk and reward potential of small-cap stocks and make allocation decisions accordingly.
                                                  --------------------- --------------------- ------------------------
                                                  Foundation Funds      Foundation Funds      Foundation Funds
                                                  Income Portfolio      Balanced Portfolio    Growth Portfolio will
                                                  will generally have   will have moderate    generally have
                                                  less exposure to      exposure to this      significant exposure
                                                  this risk due to      risk.                 to this risk, due to
                                                  its reduced                                 its greater emphasis
                                                  emphasis on equity                          on equities.
                                                  securities.
------------------------------------------------- --------------------- --------------------- ------------------------

------------------------------------------------- --------------------------------------------------------------------
                     Risks                           Degree to which the Funds are subject to this risk and How we strive to manage the risk
------------------------------------------------- --------------------- --------------------- ------------------------
                                                  Foundation Funds      Foundation Funds      Foundation Funds
                                                  Income Portfolio      Balanced Portfolio    Growth Portfolio
------------------------------------------------- --------------------- --------------------- ------------------------
Interest rate risk is the risk that securities    For Delaware Investments funds in the Fixed Income group this is
will decrease in value if interest rates rise.    generally the most significant risk. In striving to manage this
The risk is generally associated with bonds;      risk, managers of Delaware Fixed Income Funds will typically
however, because smaller companies often borrow   monitor economic conditions and the interest rate environment.
money to finance their operations, they may be    They will also usually keep the average maturity of a fund as
adversely affected by rising interest rates.      short as is prudent, in keeping with the individual fund's investment objective.

                                                  The funds listed above that are subject to small company risk may also be subject to this risk. The managers of these funds consider the potential effect that rising interest rates might have on a stock before the stock is purchased.
                                                  --------------------- --------------------- ------------------------
                                                  For the Income        The Balanced          The Growth Portfolio
                                                  Portfolio, this is    Portfolio will        will generally have
                                                  a significant risk    generally have        moderate exposure to
                                                  due to its            moderate exposure     this risk due to its
                                                  substantial           to this risk.         lesser emphasis on
                                                  allocation to fixed   Though it will have   fixed income funds and
                                                  income funds and      a fixed income        securities.  Though it
                                                  securities.           allocation and        will have holdings of
                                                                        holdings of small     small companies, these
                                                                        companies, these      may be balanced by
                                                                        may be balanced by    equity holdings of
                                                                        equity holdings of    larger companies.
                                                                        larger companies.
------------------------------------------------- --------------------- --------------------- ------------------------
Credit risk is the risk that a bond's issuer      Each of the Delaware Investments funds in the Fixed Income group
might be unable to make timely payments of        is subject to some degree of credit risk. This is less substantial
interest and principal.                           for high-quality, government-oriented funds like Delaware American
                                                  Government Bond Fund and Delaware Limited-Term Government Fund and
Investing in so-called "junk" or "high-yield"     more significant for funds that invest in lower quality bonds such
bonds entails greater risk of principal loss      as Delaware Delchester Fund and Delaware High-Yield Opportunities
than the risk involved in investment grade        Fund.
bonds.
                                                  --------------------- --------------------- ------------------------
                                                  For the Income        For the Balanced      For the Growth
                                                  Portfolio, this may   Portfolio, this is    Portfolio, this is a
                                                  be a significant      a moderate risk.      less significant risk
                                                  risk because the      Though it probably    due to its reduced
                                                  Fund may have a       will invest in        emphasis on fixed
                                                  substantial           Delaware Delchester   income securities.
                                                  allocation to         Fund or Delaware
                                                  Delaware Delchester   High-Yield
                                                  Fund or Delaware      Opportunities Fund,
                                                  High-Yield            these holdings may
                                                  Opportunities Fund.   be balanced by an
                                                                        equity allocation
                                                                        or better quality
                                                                        bond holdings.
------------------------------------------------- --------------------- --------------------- ------------------------

------------------------------------------------- --------------------------------------------------------------------
                     Risks                           Degree to which the Funds are subject to this risk and How we strive to manage the risk
------------------------------------------------- --------------------- --------------------- ------------------------
                                                  Foundation Funds      Foundation Funds      Foundation Funds
                                                  Income Portfolio      Balanced Portfolio    Growth Portfolio
------------------------------------------------- --------------------- --------------------- ------------------------
High-Yield Bond Risk                              Delaware Delchester Fund and Delaware High-Yield Opportunities
Investing in so-called "junk" or "high-yield"     Fund are subject to this risk. Delaware Global Bond Fund and
bonds entails the risk of principal loss, which   Delaware Emerging Markets Fund may be subject to this risk since
may be greater than the risk involved in          they are permitted to hold high-yield securities of emerging
investment grade bonds. Credit risk is greater    market issuers. Both Delaware Delchester Fund and Delaware
for these bonds because they are sometimes        High-Yield Opportunities Fund follow careful, credit-oriented bond
issued by companies whose earnings at the time    selection and hold a diversified selection of high-yield bonds in
of issuance are less than the projected debt      an effort to manage this risk.  The portfolio manager of the
service on the junk bonds.                        Foundation Funds will look carefully at the risk profile of the high-yield bond asset class in deciding how much to allocate to
In addition, high-yield bonds may also be         the Delaware Investments funds that invest in those securities.
subject to greater risks related to recessions,
the ability to accurately value bonds and the
possibility of adverse legislative or regulatory
actions.
                                                  --------------------- --------------------- ------------------------
                                                  For the Income        For the Balanced      For the Growth
                                                  Portfolio, this may   Portfolio, this is    Portfolio, this is a
                                                  be a significant      a moderate risk       less significant risk
                                                  risk because the      because holdings      due to its reduced
                                                  Fund may have a       subject to this       emphasis on fixed
                                                  substantial           risk may be           income securities and
                                                  allocation to         balanced by its       the limitation on its
                                                  Delaware Delchester   equity allocation     allocation to
                                                  Fund or Delaware      or better quality     international
                                                  High-Yield            bond holdings.        securities.
                                                  Opportunities Fund.
------------------------------------------------- --------------------- --------------------- ------------------------
Prepayment risk is the risk that the principal    Prepayment risk can be a significant risk to funds that have a
on a bond you own will be prepaid prior to        large percentage of holdings in mortgage securities. Among the
maturity at a time when interest rates are        funds available to the Delaware Foundation Funds portfolios, these
lower than what that bond was paying. You would   include the Delaware American Government Bond Fund and the
then have to reinvest that money at a lower       Delaware Limited-Term Government Fund. In order to manage this
interest rate.                                    risk, when we think interest rates are low or that rates will be declining, managers of these Funds typically look for mortgage securities that they believe are less likely to be prepaid.  The
                                                  Delaware Foundation Funds will be more or less subject to this risk depending on how much they have allocated to these Delaware
                                                  Investments funds.
                                                  --------------------- --------------------- ------------------------
                                                  For the Income        For the Balance       For the Growth
                                                  Portfolio, this       Portfolio there is    Portfolio there is low
                                                  could be a            relatively low        exposure to this risk
                                                  significant risk      exposure to this      due to a reduced
                                                  due to its greater    risk, due to its      emphasis on the
                                                  focus on the          balanced approach     fixed-income asset
                                                  fixed-income asset    and allocation to     class.
                                                  class.                equity securities.
------------------------------------------------- --------------------- --------------------- ------------------------

------------------------------------------------- --------------------------------------------------------------------
                     Risks                           Degree to which the Funds are subject to this risk and How we strive to manage the risk
------------------------------------------------- --------------------- --------------------- ------------------------
                                                  Foundation Funds      Foundation Funds      Foundation Funds
                                                  Income Portfolio      Balanced Portfolio    Growth Portfolio
------------------------------------------------- --------------------- --------------------- ------------------------
Currency Risk is the risk that the value of a     Each of the Delaware Investments funds in the International group
Fund's investments may be negatively affected     is subject to this risk. The Funds may try to hedge currency risk
by changes in foreign currency exchange rates.    by purchasing foreign currency exchange contracts. By agreeing to
Adverse changes in exchange rates may reduce or   purchase or sell foreign securities at a pre-set price on a future
eliminate any gains produced by investments       date, the Funds strive to protect the value of the securities they
that are denominated in foreign currencies and    own from future changes in currency rates. The Funds will use
may increase any losses.                          forward currency exchange contracts only for defensive measures, not to enhance portfolio returns.  However, there is no assurance that a strategy such as this will be successful.

                                                  For the Delaware Foundation Funds, this risk will vary depending on how much of their assets are allocated to international funds.
                                                  However, the maximum amount that we will invest in International
                                                  Funds is 30% (in the Growth Portfolio).
                                                  --------------------- --------------------- ------------------------
                                                  For the Income        For the Balanced      For the Growth
                                                  Portfolio, there is   Portfolio, there is   Portfolio, there is
                                                  minimal exposure to   moderate exposure     moderate exposure to
                                                  this risk because     to this risk, since   this risk, since
                                                  international         international         international holdings
                                                  holdings are          holdings may range    may range from 10% to
                                                  limited to 10% of     from 5% to 20% of     30% of net assets.
                                                  net assets.           net assets.
------------------------------------------------- --------------------- --------------------- ------------------------
Emerging Markets Risk is the possibility that     The Delaware Global Bond Fund, Delaware Emerging Markets Fund and
the risks associated with international           Delaware New Pacific Fund are all subject to this risk. Each Fund
investing will be greater in emerging markets     carefully selects securities within emerging markets and strives
than in more developed foreign markets because,   to consider all relevant risks associated with an individual
among other things, emerging markets may have     company. When deciding how much to allocate to these Funds, the less stable political and economic environments.  Delaware Foundation Funds manager will consider whether the potential rewards of investing in these funds outweigh the potential risks.
                                                  --------------------- --------------------- ------------------------
                                                  For the Income        For the Balanced      For the Growth
                                                  Portfolio, there is   Portfolio, there is   Portfolio, there is
                                                  low exposure to       moderate exposure     moderate exposure to
                                                  this risk because     to this risk, since   this risk, since
                                                  international         international         international holdings
                                                  holdings are          holdings may range    may range from 10% to
                                                  limited to 10% of     from 5% to 20% of     30% of net assets.
                                                  net assets.           net assets.
------------------------------------------------- --------------------- --------------------- ------------------------

------------------------------------------------- --------------------------------------------------------------------
                     Risks                           Degree to which the Funds are subject to this risk and How we strive to manage the risk
------------------------------------------------- --------------------- --------------------- ------------------------
                                                  Foundation Funds      Foundation Funds      Foundation Funds
                                                  Income Portfolio      Balanced Portfolio    Growth Portfolio
------------------------------------------------- --------------------- --------------------- ------------------------
Futures and options risk is the possibility       Each of the Delaware Foundation Funds and some of the Delaware
that the Fund may experience a loss if it         Investments funds may use options and futures for defensive
employs an options or futures strategy related    purposes, such as to protect gains in the portfolio without
to a security or a market index and that          actually selling a security or to gain exposure to a particular
security or index moves in the opposite           market segment without purchasing individual securities in the
direction from what the manager anticipated.      segment. We will generally not use futures and options for
Futures and options also involve additional       speculative reasons.
expenses, which could reduce any benefit or
increase any loss that Fund gains from using
the strategy.
------------------------------------------------- --------------------------------------------------------------------
Foreign risk is the risk that foreign             Though each of the Foundation Funds portfolios may invest in
securities may be adversely affected by           International Funds or international securities, none may invest
political instability, changes in currency        more than 30% of net assets in International Funds. Holding both
exchange rates, inefficient markets, foreign      international and domestic securities in a well-allocated
economic conditions, lack of information or       portfolio may actually help to reduce overall portfolio risk since
inadequate regulatory and accounting standards.   these types of securities may experience different performance cycles.
                                                  --------------------- --------------------- ------------------------
                                                  For the Income        For the Balanced      For the Growth
                                                  Portfolio, there is   Portfolio, there is   Portfolio, there is
                                                  low exposure to       moderate exposure     moderate exposure to
                                                  this risk because     to this risk, since   this risk, since
                                                  international         international         international holdings
                                                  holdings are          holdings may range    may range from 10% to
                                                  limited to 10% of     from 5% to 20% of     30% of net assets.
                                                  net assets.           net assets.
------------------------------------------------- --------------------- --------------------- ------------------------
Non-diversified risk Non-diversified funds have   Each of the Delaware Foundation Funds as well as several of the
the flexibility to invest as much as 50% of       Delaware Investments funds they may hold are non-diversified funds
their assets in as few as two issuers provided    subject to this risk. Nevertheless, we typically hold shares of at
no single issuer accounts for more than 25% of    least four different Delaware Investments funds, which in turn
the portfolio.  The remaining 50% of the          hold a number of securities representing a variety of different
portfolio must be diversified so that no more     issuers or industry sectors. Though we are technically subject to
than 5% of the Fund's assets is invested in the   non-diversified risk, we do not believe it will have a substantial
securities of a single issuer. When a fund        impact on the Delaware Foundation Funds.
invests its assets in fewer issuers, the value
of fund shares may increase or decrease more
rapidly than if the fund were fully diversified.
------------------------------------------------- --------------------------------------------------------------------
Liquidity risk is the possibility that            Each of the Delaware Foundation Fund's exposure to illiquid
securities cannot be readily sold within seven    securities is limited to 15% of net assets. For each of the Delaware
days at approximately the price that a fund has   Investments funds exposure to illiquid securities is limited to 10%
valued them.                                      to 15% of net assets.
------------------------------------------------- --------------------------------------------------------------------

Who manages the Funds

Investment manager
The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company manages each Fund's assets by allocating a Fund's assets among the Delaware Investments funds. The management services include monitoring the Delaware Investments funds in order to determine whether they are investing their assets in a manner that is consistent with the asset classes targeted for investment by each Fund. Delaware Management Company also oversees the Funds' direct investment in securities, manages the Funds' business affairs and provides daily administrative services. For these services, the manager was paid a fee for the last fiscal year as follows:

                                                                       Asset Allocation Fees*

-------------------------------------------------------------- ---------------------- --------------------- --------------------
                                                                Delaware Foundation   Delaware Foundation        Delaware
                                                                   Funds Income          Funds Balanced      Foundation Funds
                                                                     Portfolio             Portfolio         Growth Portfolio
-------------------------------------------------------------- ---------------------- --------------------- --------------------
As a percentage of average daily net assets                            0.00%                 0.00%                 0.00%
-------------------------------------------------------------- ---------------------- --------------------- --------------------

*Reflects the manager's expense caps.

Portfolio managers

J. Paul Dokas has primary responsibility for making day-to-day investment decisions for the Funds. In making investment decisions for each Fund, Mr. Dokas regularly consults with Richard G. Unruh.

J. Paul Dokas, Vice President/Portfolio Manager, is responsible for both asset allocations among the underlying Delaware Investments Funds and the Portfolios' direct investments in securities. He holds a BBA in Business from Loyola College and an MBA from the University of Maryland. Prior to joining Delaware Investments in 1997, he was a Director of Trust Investments for Bell Atlantic Corporation in Philadelphia. Mr. Dokas is a CFA charterholder.

Richard G. Unruh, Executive Vice President/Chief Investment Officer, Equity, joined Delaware Investments in 1982 after 19 years of investment experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an Executive Vice President of the Funds in 1994. He is also a member of the Board of Directors of Delaware Management Company and was named Executive Vice President of Delaware Management Company in 1994.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                Board of Trustees

Investment manager                         The Funds         Custodian
Delaware Management Company                                  The Chase Manhattan Bank
One Commerce Square                                          4 Chase Metrotech Center
Philadelphia, PA 19103                                       Brooklyn, NY 11245


Portfolio managers           Distributor                        Service agent
(see page __ for details)    Delaware Distributors, L.P.        Delaware Service Company, Inc.
                             1818 Market Street                 1818 Market Street
                             Philadelphia, PA 19103             Philadelphia, PA 19103


                               Financial advisers

                                  Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds
You can choose from a number of share classes for a Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A

o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o   If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

Class A sales charges

-------------------------- ---------------- ---------------------------------------------------------------- --------------------
   Amount of purchase       Sales charge                 Sales charge as % of amount invested                     Dealer's
                                as %                                                                           commission as %
                             of offering                                                                      of offering price
                                price
-------------------------- ---------------- ---------------------------------------------------------------- --------------------
                                                  Delaware             Delaware              Delaware
                                              Foundation Funds     Foundation Funds      Foundation Funds
                                              Income Portfolio    Balanced Portfolio     Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------------
     Less than $50,000          5.75%                                                                               5.00%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
        $50,000 but             4.75%                                                                               4.00%
      under $100,000
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
       $100,000 but             3.75%                                                                               3.00%
      under $250,000
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
       $250,000 but             2.50%                                                                               2.00%
      under $500,000
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
       $500,000 but             2.00%                                                                               1.60%
     under $1 million
---------------------------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year.

-------------------------- --------------------------- ------------------------------- ------------------------------------------
   Amount of purchase          Sales charge as %       Sales charge as % of amount             Dealer's commission as %
                               of offering price       invested                                    of offering price
-------------------------- --------------------------- ------------------------------- ------------------------------------------
   $1 million up to $5                none                          none                                 1.00%
         million
-------------------------- --------------------------- ------------------------------- ------------------------------------------
    Next $20 million                  none                          none                                 0.50%
    Up to $25 million
-------------------------- --------------------------- ------------------------------- ------------------------------------------
 Amount over $25 million              none                          none                                 0.25%
-------------------------- --------------------------- ------------------------------- ------------------------------------------

Class B

o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.


Class C

o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of a Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.

----------------------------- -------------------------------- ---------------------------------------------------------------
          Program             How it works                                              Share class
                                                                     A                    B                C
----------------------------- -------------------------------- ---------------------------------------------------------------
  Letter of Intent              Through a Letter of Intent            X         Although the Letter of Intent and Rights of
                                you agree to invest a                           Accumulation do not apply to the purchase of
                                certain amount in Delaware                      Class B and C shares, you can combine your
                                Investment Funds (except                        purchase of Class A shares with your
                                money market funds with no                      purchase of B and C shares to fulfill your
                                sales charge) over a                            Letter of Intent or qualify for Rights of
                                13-month period to qualify                      Accumulation.
                                for reduced front-end
                                sales charges.
----------------------------- -------------------------------- ----------------
  Rights of Accumulation        You can combine your                  X
                                holdings or purchases of
                                all funds in the Delaware
                                Investments family (except
                                money market funds with no
                                sales charge) as well as
                                the holdings and purchases
                                of your spouse and
                                children under 21 to
                                qualify for reduced
                                front-end sales charges.
----------------------------- -------------------------------- ---------------- --------------------------- ------------------
  Reinvestment of               Up to 12 months after you      For Class A,       For Class B, your           Not
  redeemed shares               redeem shares, you can         you will not       account will be             available.
                                reinvest the proceeds with     have to pay        credited with the
                                no additional sales charge.    an                 contingent deferred
                                                               additional         sales charge you
                                                               front-end          previously paid on
                                                               sales charge.      the amount you are
                                                                                  reinvesting. Your
                                                                                  schedule for
                                                                                  contingent deferred
                                                                                  sales charges and
                                                                                  conversion to Class
                                                                                  A will not start
                                                                                  over again; it will
                                                                                  pick up from the
                                                                                  point at which you
                                                                                  redeemed your
                                                                                  shares.

----------------------------- -------------------------------- ---------------- ----------------------------------------------
  SIMPLE IRA, SEP IRA,          These investment plans may            X         There is no reduction in sales charges for
  SARSEP, Prototype             qualify for reduced sales                       Class B or Class C shares for group
  Profit Sharing,               charges by combining the                        purchases for retirement plans.
  Pension, 401(k), SIMPLE       purchases of all members
  401(k), 403(b)(7), and        of the group. Members of
  457 Retirement Plans          these groups may also
                                qualify to purchase shares
                                without a front-end sales
                                charge and a waiver of any
                                contingent deferred sales
                                charges.
----------------------------- -------------------------------- ---------------- ----------------------------------------------

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on a Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine a Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at fair market value using a method approved by the board of trustees.


Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Funds may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Funds can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, a Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLineSM On Demand Service
Through our MoneyLineSM On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
Dividends for the Delaware Foundation Funds Income Portfolio and Delaware Foundation Funds Balanced Portfolio, if any, are paid quarterly. Dividends for the Delaware Foundation Funds Growth Portfolio, if any, are paid once a year. Capital gains, if any, are paid once a year. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from a Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time a Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, each Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of any Fund. The Year 2000 Problem may also adversely affect the issuers of securities in which the Funds invest. The portfolio manager and investment professionals of each Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

53

Financial highlights
The financial highlights table are intended to help you understand a Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with each Fund's financial statements, is included in their annual report, which is available upon request by calling 800.523.1918.

  ------------------------------------------------------------------------------------------------ -------------------------
  Delaware Foundation Funds Growth Portfolio                                                               Class A

  ------------------------------------------------------------------------------------------------ -------------------------
                                                                                                                     Period
                                                                                                        Year     12/31/97(1)
                                                                                                   Ended 9/30       through
                                                                                                         1999       9/30/98
  ------------------------------------------------------------------------------------------------ ----------- -------------

  ------------------------------------------------------------------------------------------------ ----------- -------------
  Net asset value, beginning of period                                                                               $8.500
  ------------------------------------------------------------------------------------------------ ----------- -------------

  ------------------------------------------------------------------------------------------------ ----------- -------------
  Income from investment operations:
  ------------------------------------------------------------------------------------------------ ----------- -------------
  Net investment income(2)                                                                                            0.083
  ------------------------------------------------------------------------------------------------ ----------- -------------
  Net realized and unrealized loss on investments                                                                   (0.413)
                                                                                                                    -------
  ------------------------------------------------------------------------------------------------ ----------- -------------
  Total from investment operations                                                                                  (0.330)
                                                                                                                    -------
  ------------------------------------------------------------------------------------------------ ----------- -------------

  ------------------------------------------------------------------------------------------------ ----------- -------------
  Less dividends and distributions:
  ------------------------------------------------------------------------------------------------ ----------- -------------
  Dividends from net investment income                                                                                  ---
                                                                                                                    -------
  ------------------------------------------------------------------------------------------------ ----------- -------------
  Distributions from net realized gain on investment transactions                                                       ---
                                                                                                                    -------
  ------------------------------------------------------------------------------------------------ ----------- -------------
  Total dividends and distributions                                                                                     ---
                                                                                                                    -------
  ------------------------------------------------------------------------------------------------ ----------- -------------

  ------------------------------------------------------------------------------------------------ ----------- -------------
  Net asset value, end of period                                                                                     $8.170
                                                                                                                     ======
  ------------------------------------------------------------------------------------------------ ----------- -------------

  ------------------------------------------------------------------------------------------------ ----------- -------------
  Total return(3)                                                                                                   (3.88%)
  ------------------------------------------------------------------------------------------------ ----------- -------------

  ------------------------------------------------------------------------------------------------ ----------- -------------
  Ratios and supplemental data:
  ------------------------------------------------------------------------------------------------ ----------- -------------
  Net assets, end of period (000 omitted)                                                                              $547
  ------------------------------------------------------------------------------------------------ ----------- -------------
  Ratio of expenses to average net assets                                                                             0.80%
  ------------------------------------------------------------------------------------------------ ----------- -------------
  Ratio of expenses to average net assets prior to expense limitation                                                16.14%
  ------------------------------------------------------------------------------------------------ ----------- -------------
  Ratio of net investment income to average net assets                                                                1.28%
  ------------------------------------------------------------------------------------------------ ----------- -------------
  Ratio of net investment income loss to average net assets prior to expense limitation                            (14.06%)
  ------------------------------------------------------------------------------------------------ ----------- -------------
  Portfolio turnover                                                                                                    77%
  ------------------------------------------------------------------------------------------------ ----------- -------------

(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2) Per share information was based on the average shares outstanding method.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

------------------------------------------------------------------------- ------------------------- ---------------------------
Delaware Foundation Funds Growth Portfolio                                        Class B                    Class C

------------------------------------------------------------------------- ------------------------- ---------------------------
                                                                                 Year       Period         Year         Period
                                                                                Ended  12/31/97(1)        Ended      12/31/97(1)
                                                                                 9/30      through         9/30        through
                                                                                 1999      9/30/98         1999        9/30/98
------------------------------------------------------------------------- ------------ ------------ ------------ --------------
------------------------------------------------------------------------- ------------ ------------ ------------ --------------
Net asset value, beginning of period                                                        $8.500                      $8.500
------------------------------------------------------------------------- ------------ ------------ ------------ --------------

------------------------------------------------------------------------- ------------ ------------ ------------ --------------
Income from investment operations:
------------------------------------------------------------------------- ------------ ------------ ------------ --------------
Net investment income(2)                                                                     0.035                       0.034
------------------------------------------------------------------------- ------------ ------------ ------------ --------------
Net realized and unrealized loss on investments                                            (0.395)                     (0.394)
                                                                                           -------                     -------
------------------------------------------------------------------------- ------------ ------------ ------------ --------------
Total from investment operations                                                           (0.360)                     (0.360)
                                                                                           -------                     -------
------------------------------------------------------------------------- ------------ ------------ ------------ --------------

------------------------------------------------------------------------- ------------ ------------ ------------ --------------
Less dividends and distributions:
------------------------------------------------------------------------- ------------ ------------ ------------ --------------
Dividends from net investment income                                                           ---                         ---
                                                                                           -------                     -------
------------------------------------------------------------------------- ------------ ------------ ------------ --------------
Distributions from net realized gain on investment transactions                                ---                         ---
                                                                                           -------                     -------
------------------------------------------------------------------------- ------------ ------------ ------------ --------------
Total dividends and distributions                                                              ---                         ---
                                                                                           -------                     -------
------------------------------------------------------------------------- ------------ ------------ ------------ --------------

------------------------------------------------------------------------- ------------ ------------ ------------ --------------
Net asset value, end of period                                                              $8.140                      $8.140
                                                                                            ======                      ======
------------------------------------------------------------------------- ------------ ------------ ------------ --------------

------------------------------------------------------------------------- ------------ ------------ ------------ --------------
Total return(3)                                                                            (4.24%)                     (4.24%)
------------------------------------------------------------------------- ------------ ------------ ------------ --------------

------------------------------------------------------------------------- ------------ ------------ ------------ --------------
Ratios and supplemental data:
------------------------------------------------------------------------- ------------ ------------ ------------ --------------
Net assets, end of period (000 omitted)                                                       $885                         $74
------------------------------------------------------------------------- ------------ ------------ ------------ --------------
Ratio of expenses to average net assets                                                       1.55%                       1.55%
------------------------------------------------------------------------- ------------ ------------ ------------ --------------
Ratio of expenses to average net assets prior to expense limitation                          16.89%                      16.89%
------------------------------------------------------------------------- ------------ ------------ ------------ --------------
Ratio of net investment income to average net assets                                          0.53%                       0.53%
------------------------------------------------------------------------- ------------ ----------- ------------ --------------
Ratio of net investment income loss to average net assets prior to
expense limitation                                                                         (14.81%)                    (14.81%)
------------------------------------------------------------------------- ------------ ----------- ------------ --------------
Portfolio turnover                                                                            77%                         77%
------------------------------------------------------------------------- ------------ ----------- ------------ --------------

(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.

(2) Per share information was based on the average shares outstanding method.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

------------------------------------------------------------------------------------------------- -------------------------
Delaware Foundation Funds Balanced Portfolio                                                              Class A

------------------------------------------------------------------------------------------------- -------------------------
                                                                                                                    Period
                                                                                                       Year    12/31/97(1)
                                                                                                  Ended 9/30       through
                                                                                                        1999       9/30/98
------------------------------------------------------------------------------------------------- ----------- -------------
------------------------------------------------------------------------------------------------- ----------- -------------

------------------------------------------------------------------------------------------------- ----------- -------------
Net asset value, beginning of period                                                                                $8.500
------------------------------------------------------------------------------------------------- ----------- -------------

------------------------------------------------------------------------------------------------- ----------- -------------
Income from investment operations:
------------------------------------------------------------------------------------------------- ----------- -------------
Net investment income(2)                                                                                             0.165
------------------------------------------------------------------------------------------------- ----------- -------------
Net realized and unrealized loss on investments                                                                    (0.465)
                                                                                                                   -------
------------------------------------------------------------------------------------------------- ----------- -------------
Total from investment operations                                                                                   (0.300)
                                                                                                                   -------
------------------------------------------------------------------------------------------------- ----------- -------------

------------------------------------------------------------------------------------------------- ----------- -------------
Less dividends and distributions:
------------------------------------------------------------------------------------------------- ----------- -------------
Dividends from net investment income                                                                               (0.070)
                                                                                                                   -------
------------------------------------------------------------------------------------------------- ----------- -------------
Distributions from net realized gain on investment transactions                                                        ---
                                                                                                                   -------
------------------------------------------------------------------------------------------------- ----------- -------------
Total dividends and distributions                                                                                  (0.070)
                                                                                                                   -------
------------------------------------------------------------------------------------------------- ----------- -------------

------------------------------------------------------------------------------------------------- ----------- -------------
Net asset value, end of period                                                                                      $8.130
                                                                                                                    ======
------------------------------------------------------------------------------------------------- ----------- -------------

------------------------------------------------------------------------------------------------- ----------- -------------
Total return(3)                                                                                                    (3.68%)
------------------------------------------------------------------------------------------------- ----------- -------------

------------------------------------------------------------------------------------------------- ----------- -------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------- ----------- -------------
Net assets, end of period (000 omitted)                                                                               $972
------------------------------------------------------------------------------------------------- ----------- -------------
Ratio of expenses to average net assets                                                                              0.80%
------------------------------------------------------------------------------------------------- ----------- -------------
Ratio of expenses to average net assets prior to expense limitation                                                 14.36%
------------------------------------------------------------------------------------------------- ----------- -------------
Ratio of net investment income to average net assets                                                                 2.53%
------------------------------------------------------------------------------------------------- ----------- -------------
Ratio of net investment income loss to average net assets prior to expense limitation                             (11.03%)
------------------------------------------------------------------------------------------------- ----------- -------------
Portfolio turnover                                                                                                     73%
------------------------------------------------------------------------------------------------- ----------- -------------

(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

-------------------------------------------------------------------- ------------------------- ---------------------------
Delaware Foundation Funds Balanced Portfolio                                 Class B                    Class C

-------------------------------------------------------------------- ------------------------- ---------------------------
                                                                            Year       Period         Year         Period
                                                                           Ended  12/31/97(1)        Ended    12/31/97(1)
                                                                            9/30      through         9/30        through
                                                                            1999      9/30/98         1999        9/30/98
-------------------------------------------------------------------- ------------ ------------ ------------ --------------
-------------------------------------------------------------------- ------------ ------------ ------------ --------------

-------------------------------------------------------------------- ------------ ------------ ------------ --------------
Net asset value, beginning of period                                                   $8.500                      $8.500
-------------------------------------------------------------------- ------------ ------------ ------------ --------------

-------------------------------------------------------------------- ------------ ------------ ------------ --------------
Income from investment operations:
-------------------------------------------------------------------- ------------ ------------ ------------ --------------
Net investment income(2)                                                                0.116                       0.116
-------------------------------------------------------------------- ------------ ------------ ------------ --------------
Net realized and unrealized loss on investments                                       (0.471)                     (0.461)
                                                                                      -------                     -------
-------------------------------------------------------------------- ------------ ------------ ------------ --------------
Total from investment operations                                                      (0.355)                     (0.345)
                                                                                      -------                     -------
-------------------------------------------------------------------- ------------ ------------ ------------ --------------

-------------------------------------------------------------------- ------------ ------------ ------------ --------------
Less dividends and distributions:
-------------------------------------------------------------------- ------------ ------------ ------------ --------------
Dividends from net investment income                                                  (0.015)                     (0.015)
                                                                                      -------                     -------
-------------------------------------------------------------------- ------------ ------------ ------------ --------------
Distributions from net realized gain on investment transactions                           ---                         ---
                                                                                       ------                      ------
-------------------------------------------------------------------- ------------ ------------ ------------ --------------
Total dividends and distributions                                                     (0.015)                     (0.015)
                                                                                      -------                     -------
-------------------------------------------------------------------- ------------ ------------ ------------ --------------

-------------------------------------------------------------------- ------------ ------------ ------------ --------------
Net asset value, end of period                                                         $8.130                      $8.140
                                                                                       ======                      ======
-------------------------------------------------------------------- ------------ ------------ ------------ --------------

-------------------------------------------------------------------- ------------ ------------ ------------ --------------
Total return(3)                                                                       (4.02%)                     (3.90%)
-------------------------------------------------------------------- ------------ ------------ ------------ --------------

-------------------------------------------------------------------- ------------ ------------ ------------ --------------
Ratios and supplemental data:
-------------------------------------------------------------------- ------------ ------------ ------------ --------------
Net assets, end of period (000 omitted)                                                  $408                        $694
-------------------------------------------------------------------- ------------ ------------ ------------ --------------
Ratio of expenses to average net assets                                                 1.55%                       1.55%
-------------------------------------------------------------------- ------------ ------------ ------------ --------------
Ratio of expenses to average net assets prior to expense limitation                    15.11%                      15.11%
-------------------------------------------------------------------- ------------ ------------ ------------ --------------
Ratio of net investment income to average net assets                                    1.78%                       1.78%
-------------------------------------------------------------------- ------------ ------------ ------------ --------------
Ratio of net investment income loss to average net assets prior to
expense limitation                                                                    (11.78%)                    (11.78%)
-------------------------------------------------------------------- ------------ ------------ ------------ --------------
Portfolio turnover                                                                        73%                         73%
-------------------------------------------------------------------- ------------ ------------ ------------ --------------

(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

------------------------------------------------------------------------------------------------- -------------------------
Delaware Foundation Funds Income Portfolio                                                                Class A

------------------------------------------------------------------------------------------------- -------------------------
                                                                                                                    Period
                                                                                                        Year   12/31/97(1)
                                                                                                  Ended 9/30       through
                                                                                                        1999       9/30/98
------------------------------------------------------------------------------------------------- ----------- -------------

------------------------------------------------------------------------------------------------- ----------- -------------
Net asset value, beginning of period                                                                                $8.500
------------------------------------------------------------------------------------------------- ----------- -------------

------------------------------------------------------------------------------------------------- ----------- -------------
Income from investment operations:
------------------------------------------------------------------------------------------------- ----------- -------------
Net investment income(2)                                                                                             0.261
------------------------------------------------------------------------------------------------- ----------- -------------
Net realized and unrealized loss on investments                                                                    (0.361)
                                                                                                                   -------
------------------------------------------------------------------------------------------------- ----------- -------------
Total from investment operations                                                                                   (0.100)
                                                                                                                   -------
------------------------------------------------------------------------------------------------- ----------- -------------

------------------------------------------------------------------------------------------------- ----------- -------------
Less dividends and distributions:
------------------------------------------------------------------------------------------------- ----------- -------------
Dividends from net investment income                                                                                   ---
                                                                                                                   -------
------------------------------------------------------------------------------------------------- ----------- -------------
Distributions from net realized gain on investment transactions                                                    (0.110)
                                                                                                                   -------
------------------------------------------------------------------------------------------------- ----------- -------------
Total dividends and distributions                                                                                  (0.110)
                                                                                                                   -------
------------------------------------------------------------------------------------------------- ----------- -------------

------------------------------------------------------------------------------------------------- ----------- -------------
Net asset value, end of period                                                                                      $8.290
                                                                                                                    ======
------------------------------------------------------------------------------------------------- ----------- -------------

------------------------------------------------------------------------------------------------- ----------- -------------
Total return(3)                                                                                                    (1.21%)
------------------------------------------------------------------------------------------------- ----------- -------------

------------------------------------------------------------------------------------------------- ----------- -------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------- ----------- -------------
Net assets, end of period (000 omitted)                                                                               $398
------------------------------------------------------------------------------------------------- ----------- -------------
Ratio of expenses to average net assets                                                                              0.80%
------------------------------------------------------------------------------------------------- ----------- -------------
Ratio of expenses to average net assets prior to expense limitation                                                 36.76%
------------------------------------------------------------------------------------------------- ----------- -------------
Ratio of net investment income to average net assets                                                                 3.97%
------------------------------------------------------------------------------------------------- ----------- -------------
Ratio of net investment income loss to average net assets prior to expense limitation                             (31.99%)
------------------------------------------------------------------------------------------------- ----------- -------------
Portfolio turnover                                                                                                     81%
------------------------------------------------------------------------------------------------- ----------- -------------

(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

--------------------------------------------------------------------------------------------- ---------------------------
Delaware Foundation Funds Income Portfolio                                  Class B                    Class C

--------------------------------------------------------------------------------------------- ---------------------------
                                                                           Year       Period         Year         Period
                                                                          Ended    12/31/97(1)      Ended    12/31/97(1)
                                                                           9/30      through         9/30        through
                                                                           1999      9/30/98         1999        9/30/98
-------------------------------------------------------------------------------- ------------ ------------ --------------
-------------------------------------------------------------------------------- ------------ ------------ --------------

-------------------------------------------------------------------------------- ------------ ------------ --------------
Net asset value, beginning of period                                                  $8.500                      $8.500
-------------------------------------------------------------------------------- ------------ ------------ --------------

-------------------------------------------------------------------------------- ------------ ------------ --------------
Income from investment operations:
-------------------------------------------------------------------------------- ------------ ------------ --------------
Net investment income(2)                                                               0.212                       0.215
-------------------------------------------------------------------------------- ------------ ------------ --------------
Net realized and unrealized loss on investments                                      (0.342)                     (0.345)
                                                                                     -------                     -------
-------------------------------------------------------------------------------- ------------ ------------ --------------
Total from investment operations                                                     (0.130)                     (0.130)
                                                                                     -------                     -------
-------------------------------------------------------------------------------- ------------ ------------ --------------

-------------------------------------------------------------------------------- ------------ ------------ --------------
Less dividends and distributions:
-------------------------------------------------------------------------------- ------------ ------------ --------------
Dividends from net investment income                                                     ---                         ---
                                                                                      ------                       ------
-------------------------------------------------------------------------------- ------------ ------------ --------------
Distributions from net realized gain on investment transactions                      (0.080)                     (0.080)
                                                                                     -------                     -------
-------------------------------------------------------------------------------- ------------ ------------ --------------
Total dividends and distributions                                                    (0.080)                     (0.080)
                                                                                     -------                     -------
-------------------------------------------------------------------------------- ------------ ------------ --------------

-------------------------------------------------------------------------------- ------------ ------------ --------------
Net asset value, end of period                                                        $8.290                      $8.290
                                                                                      ======                      ======
-------------------------------------------------------------------------------- ------------ ------------ --------------

-------------------------------------------------------------------------------- ------------ ------------ --------------
Total return(3)                                                                      (1.56%)                     (1.56%)
-------------------------------------------------------------------------------- ------------ ------------ --------------

-------------------------------------------------------------------------------- ------------ ------------ --------------
Ratios and supplemental data:
-------------------------------------------------------------------------------- ------------ ------------ --------------
Net assets, end of period (000 omitted)                                                  $26                        $123
-------------------------------------------------------------------------------- ------------ ------------ --------------
Ratio of expenses to average net assets                                                1.55%                       1.55%
-------------------------------------------------------------------------------- ------------ ------------ --------------
Ratio of expenses to average net assets prior to expense limitation                   37.51%                      37.51%
-------------------------------------------------------------------------------- ------------ ------------ --------------
Ratio of net investment income to average net assets                                   3.22%                       3.22%
-------------------------------------------------------------------------------- ------------ ------------ --------------
Ratio of net investment income loss to average net assets prior to
expense limitation                                                                    (32.74%)                    (32.74%)
-------------------------------------------------------------------------------- ------------ ------------ --------------
Portfolio turnover                                                                       81%                         81%
-------------------------------------------------------------------------------- ------------ ------------ --------------

(1) Date of commencement of trading; ratios have been annualized and total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

How to read the financial highlights

Net investment loss
Net investment loss includes dividend and interest income earned from the Fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment loss to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

How to use this glossary

The glossary includes definitions of investment terms used throughout the prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Inflation

The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Russell 2000 Growth Index
Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. These stocks are selected from the 2000 smallest companies in the Russell 3000 Index, which represent approximately 10% of the total market capitalization of the Russell 3000 Index.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Foundation Funds Income Portfolio
Delaware Foundation Funds Balanced Portfolio
Delaware Foundation Funds Growth Portfolio

Additional information about each Fund's investments is available in the Funds' annual and semi-annual report to shareholders. In the Funds' shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Funds on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com


Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o   For Fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.


Investment Company Act file number: 811-1485
Fund Symbols
                     CUSIP            NASDAQ
Class A
Class B
Class C

                                    DELAWARE
                                   INVESTMENTS
                              ---------------------
                              Philadelphia * London

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                         Delaware Group Foundation Funds

                              Institutional Classes



                                   Prospectus
                               December     , 1999

                             Asset Allocation Funds

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of Contents

Fund profiles                                     page
Delaware Foundation Funds Income Portfolio
Delaware Foundation Funds Balanced Portfolio
Delaware Foundation Funds Growth Portfolio

How we manage the Funds                           page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds                             page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account                                page
Investing in the Funds
       How to buy shares
       How to redeem shares
       Account minimum
       Exchanges
Dividends, distributions and taxes

Certain management considerations                 page

Financial highlights                              page

Profile: Delaware Foundation Funds Income Portfolio

What are the Fund's goals?
The Delaware Foundation Funds Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in shares of selected Delaware Investments funds including equity and fixed income funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Fund. In striving to meet its objective, the Income Portfolio would typically have a larger percentage of its assets allocated to fixed income funds and securities (generally at least 45%) than to equity funds and securities (generally at least 20%). The Income Portfolio may allocate up to 10% to international funds and securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund is subject to the same risks as the underlying Delaware Investments funds that it invests in. Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds in the portfolio will decline. The Fund's share value could decline as well. Because the Fund may invest in as few as four different underlying funds or a small number of securities, it is considered a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. However, the Delaware Investments funds generally hold a broad mix of securities, which helps to lessen this risk. For a more complete discussion of risk, please turn to "The risks of investing in the Fund."

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o Investors who are in the wealth preservation phase, generally with lower risk tolerance.
o Investors in the pre-retirement/retirement phase, looking for an increase in income.
o Investors who want a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.

Who should not invest in the Fund
o  Investors with short-term financial goals.
o  Investors whose primary goal is capital appreciation.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Delaware Foundation Funds Income Portfolio performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show the return for the Fund for the past calendar year as well as the average annual returns for the one-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense limitations. The returns would be lower without the expense limitation.

[GRAPHIC OMITTED: BAR CHART TOTAL RETURN (Institutional)]

Institutional Class total return


--------------
    1998
--------------
   0.00%
--------------

The Delaware Foundation Funds Income Fund Institutional Class had a 00.00% year-to-date return as of September 30, 1999. During the periods illustrated in this bar chart, the Class' highest quarterly return was 0.00% for the quarter ended ___________ 1998 and its lowest quarterly return was 0.00% for the quarter ended _______________ 1998.

                           Average annual returns for the period ending 12/31/98

-------------------------------------------------------------------------
                   Delaware Foundation        Lehman Brothers
                   Funds Income Fund          Aggregate Bond Index
                   Institutional Class
                   (Inception12/31/97)
-------------------------------------------------------------------------
1 year
-------------------------------------------------------------------------
Lifetime
-------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Lehman Brothers Aggregate Bond Index. You should remember that unlike the Fund, the index is unmanaged and doesn't include the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities. In addition, the Fund invests in a variety of asset classes, not represented in the index, including equity securities, international securities and high-yielding corporate bonds.

What are the Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

-----------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as         none
a percentage of offering price
-----------------------------------------------------------------
Maximum contingent deferred sales charge                    none
(load) as a percentage of  original purchase
price or redemption price, whichever is lower
-----------------------------------------------------------------
Maximum sales charge (load) imposed on                      none
reinvested dividends
-----------------------------------------------------------------
Redemption fees                                             none
-----------------------------------------------------------------
Exchange fees(1)                                            none
-----------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

-----------------------------------------------------------------
Management fees                                             0.25%
-----------------------------------------------------------------
Distribution and service (12b-1) fees                        none
-----------------------------------------------------------------
Other expenses                                              0.00%
-----------------------------------------------------------------
Total annual fund operating expenses                        0.00%
-----------------------------------------------------------------
Fee waivers and payments(2)                                (0.00%)
-----------------------------------------------------------------
Net expenses                                                0.00%
-----------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------
1 year
------------------------------
3 years
------------------------------
5 years
------------------------------
10 years
------------------------------

Just like the example above, the example below is based on a same hypothetical investment of $10,000 with an annual 5% return over the time shown and the net expenses of the Delaware Foundation Funds Income Portfolio noted above. However, in the example below we have also included an estimation of the average aggregate total operating expenses of the Delaware Investments funds described on page ___. When the Delaware Foundation Funds Income Portfolio invests in any of these funds, it absorbs a portion of their underlying expenses. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


------------------------------
1 year
------------------------------
3 years
------------------------------
5 years
------------------------------
10 years
------------------------------


(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has contracted to waive fees and pay expenses through September 30, 2000 in order to prevent total operating expenses (excluding taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.55% of average daily net assets.
(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses were 0.00% for the first year and 0.00% for years two through ten.

Profile: Delaware Foundation Funds Balanced Portfolio

What are the Fund's goals?
The Delaware Foundation Funds Balanced Portfolio seeks capital appreciation with current income as a secondary objective. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in shares of selected Delaware Investments funds including equity, fixed income and international funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Fund.

The Fund has the flexibility to invest more in equity funds and securities or more in fixed income funds and securities, depending on market conditions. However, it will typically invest at least 25% in fixed income securities or fixed income funds. The Fund will typically invest between 5% and 20% of its assets in international funds and securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund is subject to the same risks as the underlying Delaware Investments funds that it invests in. Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds in the portfolio will decline. The Fund's share value could decline as well. To the extent that it invests in international funds or securities, the Fund will be affected by changes in currency exchange rates as well as political, economic and regulatory conditions in the countries represented in its portfolio.

Because the Fund may invest in as few as four different underlying funds or a small number of securities, it is considered a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. However, the Delaware Investments funds generally hold a broad mix of securities, which helps to lessen this risk. For a more complete discussion of risk, please turn to "The risks of investing in the Fund."

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o Investors who are in the wealth accumulation phase, generally with moderate risk tolerance.
o Investors looking for the capital appreciation potential of the stock market and the income potential of the bond market.
o Investors who would like a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.

Who should not invest in the Fund
o  Investors with short-term financial goals.
o  Investors whose primary goal is high current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Delaware Foundation Funds Balanced Portfolio performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show the return for the Fund for the past calendar year as well as the average annual returns for the one-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense limitations. The returns would be lower without the expense limitation.

[GRAPHIC OMITTED: BAR CHART TOTAL RETURN (Institutional)]

Institutional Class total return

--------------
1998
--------------
0.00%
--------------

The Delaware Foundation Funds Balanced Fund Institutional Class had a 00.00% year-to-date return as of September 30, 1999. During the periods illustrated in this bar chart, the Class' highest quarterly return was 0.00% for the quarter ended ___________ 1998 and its lowest quarterly return was 0.00% for the quarter ended _______________ 1998.

                                                     Average annual returns for the period ending 12/31/98
----------------------------------------------------------------------------------------------------------
                   Delaware Foundation Funds       S&P 500 Index          Lehman Brothers Aggregate Bond
                   Balanced Fund                                          Index
                   Institutional Class
                   (Inception 12/31/97)
----------------------------------------------------------------------------------------------------------
1 year
----------------------------------------------------------------------------------------------------------
Lifetime
----------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. You should remember that unlike the Fund, the indexes are unmanaged and don't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Neither index is a perfect comparison to Delaware Foundation Funds Balanced Portfolio since the S&P 500 does not include fixed-income securities and the Lehman Brothers Aggregate Bond Index does not include stocks.

What are the Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

-----------------------------------------------------------------
Maximum sales charge (load) imposed on                      none
purchases as a percentage of offering price
-----------------------------------------------------------------
Maximum contingent deferred sales charge                    none
(load) as a percentage of  original purchase
price or redemption price, whichever is lower
-----------------------------------------------------------------
Maximum sales charge (load) imposed on                      none
reinvested dividends
-----------------------------------------------------------------
Redemption fees                                             none
-----------------------------------------------------------------
Exchange fees(1)                                            none
-----------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

-----------------------------------------------------------------
Management fees                                             0.25%
-----------------------------------------------------------------
Distribution and service (12b-1) fees                        none
-----------------------------------------------------------------
Other expenses                                              0.00%
-----------------------------------------------------------------
Total annual fund operating expenses                        0.00%
-----------------------------------------------------------------
Fee waivers and payments(2)                                (0.00%)
-----------------------------------------------------------------
Net expenses                                                0.00%
-----------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------
1 year
------------------------------
3 years
------------------------------
5 years
------------------------------
10 years
------------------------------

Just like the example above, the example below is based on a same hypothetical investment of $10,000 with an annual 5% return over the time shown and the net expenses of the Delaware Foundation Funds Balanced Portfolio noted above. However, in the example below we have also included an estimation of the average aggregate total operating expenses of the Delaware Investments funds described on page ___. When the Delaware Foundation Fund Balanced Portfolio invests in any of these funds, it absorbs a portion of their underlying expenses. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


------------------------------
1 year
------------------------------
3 years
------------------------------
5 years
------------------------------
10 years
------------------------------


(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has contracted to waive fees and pay expenses through September 30, 2000 in order to prevent total operating expenses (excluding taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.55% of average daily net assets.
(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses were 0.00% for the first year and 0.00% for years two through ten.

Profile: Delaware Foundation Funds Growth Portfolio

What are the Fund's goals?
The Delaware Foundation Funds Growth Portfolio seeks long-term capital growth. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in shares of selected Delaware Investments funds including equity funds and to a lesser extent, fixed income funds. We may also invest in individual securities. We use an active asset allocation approach in selecting investments for the Fund. In striving to meet its objective, the Fund will typically invest more of its assets in equity funds and securities than in fixed income funds and securities. Typically, the Fund will invest between 10% and 30% of its assets in international funds or securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund is subject to the same risks as the underlying Delaware Investments funds that it invests in. Therefore, to the extent that it invests in equity funds, it will be affected by declines in stock prices. To the extent that it invests in fixed income funds, it will be affected by changes in interest rates. If interest rates rise, the value of the bonds in the portfolio would decline. The value of Fund shares could decline as well. To the extent that it invests in international funds or securities, the Fund will be affected by changes in currency exchange rates as well as political, economic and regulatory conditions in the countries represented in its portfolio.

Because the Fund may invest in as few as four different underlying funds or a small number of securities, it is considered a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. However, because the underlying funds generally hold a broad mix of securities, we do not believe this risk is significant. For a more complete discussion of risk, please turn to "The risks of investing in the Fund."

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o Investors who are in the earlier stage of wealth accumulation, generally with higher risk tolerance.
o Investors looking for the capital appreciation potential of the stock market and who have no need for current income.
o Investors who would like a portfolio with broad diversification across various types of securities and active asset allocation by a professional money manager.

Who should not invest in the Fund
o  Investors with short-term financial goals.
o  Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has the Delaware Foundation Funds Growth Portfolio performed?

This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show the return for the Fund for the past calendar year as well as the average annual returns for the one-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect expense limitations. The returns would be lower without the expense limitation.

[GRAPHIC OMITTED: BAR CHART TOTAL RETURN (Institutional)]

Institutional Class total return



--------------
1998
--------------
0.00%
--------------

The Delaware Foundation Funds Growth Fund Institutional Class had a 00.00% year-to-date return as of September 30, 1999. During the periods illustrated in this bar chart, the Class' highest quarterly return was 0.00% for the quarter ended ___________ 1998 and its lowest quarterly return was 0.00% for the quarter ended _______________ 1998.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns for the Fund shown the table below do include the sales charges.

                           Average annual returns for the period ending 12/31/98

----------------------------------------------------------------------------------------------------------------
CLASS              A                         B (if redeemed)*         C (if redeemed)*             S&P 500 Index
                   (Inception 12/31/97)      (Inception 12/31/97)     (Inception 12/31/97)
----------------------------------------------------------------------------------------------------------------
1 year
----------------------------------------------------------------------------------------------------------------
Lifetime
----------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the S&P 500 Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

What are the Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

-----------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as         none
a percentage of offering price
-----------------------------------------------------------------
Maximum contingent deferred sales charge                    none
(load) as a percentage of original purchase
price or redemption price, whichever is lower
-----------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested           none
dividends
-----------------------------------------------------------------
Redemption fees                                             none
-----------------------------------------------------------------
Exchange fees(1)                                            none
-----------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

-----------------------------------------------------------------
Management fees                                             0.25%
-----------------------------------------------------------------
Distribution and service (12b-1) fees                        none
-----------------------------------------------------------------
Other expenses                                              0.00%
-----------------------------------------------------------------
Total annual fund operating expenses                        0.00%
-----------------------------------------------------------------
Fee waivers and payments(2)                                (0.00%)
-----------------------------------------------------------------
Net expenses                                                0.00%
-----------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------
1 year
------------------------------
3 years
------------------------------
5 years
------------------------------
10 years
------------------------------

Just like the example above, the example below is based on a same hypothetical investment of $10,000 with an annual 5% return over the time shown and the net expenses of the Delaware Foundation Funds Growth Portfolio noted above. However, in the example below we have also included an estimation of the average aggregate total operating expenses of the Delaware Investments funds described on page ___. When the Delaware Foundation Fund Growth Portfolio invests in any of these funds, it absorbs a portion of their underlying expenses. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.


------------------------------
1 year
------------------------------
3 years
------------------------------
5 years
------------------------------
10 years
------------------------------


(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has contracted to waive fees and pay expenses through September 30, 2000 in order to prevent total operating expenses (excluding taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.55% of average daily net assets.
(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses were 0.00% for the first year and 0.00% for years two through ten.

Indirect expenses paid by the Delaware Foundation Funds

Because the Delaware Foundations Funds invest primarily in other Delaware Investments funds, they will be shareholders of those funds. Like all shareholders, the Delaware Foundation Funds will indirectly bear a proportionate share of any management fees and other expenses of the funds it holds. These fees, which are deducted from the underlying funds before their share prices are calculated are in addition to the fees and expenses described in each Delaware Foundation Fund profile. Depending on which funds are held in each Delaware Foundation Fund portfolio, the fees will vary over time. However, in order to give you an idea of what these fees might be, we have calculated an average expense ratio for each Delaware Foundation Fund, based on the expense ratios of the Delaware Investments funds for each of their most recent fiscal years and the Foundation Funds' portfolio allocations as of September 30, 1999, all of which is presented below. Based on these hypothetical calculations, the combined average expense ratio of the Delaware Investments funds that is borne indirectly by each of the Foundation Funds would have been as follows:

                          Income Portfolio _______%
                          Balanced Portfolio _________%
                          Growth Portfolio ___________%

Expenses will differ depending on how the Delaware Foundation Funds allocate assets among the Delaware Investments Funds.

How we manage the Funds

Our investment strategies

In order to meet the changing needs of investors throughout their lives, the Delaware Foundation Funds offer three different portfolios with varying levels of income and growth potential and corresponding variations in risk. From the most conservative (the Income Portfolio) to the moderate (the Balanced Portfolio) to the most aggressive (the Growth Portfolio), each Fund relies on active asset allocation and invests in a range of Delaware Investments mutual funds as they strive to attain their objectives.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Each Delaware Foundation Fund is a type of mutual fund known as a fund-of-funds. A fund-of-funds typically invests in other mutual funds rather than individual securities. The potential benefits of such a strategy are three-fold:

1. An extra layer of diversification through shared ownership in the individual securities held by the underlying funds;
2. Access to the investment expertise of multiple portfolio managers and analysts who work on the individual underlying funds; and
3.   A professional portfolio manager who makes asset allocation decisions.

We offer the Delaware Foundation Funds because we determined that a fund-of-funds was an efficient way to provide active asset allocation services to meet the needs of investors at various stages of their life and wealth accumulation efforts. Our active asset allocation strategy begins with an evaluation of three key factors:

[ ] the expected return of specific asset classes such as equities or fixed-income securities;
[ ] the expected volatility or degree to which returns have varied from one period to the next; and
[ ] the correlation of various asset classes, that is the degree to which two asset classes move up or down together.

After using this information to determine how much of each Delaware Foundation Fund will be allocated to a particular asset class, we then select specific Delaware Investments funds for the portfolio. We have identified a select group of funds that suit the allocation strategies of the Delaware Foundation Funds and have grouped them into four broad asset classes.

The Delaware Investments funds we typically invest in are listed below in their respective asset classes. Groupings are approximate and based on the core strategy of each individual fund. Funds may be added or deleted from this list without shareholder approval.

------------------------------------------------------------------------------------------------------------
Delaware Investments funds available to the Delaware Foundation Funds

------------------------------------------------------------------------------------------------------------
U.S. Equities
----------------------------------------------------- ------------------------------------------------------
Delaware Blue Chip Fund                               Delaware Select Growth Fund
----------------------------------------------------- ------------------------------------------------------
Delaware DelCap Fund                                  Delaware Small Cap Value Fund
----------------------------------------------------- ------------------------------------------------------
Delaware Diversified Growth Fund                      Delaware Trend Fund
----------------------------------------------------- ------------------------------------------------------
Delaware Diversified Value Fund                       Delaware U.S. Growth Fund
                                                      Delaware REIT Fund
                                                      Delaware Select Equity Portfolio
----------------------------------------------------- ------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------
International Equities
----------------------------------------------------- ------------------------------------------------------
Delaware Emerging Markets Fund                        Delaware International Small-Cap Fund
----------------------------------------------------- ------------------------------------------------------
Delaware International Equity Fund                    Delaware New Pacific Fund
----------------------------------------------------- ------------------------------------------------------

----------------------------------------------------- ------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------
Fixed-Income Securities
----------------------------------------------------- ------------------------------------------------------
Delaware American Government Bond Fund                Delaware Extended Duration Bond Fund.
----------------------------------------------------- ------------------------------------------------------
Delaware Delchester Fund                              Delaware Global Bond Fund
----------------------------------------------------- ------------------------------------------------------
Delaware Corporate Bond Fund                          Delaware Limited-Term Government Fund
----------------------------------------------------- ------------------------------------------------------
                                                      Delaware High-Yield Opportunities Fund
----------------------------------------------------- ------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------
Money Market Securities
----------------------------------------------------- ------------------------------------------------------
Delaware Cash Reserve Fund
----------------------------------------------------- ------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------

Once we select appropriate investments for each Delaware Foundation Funds portfolio, we continually monitor the market and economic environments, the risk/reward profiles of each asset class and the performance of individual funds and actively adjust each Delaware Foundation Funds portfolio striving to meet its investment objective.

The Delaware Foundation Funds' investment objectives are non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change became effective.

------------------------------------------------------ -----------------------------------------------------------------------------
The securities we typically invest in                  How we use them
------------------------------------------------------ -----------------------------------------------------------------------------
                                                       Income Portfolio           Balanced Portfolio        Growth Portfolio
------------------------------------------------------ -------------------------- ------------------------- ------------------------
Equity Funds or Equity Securities                      20% to 50% of Assets       35% to 65% of Assets      45% to 75% of Assets
May include Delaware Investments funds in the equity
asset class or individual equity securities.           The Fund will generally                              The Fund will generally
                                                       invest in at least four    The Fund will generally   invest in at least four
                                                       individual mutual funds.   invest in at least four   individual mutual funds.
                                                                                  individual mutual funds.
------------------------------------------------------ -------------------------- ------------------------- ------------------------
Delaware Blue Chip Fund                                Delaware Blue Chip Fund seeks long-term capital appreciation. Current income is a secondary objective. It invests primarily in large ("blue chip")
                                                       companies.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Growth and Income Fund                        Delaware Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. It invests primarily in dividend-paying stocks of large, well-established companies.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware DelCap Fund                                   Delaware DelCap Fund seeks long-term capital growth. It invests primarily in common stocks and convertible securities of medium-sized companies believed to have growth potential.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Diversified Growth Fund                       Delaware Diversified Growth Fund seeks capital appreciation. It invests primarily in large companies believed to have the potential to grow faster than the average company in the S&P 500 Index.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Diversified Value Fund                        Delaware Diversified Value Fund seeks capital appreciation with income as a secondary objective. It invests primarily in dividend-paying stocks or income-producing securities that are convertible into common stocks.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware REIT Fund                                     Delaware REIT Fund seeks maximum long-term total return, with capital appreciation as a secondary objective. It invests primarily in real estate investment trusts (REITs) and other companies in the real estate industry.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Select Equity Portfolio                       Delaware Select Equity Portfolio seeks to provide maximum long-term capital appreciation. It invests primarily in equity securities and will generally hold between 20 and 30 different stocks that are also held by other funds in the Delaware Investments family.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Select Growth Fund                            Delaware Select Growth Fund seeks long-term capital appreciation, which the
                                                       Fund attempts to achieve by investing primarily in equity securities of companies of all sizes,
                                                       that the Manager believes
                                                       have the potential for
                                                       high earnings growth.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Small Cap Value Fund                          Delaware Small Cap Value Fund seeks capital appreciation. It invests primarily in small-cap companies that are believed to be undervalued.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Trend Fund                                    Delaware Trend Fund seeks capital appreciation by investing primarily in securities of emerging or other growth-oriented companies. It focuses on small companies that are believed to be responsive to changes in the marketplace and that have the fundamental characteristics to support continued growth.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware U.S. Growth Fund                              Delaware U.S. Growth Fund seeks maximum capital appreciation. It invests primarily in large company growth stocks.
------------------------------------------------------ -----------------------------------------------------------------------------

------------------------------------------------------ -----------------------------------------------------------------------------
The securities we typically invest in                  How we use them
------------------------------------------------------ -----------------------------------------------------------------------------
                                                       Income Portfolio           Balanced Portfolio        Growth Portfolio
------------------------------------------------------ -------------------------- ------------------------- ------------------------
Fixed Income Securities                                45% to 75% of Assets       25% to 55% of Assets        5% to 35% of Assets
May include Delaware Investments funds in the fixed
income asset class or individual fixed income
securities.                                            The Fund will generally
                                                       invest in at least four    The Fund will generally   The Fund will generally
                                                       individual mutual funds.   invest in at least four   invest in at least four
                                                                                  individual mutual funds.  individual mutual funds.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware American Government Bond Fund                 Delaware American Government Bond Fund seeks high current income consistent with safety of principal by investing primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Corporate Bond Fund                           Delaware Corporate Bond Fund seeks to provide investors with total return. It invests primarily in corporate bonds, typically those rated BBB and above by a nationally recognized statistical ratings agency.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Extended Duration Bond Fund                   Delaware Extended Duration Bond Fund seeks to provide investors with total return. It invests primarily in corporate bonds, typically those rated BBB and above by a nationally recognized statistical ratings agency.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Delchester Fund                               Delaware Delchester Fund seeks as high a current income as is consistent with providing reasonable safety. It invests primarily in high-yield, higher risk corporate bonds, commonly known as "junk bonds."
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Global Bond Fund                              Delaware Global Bond Fund seeks current income consistent with preservation of principal. It invests primarily in fixed-income securities that may also provide the potential for capital appreciation. At least 65% of its assets will be invested in three different countries, including the U.S.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Limited-Term Government Fund                  Delaware Limited-Term Government Fund seeks to provide a high stable level of current income, while attempting to minimize fluctuations in principal and provide maximum liquidity. It invests primarily in short and intermediate-
                                                       term fixed income securities issued or guaranteed by the U.S. government as well as instruments backed by those securities.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware High-Yield Opportunities Fund                 Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. It invests primarily in high-yield, higher risk corporate bonds, commonly known as
                                                       "junk bonds."
------------------------------------------------------ -----------------------------------------------------------------------------
------------------------------------------------------ -------------------------- --------------------------- ----------------------
Money Market Funds or Securities                       0-35% of Assets            0-35% of Assets             0-35% of Assets
May include Delaware Cash Reserve, a
money market fund, individual money market             The Fund will              The Fund will generally     The Fund will
securities or repurchase agreements.                   generally invest in at     invest in at least four     generally invest in at
                                                       least four individual      individual mutual funds.    least four individual
                                                       mutual funds.                                          mutual funds.
------------------------------------------------------ -------------------------- --------------------------- ----------------------
Delaware Cash Reserve                                  Delaware Cash Reserve seeks to provide maximum current income, while preserving principal and maintaining liquidity. As a money market fund, it invests in highly liquid money market instruments.
------------------------------------------------------ -----------------------------------------------------------------------------

------------------------------------------------------ -----------------------------------------------------------------------------
The securities we typically invest in                  How we use them
------------------------------------------------------ -----------------------------------------------------------------------------
                                                       Income Portfolio           Balanced Portfolio        Growth Portfolio
------------------------------------------------------ -------------------------- ------------------------- ------------------------
International Equity Securities                        0-10% of Assets            5% to 20% of Assets       10%-30% of Assets
May include Delaware Investments funds in
the international equity asset class or                The Fund will              The Fund will generally   The Fund will
individual international equity securities.            generally invest in at     invest in at least four   generally invest in at
                                                       least four individual      individual mutual funds.  least four individual
                                                       mutual funds.                                        mutual funds.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware Emerging Markets Fund                         Delaware Emerging Markets Fund seeks long-term capital appreciation. It invests primarily in companies located in under-developed, emerging market countries.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware International Equity Fund                     Delaware International Equity Fund seeks long-term growth without undue risk to principal. It invests primarily in large companies located in developed countries.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware International Small Cap Fund                  Delaware International Small Cap Fund seeks to achieve long-term capital appreciation. It invests primarily in small companies located in foreign countries.
------------------------------------------------------ -----------------------------------------------------------------------------
Delaware New Pacific Fund                              Delaware New Pacific Fund seeks to maximize long-term capital appreciation by investing primarily in equity securities of companies that are domiciled in or have their principal business activities in countries located in the
                                                       Pacific Basin.
------------------------------------------------------ -----------------------------------------------------------------------------
Other Types of Securities which may be held
by the Delaware Foundation Funds.
------------------------------------------------------ -----------------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer    The Delaware Foundation Funds may use overnight repurchase agreements to
and seller of securities in which the seller agrees    invest cash prior to investing it in other funds or
to buy the securities back within a specified time     securities, or for temporary defensive purposes.
at the same price the buyer paid for them, plus an
amount equal to an agreed upon interest rate.
Repurchase agreements are often viewed as equivalent
to cash.
------------------------------------------------------ -----------------------------------------------------------------------------
Options and Futures: Options represent a right to
buy or sell a security or group of securities at an     We might use options or futures to gain exposure to a particular market
agreed upon price at a future date. The purchaser of    segment without purchasing individual funds or securitiesin that segment. We
an option may or may not choose to go through with      might use this approach if we had excess cash that we wanted to invest
the transaction.                                        quickly or to make an investment without disrupting one of the other
                                                        Delaware Investments funds.
Futures contracts are agreements for the purchase or
sale of a security or group of securities at a          We might also use options or futures to neutralize the effect of potential
specified price, on a specified date. Unlike an         price declines without selling securities.
option, a futures contract must be executed unless
it is sold before the settlement date.                  Use of these strategies can increase the operating costs of the Funds and can lead to loss of principal.
Options and futures are generally considered to be
derivative securities.
--------------------------------------------------- --------------------------------------------------------------------------------

Borrowing from banks
The Delaware Foundation Funds may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Funds being unable to meet their investment objectives.

Temporary defensive positions

The Delaware Foundation Funds are permitted to make temporary investments in bonds, cash or cash equivalents and may allocate 100% of their net assets to Delaware Cash Reserve in response to unfavorable market conditions. To the extent a Fund engages in temporary defensive measures, it may be unable to achieve its objective.

Portfolio turnover
Though we anticipate that each of the Delaware Foundation Funds will have an annual portfolio turnover of less than 100%, some of the funds that the Delaware Foundation Funds may invest in could have a turnover rate greater than 100%. A turnover rate of 100% would occur if a fund sold and replaced securities valued at 100% of its net assets within one year. High turnover rates in the individual funds held by the Delaware Foundation Funds could result in higher expenses.

More About the Delaware Foundation Funds

Guidelines for Purchasing and Redeeming Shares of Other Delaware Investments funds

Following is important information about how the Delaware Foundation Funds operate, which you should consider when evaluating the Funds.

[] Each Delaware Foundation Funds portfolio will invest in the institutional class shares of approved Delaware Investments funds. When investing in Delaware Cash Reserve, Class A will be used. This means the Foundation Funds will pay no sales charges or 12b-1 distribution fees on the shares that they purchase.
[] Each Foundation Funds portfolio will indirectly bear a share of fees and expenses that apply to the Institutional Classes of the Delaware Investments funds they hold. For more information about this, see x.
[] Any performance reported for the Delaware Foundation Funds will include the impact of all fund expenses whether they are related to the Foundation Funds or the underlying funds they invest in.
[] We have adopted Asset Allocation Guidelines for our purchase and sale of other Delaware Investments funds. If the manager of the Foundation Funds anticipates that a purchase or redemption will disrupt the investment strategies of another fund, the manager will confer with the portfolio managers of that fund to determine how to minimize adverse affects on both funds. Such steps might include staggering the timing and amounts of the transactions. As a result, the Foundation Funds might not be able to purchase or redeem shares of other Delaware Investments funds in the exact manner they would like to. This could decrease the total return or increase the volatility of each Foundation Fund.
[] Because many Delaware Investments funds are managed independently by different individuals or investment teams, there is no overall coordination of purchases and sales of individual securities. Therefore, it is possible that one of the funds held by a Delaware Foundation Funds portfolio or the Delaware Foundation Funds themselves might be acquiring securities at the same time another is selling them. This could increase transaction costs.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Funds you should carefully evaluate the risks. An investment in the Funds typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Funds. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------------------------------------- --------------------------------------------------------------------
               Risks                                   Degree to which the Funds are subject to this risk and
                                                                 How we strive to manage the risk
------------------------------------------------- --------------------------------------------------------------------
                                                  Foundation Funds      Foundation Funds      Foundation Funds
                                                  Income Portfolio      Balanced Portfolio    Growth Portfolio
------------------------------------------------- --------------------------------------------------------------------
Market risk is the risk that all or a majority    Each of the underlying Delaware Investments funds and the Delaware
of the securities in a certain market -- like     Foundation Funds themselves are subject to this risk. In all
the stock or bond market -- will decline in       Funds, we maintain a long-term investment approach and focus on
value because of factors such as economic         securities we believe can appreciate over an extended time frame
conditions, future expectations or investor       regardless of interim market fluctuations. Though we may hold
confidence.                                       securities for any amount of time, we typically do not trade for short-term purposes.

                                                  Each Fund may hold a substantial part of its assets in cash or cash equivalents as a temporary, defensive strategy.
------------------------------------------------- --------------------------------------------------------------------
Industry and security risk is the risk that the   Each of the underlying Delaware Investments funds and the
value of securities in a particular industry or   Foundation Funds themselves are subject to this risk. The
the value of an individual stock or bond will     underlying funds generally hold a number of different securities
decline because of changing expectations for      spread across various sectors. The Funds also follow a rigorous
the performance of that industry or for the       selection process before choosing securities and continuously
individual company issuing the stock.             monitor them while they remain in the portfolio.

                                                  This combined with the fact that the Delaware Foundation Funds will hold at least four different Delaware Investments funds, typically representing different asset classes, should help to reduce industry and security risk.
------------------------------------------------- --------------------------------------------------------------------
Small company risk is the risk that prices of     Delaware DelCap Fund, Delaware Select Growth Fund, Delaware Small
smaller companies may be more volatile than       Cap Value Fund, Delaware Trend Fund and Delaware International
larger companies because of limited financial     Small Cap Fund are all subject to this risk. These Funds maintain resources or dependence on narrow product lines.  well-diversified portfolios, select stocks carefully and monitor them continuously.  In determining the asset allocation for the
                                                  Foundation Funds, the manager will evaluate the current risk and reward potential of small-cap stocks and make allocation decisions accordingly.
                                                  --------------------------------------------------------------------
                                                  Foundation Funds      Foundation Funds      Foundation Funds
                                                  Income Portfolio      Balanced Portfolio    Growth Portfolio will
                                                  will generally have   will have moderate    generally have
                                                  less exposure to      exposure to this      significant exposure
                                                  this risk due to      risk.                 to this risk, due to
                                                  its reduced                                 its greater emphasis
                                                  emphasis on equity                          on equities.
                                                  securities.
------------------------------------------------- --------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------
               Risks                                   Degree to which the Funds are subject to this risk and
                                                                 How we strive to manage the risk
------------------------------------------------- --------------------------------------------------------------------
                                                  Foundation Funds      Foundation Funds      Foundation Funds
                                                  Income Portfolio      Balanced Portfolio    Growth Portfolio
------------------------------------------------- --------------------------------------------------------------------
Interest rate risk is the risk that securities    For Delaware Investments funds in the Fixed Income group this is
will decrease in value if interest rates rise.    generally the most significant risk. In striving to manage this
The risk is generally associated with bonds;      risk, managers of Delaware fixed income funds will typically however,
because smaller companies often borrow            monitor economic conditions and the interest rate environment.
money to finance their operations, they may be    They will also usually keep the average maturity of a fund as
adversely affected by rising interest rates.      short as is prudent, in keeping investment objective.
with the individual fund's
                                                  The Funds listed above that are subject to small company risk may also be subject to this risk. The managers of these Funds consider the potential effect that rising interest rates might have on a stock before the stock is purchased.
                                                  --------------------------------------------------------------------
                                                  For the Income        The Balanced          The Growth Portfolio
                                                  Portfolio, this is    Portfolio will        will generally have
                                                  a significant risk    generally have        moderate exposure to
                                                  due to its            moderate exposure     this risk due to its
                                                  substantial           to this risk.         lesser emphasis on
                                                  allocation to fixed   Though it will have   fixed income funds and
                                                  income funds and      a fixed income        securities.  Though it
                                                  securities.           allocation and        will have holdings of
                                                                        holdings of small     small companies, these
                                                                        companies, these      may be balanced by
                                                                        may be balanced by    equity holdings of
                                                                        equity holdings of    larger companies.
                                                                        larger companies.
------------------------------------------------- --------------------------------------------------------------------
Credit risk is the risk that a bond's issuer      Each of the Delaware Investments funds in the Fixed Income group
might be unable to make timely payments of        is subject to some degree of credit risk. This is less substantial
interest and principal.                           for high-quality, government-oriented funds like Delaware American
                                                  Government Bond Fund and Delaware Limited-Term Government Fund and
Investing in so-called "junk" or "high-yield"     more significant for funds that invest in lower quality bonds such
bonds entails greater risk of principal loss      as Delaware Delchester Fund and Delaware High-Yield Opportunities
than the risk involved in investment grade bonds. Fund.

------------------------------------------------- --------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------
               Risks                                   Degree to which the Funds are subject to this risk and
                                                                 How we strive to manage the risk
------------------------------------------------- --------------------------------------------------------------------
                                                  Foundation Funds      Foundation Funds      Foundation Funds
                                                  Income Portfolio      Balanced Portfolio    Growth Portfolio
------------------------------------------------- --------------------------------------------------------------------
                                                  For the Income        For the Balanced      For the Growth
                                                  Portfolio, this may   Portfolio, this is    Portfolio, this is a
                                                  be a significant      a moderate risk.      less significant risk
                                                  risk because the      Though it probably    due to its reduced
                                                  Fund may have a       will invest in        emphasis on fixed
                                                  substantial           Delaware Delchester   income securities.
                                                  allocation to         Fund or Delaware
                                                  Delaware Delchester   High-Yield
                                                  Fund or Delaware      Opportunities Fund,
                                                  High-Yield            these holdings may
                                                  Opportunities Fund.   be balanced by an
                                                                        equity allocation
                                                                        or better quality
                                                                        bond holdings.
------------------------------------------------- --------------------------------------------------------------------
High-Yield Bond Risk                              Delaware Delchester Fund and Delaware High-Yield Opportunities
Investing in so-called "junk" or "high-yield"     Fund are subject to this risk. Delaware Global Bond Fund and
bonds entails the risk of principal loss, which   Delaware Emerging Markets Fund may be subject to this risk since
may be greater than the risk involved in          they are permitted to hold high-yield securities of emerging
investment grade bonds. Credit risk is greater    market issuers. Both Delaware Delchester Fund and Delaware
for these bonds because they are sometimes        High-Yield Opportunities Fund follow careful, credit-oriented bond
issued by companies whose earnings at the time    selection and hold a diversified selection of high-yield bonds in
of issuance are less than the projected debt      an effort to manage this risk.  The portfolio manager of the
service on the junk bonds.                        Foundation Funds will look carefully at the risk profile of the high-yield bond asset class in deciding how much to allocate to
In addition, high-yield bonds may also be         the Delaware Investments funds that invest in those securities.
subject to greater risks related to recessions,
the ability to accurately value bonds and the
possibility of adverse legislative or
regulatory actions.
------------------------------------------------- --------------------------------------------------------------------
                                                  For the Income        For the Balanced      For the Growth
                                                  Portfolio, this may   Portfolio, this is    Portfolio, this is a
                                                  be a significant      a moderate risk       less significant risk
                                                  risk because the      because holdings      due to its reduced
                                                  Fund may have a       subject to this       emphasis on fixed
                                                  substantial           risk may be           income securities and
                                                  allocation to         balanced by its       the limitation on its
                                                  Delaware Delchester   equity allocation     allocation to
                                                  Fund or Delaware      or better quality     international
                                                  High-Yield            bond holdings.        securities.
                                                  Opportunities Fund.
------------------------------------------------- --------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------
               Risks                                   Degree to which the Funds are subject to this risk and
                                                                 How we strive to manage the risk
------------------------------------------------- --------------------------------------------------------------------
                                                  Foundation Funds      Foundation Funds      Foundation Funds
                                                  Income Portfolio      Balanced Portfolio    Growth Portfolio
------------------------------------------------- --------------------------------------------------------------------
Prepayment risk is the risk that the principal    Prepayment risk can be a significant risk to funds that have a
on a bond you own will be prepaid prior to        large percentage of holdings in mortgage securities. Among the
maturity at a time when interest rates are        funds available to the Delaware Foundation Funds portfolios, these
lower than what that bond was paying. You would   include the Delaware American Government Bond Fund and the
then have to reinvest that money at a lower       Delaware Limited-Term Government Fund. In order to manage this
interest rate.                                    risk, when we think interest rates are low or that rates will be declining, managers of these funds typically look for mortgage securities that they believe are less likely to be prepaid.  The
                                                  Delaware Foundation Funds will be more or less subject to this risk depending on how much they have allocated to these Delaware
                                                  Investments funds.
                                                  --------------------------------------------------------------------
                                                  For the Income        For the Balance       For the Growth
                                                  Portfolio, this       Portfolio there is    Portfolio there is low
                                                  could be a            relatively low        exposure to this risk
                                                  significant risk      exposure to this      due to a reduced
                                                  due to its greater    risk, due to its      emphasis on the
                                                  focus on the          balanced approach     fixed-income asset
                                                  fixed-income asset    and allocation to     class.
                                                  class.                equity securities.
------------------------------------------------- --------------------------------------------------------------------
Currency Risk is the risk that the value of a     Each of the Delaware Investments funds in the International group
Fund's investments may be negatively affected     is subject to this risk. The Funds may try to hedge currency risk by
changes in foreign currency exchange rates. by    purchasing foreign currency exchange contracts. By agreeing to
Adverse changes in exchange rates may reduce or   purchase or sell foreign securities at a pre-set price on a future
eliminate any gains produced by investments       date, the Funds strive to protect the value of the securities they
that are denominated in foreign currencies and    own from future changes in currency rates. The Funds will use
may increase any losses.                          forward currency exchange contracts only for defensive measures, not to enhance portfolio returns.  However, there is no assurance that a strategy such as this will be successful.

                                                  For the Delaware Foundation Funds, this risk will vary depending on how much of their assets are allocated to international funds.
                                                  However, the maximum amount that we will invest in International
                                                  Funds is 30% (in the Growth Portfolio).
                                                  --------------------------------------------------------------------
                                                  For the Income        For the Balanced      For the Growth
                                                  Portfolio, there is   Portfolio, there is   Portfolio, there is
                                                  minimal exposure to   moderate exposure     moderate exposure to
                                                  this risk because     to this risk, since   this risk, since
                                                  international         international         international holdings
                                                  holdings are          holdings may range    may range from 10% to
                                                  limited to 10% of     from 5% to 20% of     30% of net assets.
                                                  net assets.           net assets.
------------------------------------------------- --------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------
               Risks                                   Degree to which the Funds are subject to this risk and
                                                                 How we strive to manage the risk
------------------------------------------------- --------------------------------------------------------------------
                                                  Foundation Funds      Foundation Funds      Foundation Funds
                                                  Income Portfolio      Balanced Portfolio    Growth Portfolio
------------------------------------------------- --------------------------------------------------------------------
Emerging Markets Risk is the possibility that     The Delaware Global Bond Fund, Delaware Emerging Markets Fund and
the risks associated with international           Delaware New Pacific Fund are all subject to this risk. Each Fund
investing will be greater in emerging markets     carefully selects securities within emerging markets and strives
than in more developed foreign markets because,   to consider all relevant risks associated with an individual
among other things, emerging markets may have     company. When deciding how much to allocate to these Funds, the less stable political and economic environments.  Delaware Foundation Funds manager will consider whether the potential rewards of investing in these Funds outweigh the potential risks.
                                                  --------------------------------------------------------------------
                                                  For the Income        For the Balanced      For the Growth
                                                  Portfolio, there is   Portfolio, there is   Portfolio, there is
                                                  low exposure to       moderate exposure     moderate exposure to
                                                  this risk because     to this risk, since   this risk, since
                                                  international         international         international holdings
                                                  holdings are          holdings may range    may range from 10% to
                                                  limited to 10% of     from 5% to 20% of     30% of net assets.
                                                  net assets.           net assets.
------------------------------------------------- --------------------------------------------------------------------
Futures and options risk is the possibility       Each of the Delaware Foundation Funds and some of the Delaware
that the Fund may experience a loss if it         Investments funds may use options and futures for defensive
employs an options or futures strategy related    purposes, such as to protect gains in the portfolio without
to a security or a market index and that          actually selling a security or to gain exposure to a particular
security or index moves in the opposite           market segment without purchasing individual securities in the
direction from what the manager anticipated.      segment. We will generally not use futures and options for
Futures and options also involve additional       speculative reasons.
expenses, which could reduce any benefit or
increase any loss that Fund gains from using
the strategy.
------------------------------------------------- --------------------------------------------------------------------
Foreign risk is the risk that foreign             Though each of the Foundation Funds portfolios may invest in
securities may be adversely affected by           international funds or international securities, none may invest
political instability, changes in currency        more than 30% of net assets in international funds. Holding both
exchange rates, inefficient markets, foreign      international and domestic securities in a well-allocated
economic conditions, lack of information or       portfolio may actually help to reduce overall portfolio risk since
inadequate regulatory and accounting standards.   these types of securities may experience cycles.
different performance
                                                  --------------------------------------------------------------------
                                                  For the Income        For the Balanced      For the Growth
                                                  Portfolio, there is   Portfolio, there is   Portfolio, there is
                                                  low exposure to       moderate exposure     moderate exposure to
                                                  this risk because     to this risk, since   this risk, since
                                                  international         international         international holdings
                                                  holdings are          holdings may range    may range from 10% to
                                                  limited to 10% of     from 5% to 20% of     30% of net assets.
                                                  net assets.           net assets.
------------------------------------------------- --------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------
               Risks                                   Degree to which the Funds are subject to this risk and
                                                                 How we strive to manage the risk
------------------------------------------------- --------------------------------------------------------------------
                                                  Foundation Funds      Foundation Funds      Foundation Funds
                                                  Income Portfolio      Balanced Portfolio    Growth Portfolio
------------------------------------------------- --------------------------------------------------------------------
Non-diversified risk Non-diversified funds have   Each of the Delaware Foundation Funds as well as several of the
the flexibility to invest as much as 50% of       Delaware Investments funds they may hold are non-diversified funds
their assets in as few as two issuers provided    subject to this risk. Nevertheless, we typically hold shares of at
no single issuer accounts for more than 25% of    least four different Delaware Investments funds, which in turn
the portfolio.  The remaining 50% of the          hold a number of securities representing a variety of different
portfolio must be diversified so that no more     issuers or industry sectors. Though we are technically subject to
than 5% of the Fund's assets is invested in the   non-diversified risk, we do not believe it will have a substantial
securities of a single issuer. When a fund        impact on the Delaware Foundation Funds.
invests its assets in fewer issuers, the value
of fund shares may increase or decrease more
rapidly than if the fund were fully diversified.
------------------------------------------------- --------------------------------------------------------------------
Liquidity risk is the possibility that            Each of the Delaware Foundation Fund's exposure to illiquid
securities cannot be readily sold within seven    securities is limited to 15% of net assets. For each of the Delaware
days at approximately the price that a fund has   Investments funds exposure to illiquid securities is limited to 10%
valued them.                                      to 15% of net assets.
------------------------------------------------- --------------------------------------------------------------------

Who manages the Funds

Investment manager
The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company manages each Fund's assets by allocating a Fund's assets among the Delaware Investments funds. The management services include monitoring the Delaware Investments funds in order to determine whether they are investing their assets in a manner that is consistent with the asset classes targeted for investment by each Fund. Delaware Management Company also oversees the Funds' direct investment in securities, manages the Funds' business affairs and provides daily administrative services. For these services, the manager was paid a fee for the last fiscal year as follows:

                                                                          Asset Allocation Fees*
-------------------------------------------------------------- ---------------------- --------------------- --------------------
                                                                Delaware Foundation   Delaware Foundation        Delaware
                                                                   Funds Income          Funds Balanced      Foundation Funds
                                                                     Portfolio             Portfolio         Growth Portfolio
-------------------------------------------------------------- ---------------------- --------------------- --------------------
As a percentage of average daily net assets                            0.00%                 0.00%                 0.00%
-------------------------------------------------------------- ---------------------- --------------------- --------------------

*Reflects the manager's expense caps.

Portfolio managers

J. Paul Dokas has primary responsibility for making day-to-day investment decisions for the Funds. In making investment decisions for each Fund, Mr. Dokas regularly consults with Richard G. Unruh.

J. Paul Dokas, Vice President/Portfolio Manager, is responsible for both asset allocations among the underlying Delaware Investments Funds and the Portfolios' direct investments in securities. He holds a BBA in Business from Loyola College and an MBA from the University of Maryland. Prior to joining Delaware Investments in 1997, he was a Director of Trust Investments for Bell Atlantic Corporation in Philadelphia. Mr. Dokas is a CFA charterholder.

Richard G. Unruh, Executive Vice President/Chief Investment Officer, Equity, joined Delaware Investments in 1982 after 19 years of investment experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an Executive Vice President of the Funds in 1994. He is also a member of the Board of Directors of Delaware Management Company and was named Executive Vice President of Delaware Management Company in 1994.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                       Board of Trustees

Investment managers                     The Funds                               Custodian
Delaware Management Company                                                     The Chase Manhattan Bank
One Commerce Square                                                             4 Chase Metrotech Center
Philadelphia, PA 19103                                                          Brooklyn, NY 11245


Portfolio managers               Distributor                          Service agent
(see page __ for details)       Delaware Distributors, L.P.          Delaware Service Company, Inc.
                                1818 Market Street                   1818 Market Street
                                Philadelphia, PA 19103               Philadelphia, PA 19103


                                  Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds
Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services

How to buy shares


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.



[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800.510.4015 so we can assign you an account number.



[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800.510.4015.


[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on a Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the funds net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at fair market value using a method approved by the Board of Trustees.

How to redeem shares


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. You can also fax your written request to 215-255-8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.



[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.



[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.



[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.


If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimums
If you redeem shares and your account balance falls below $250, a Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions and taxes
Dividends for the Delaware Foundation Funds Income Portfolio and Delaware Foundation Funds Balanced Portfolio, if any, are paid quarterly. Dividends for the Delaware Foundation Funds Growth Portfolio, if any, are paid once a year. Capital gains, if any, are paid once a year. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from a Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time a Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, each Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of any Fund. The Year 2000 Problem may also adversely affect the issuers of securities in which the Funds invest. The portfolio manager and investment professionals of each Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.

Financial highlights
The financial highlights table are intended to help you understand a Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with each Fund's financial statements, is included in their annual report, which is available upon request by calling 800.523.1918.


Delaware Growth Portfolio                                          Institutional Class
----------------------------------------------------------------------------------------
                                                                 Year             Period
                                                                Ended           12/31/97(1)
                                                                 9/30            through
                                                                 1999            9/30/98
----------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $8.500
----------------------------------------------------------------------------------------
Income from investment operations:
Net investment income(2)                                                           0.099
----------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                   (0.419)
----------------------------------------------------------------------------------------
Total from investment operations                                                  (0.320)
----------------------------------------------------------------------------------------
Less dividends and distributions:
----------------------------------------------------------------------------------------
Dividends from net investment income                                                  --
----------------------------------------------------------------------------------------
Distributions from net realized gain on investment
 transactions                                                                         --
----------------------------------------------------------------------------------------
Total dividends and distributions                                                     --
----------------------------------------------------------------------------------------

Net asset value, end of period                                                    $8.180
----------------------------------------------------------------------------------------
Total return(3)                                                                    (3.77%)
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Ratios and supplemental data:
----------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                              $48
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                             0.55%
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense
 limitation                                                                        15.89%
----------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                1.53%
----------------------------------------------------------------------------------------
Ratio of net investment income loss to average net assets
 prior to expense limitation                                                      (13.81%)
----------------------------------------------------------------------------------------
Portfolio turnover                                                                    77%
----------------------------------------------------------------------------------------

----------
(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

Financial highlights
The financial highlights table are intended to help you understand a Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with each Fund's financial statements, is included in their annual report, which is available upon request by calling 800.523.1918.

Delaware Income Portfolio                                          Institutional Class
----------------------------------------------------------------------------------------
                                                                 Year             Period
                                                                Ended           12/31/97(1)
                                                                 9/30            through
                                                                 1999            9/30/98
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $8.500
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Income from investment operations:
----------------------------------------------------------------------------------------
Net investment income(2)                                                           0.277
----------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                   (0.367)
----------------------------------------------------------------------------------------
Total from investment operations                                                  (0.090)
----------------------------------------------------------------------------------------
Less dividends and distributions:
----------------------------------------------------------------------------------------
Dividends from net investment income                                                  --
----------------------------------------------------------------------------------------
Distributions from net realized gain on investment
 transactions                                                                     (0.130)
----------------------------------------------------------------------------------------
Total dividends and distributions                                                 (0.130)
----------------------------------------------------------------------------------------

Net asset value, end of period                                                    $8.280
----------------------------------------------------------------------------------------
Total return(3)                                                                    (1.10%)
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Ratios and supplemental data:
----------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                              $49
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                             0.55%
Ratio of expenses to average net assets prior to expense
 limitation                                                                        36.51%
----------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                4.22%
----------------------------------------------------------------------------------------
Ratio of net investment income loss to average net assets
 prior to expense limitation                                                      (31.74%)
----------------------------------------------------------------------------------------
Portfolio turnover                                                                    81%
----------------------------------------------------------------------------------------

----------
(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

Financial highlights
The financial highlights table are intended to help you understand a Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with each Fund's financial statements, is included in their annual report, which is available upon request by calling 800.523.1918.

Delaware Balanced Portfolio                                       Institutional Class
----------------------------------------------------------------------------------------
                                                                 Year             Period
                                                                Ended           12/31/97(1)
                                                                 9/30            through
                                                                 1999            9/30/98
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $8.500
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Income from investment operations:
----------------------------------------------------------------------------------------
Net investment income(2)                                                           0.181
----------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                   (0.516)
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Total from investment operations                                                  (0.335)
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Less dividends and distributions:
----------------------------------------------------------------------------------------
Dividends from net investment income                                              (0.035)
----------------------------------------------------------------------------------------
                                                                                  ------
----------------------------------------------------------------------------------------
Distributions from net realized gain on investment
 transactions                                                                     (   --)
----------------------------------------------------------------------------------------
Total dividends and distributions                                                 (0.035)
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Net asset value, end of period                                                    $8.130
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Total return(3)                                                                    (3.56%)
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Ratios and supplemental data:
----------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                              $48
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets                                             0.55%
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense
 limitation                                                                        14.11%
----------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                                2.78%
----------------------------------------------------------------------------------------
Ratio of net investment income loss to average net assets
 prior to expense limitation                                                      (10.78%)
----------------------------------------------------------------------------------------
Portfolio turnover                                                                    73%
----------------------------------------------------------------------------------------

----------
(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

How to read the financial highlights

Net investment loss
Net investment loss includes dividend and interest income earned from the Fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment loss to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

How to use this glossary

The glossary includes definitions of investment terms used throughout the prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware Foundation Funds Income Portfolio
Delaware Foundation Funds Balanced Portfolio
Delaware Foundation Funds Growth Portfolio

Additional information about each Fund's investments is available in the Funds' annual and semi-annual report to shareholders. In the Funds' shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Funds on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com


Client Services Representative

800.510.4015

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.


Investment Company Act file number: 811-1485
Fund Symbols
                     CUSIP            NASDAQ
Class A
Class B
Class C

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London
P-002 [--] PP 12/99

                             SUBJECT TO COMPLETION


                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                           Delaware S&P 500 Index Fund

                           Class A * Class B * Class C



                                   Prospectus
                               December ___, 1999

                                Total Return Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.


     INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

Table of Contents

Fund profile                                   page
Delaware S&P 500 Index Fund

How we manage the Fund                         page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

Who manages the Fund                           page
Investment manager and sub-adviser
Portfolio manager
Fund administration (Who's who)

About your account                             page
Investing in the Fund
      Choosing a share class
      How to reduce your sales charge
      How to buy shares
      Retirement plans
      How to redeem shares
      Account minimums
      Special services
Dividends, distributions and taxes

Certain management considerations              page

Financial highlights                           page

Profile: Delaware S&P 500 Index Fund
------------------------------------

What are the Fund's goals?
S&P 500 Index Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
S&P Index Fund will invest primarily in commons stock. The Fund intends to invest in all 500 stocks in the S&P 500 Index in proportion to their weighting in the Index. [No subscription for the Fund will be accepted until Advisor has a reasonable basis to believe that the Fund will be able to acquire substantially all 500 stocks in the Index.] To the extent that all 500 stocks cannot be purchased, the Fund will purchase a representative sample of the stocks listed in the Index in proportion to their weightings.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a "passive" investment approach, attempting to duplicate the investment performance of its benchmark index through automated statistical analytic procedures.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. The Fund will be affected by declines in stock prices. For a more complete discussion of risk, please turn to "The risks of investing in the Fund."

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o   Investors with long-term financial goals.
o   Investors seeking an investment primarily in common stocks.
o   Investors seeking total return.

Who should not invest in the Fund
o   Investors with short-term financial goals.
o   Investors whose primary goal is current income.
o   Investors who are unwilling to accept share prices that may fluctuate.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

 ----------------------------------------------------------------------------------------
 CLASS                                                        A           B       C
 ----------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases as         5.75%       none       none
 a percentage of offering price
 ----------------------------------------------------------------------------------------
 Maximum contingent deferred sales charge (load) as a        none(1)      5%(2)    1%(3)
 percentage of original purchase price or redemption
 price, whichever is lower
 ----------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested            none       none       none
 dividends
 ----------------------------------------------------------------------------------------
 Redemption fees                                              None       none       none
 ----------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

 ----------------------------------------------------------------------------------------
 Management fees                                             0.10%      0.10%      0.10%
 ----------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                       0.25%      1.00%      1.00%
 ----------------------------------------------------------------------------------------
 Other expenses                                              0.00%      0.00%      0.00%
 ----------------------------------------------------------------------------------------
 Total operating expenses                                    0.00%      0.00%      0.00%
 ----------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(4) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

 ---------------------------------------------------------------------------------------------------
 CLASS(5)                  A              B                    B            C                     C
                                                   (if redeemed)                      (if redeemed)
 ---------------------------------------------------------------------------------------------------
 1 year                 $000           $000                 $000         $000                  $000
 ---------------------------------------------------------------------------------------------------
 3 years                $000           $000                 $000         $000                  $000
 ---------------------------------------------------------------------------------------------------
 5 years                $000           $000                 $000         $000                  $000
 ---------------------------------------------------------------------------------------------------
 10 years               $000           $000                 $000         $000                  $000
 ---------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
(5) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Fund
----------------------

Our investment strategies
S&P 500 Index Fund is a stock fund that seeks to track the performance of the Standard & Poor's 500 Composite Stock Index, which emphasizes large U.S. companies. We employ a passive management strategy by normally investing in all 500 stocks included in the Index. We generally invest in each stock in roughly the same proportion as represented in the Index. We seek to replicate as closely as possible the aggregate risk characteristics and industry diversification of the Index.

Although we normally invest in all 500 stocks in the Index, there is no predetermined number of stocks that the Fund must hold. S&P may change the composition of the Index from time to time. We will attempt to reflect those changes as soon as practical. The Fund is usually fully invested. We may buy and sell stock index futures, and buy option on stock indexes and on stock index futures to maintain market exposure and manage cash flow.

We may purchase other types of securities, such as Standard & Poor's Depository Receipts, American Depository Receipts, high quality short-term debt securities, and certain derivatives.

To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund's performance and the performance of the Index is anticipated in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95, before deduction of Fund expenses. A correlation of 1.00 would represent perfect correlation between portfolio and index performance. It is anticipated that the correlation of the Fund's performance to that of the Index will increase as the size of the Fund increases. The Fund's ability to achieve significant correlation between Fund and Index performance may be affected by changes in securities markets, changes in the composition of the Index and the timing of purchases and redemptions of Fund shares. We will monitor correlation.

S&P 500 Index Fund's investment objective - to seek to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index - is a non-fundamental objective. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

------------------------------------------------------------- ----------------------------------------------------------------------
The securities we typically invest in                                                    How we use them

------------------------------------------------------------- ----------------------------------------------------------------------
Common stocks: Securities that represent shares               We will invest primarily in common stocks. Generally, we will
of ownership in a corporation. Stockholders                   seek to invest in all 500 stocks included in the S&P 500
participate in the corporation's profits and losses,          Index.
proportionate to the number of shares they own.
------------------------------------------------------------- ----------------------------------------------------------------------
American Depositary Receipts:  ADRs are issued by a U.S.      We generally invest only in those ADRs included in the
bank and represent the bank's holdings of a stated number     S&P 500 Index.
of shares of a foreign corporation.  An ADR entitles the
holder to all dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and sold the
same as U.S. securities.
------------------------------------------------------------- ----------------------------------------------------------------------
Futures Contracts and Options on Futures                      For hedging purposes, we may have the Fund enter into futures
Contracts: Futures contracts are agreements for               contracts that relate to securities included in the S&P 500 Index
the purchase or sale of a specified quantity of               or that relate to the Index. We may also purchase and write call
securities or the cash value of an index at a                 and put options on such contracts.
specified future date at a price agreed upon when
the contract is made. Under such contracts no
delivery of the actual securities making up the index
takes place. Rather, upon expiration of the contract,
settlement is made by exchanging cash in an
amount equal to the difference between the contract
price and the closing price of the index at expiration,
net of variation margin previously paid.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

Certain options and futures may be considered to be
derivative securities.
------------------------------------------------------------- ----------------------------------------------------------------------
Options on Securities and Securities Indices:                 We may write and purchase covered put and call options on
Options represent a right to buy or sell a security at        securities included in the S&P 500 Index or that relate to the
an agreed upon price at a future date. The                    Index. Option transactions of the Fund will be conducted so
purchaser of an option may or may not choose to go            that the total amount paid on premiums for all put and call
through with the transaction.                                 options outstanding will not exceed 5% of the value of the
                                                              Fund's total assets. Further, we will not have the Fund write a
Options on securities indices are similar to options          put or call option or combination thereof if, as a result, the
on securities except there is no transfer of a security       aggregate value of all securities or collateral used to cover its
and settlement is in cash. A call option on a                 outstanding options would exceed 25% of the value of the
securities index grants the purchaser of the call, for        Fund's total assets.
a premium paid to the seller, the right to receive in
cash an amount equal to the difference between the
closing value of the index and the exercise price of
the option times a multiplier established by the
exchange upon which the option is traded.

Certain options may be considered to be derivative
securities.
------------------------------------------------------------- ----------------------------------------------------------------------

------------------------------------------------------------- ----------------------------------------------------------------------
Repurchase agreements: An agreement between                   Typically, we use repurchase agreements as a short-term
a buyer, such as the Fund, and a seller of securities         investment for the Fund's cash position. In order to enter into
in which the seller agrees to buy the securities back         these repurchase agreements, the Fund must have collateral of
within a specified time at the same price the buyer           at least 102% of the repurchase price.
paid for them, plus an amount equal to an agreed
upon interest rate. Repurchase agreements are
often viewed as equivalent to cash.
------------------------------------------------------------- ----------------------------------------------------------------------
Restricted securities: Privately placed securities            We may invest in privately placed securities that are eligible for
whose resale is restricted under securities law.              resale only among certain institutional buyers without
                                                              registration, including Rule 144A Securities. Restricted
                                                              securities that are determined to be illiquid may not exceed the
                                                              Fund's 15% limit on illiquid securities, which is described below.
------------------------------------------------------------- ----------------------------------------------------------------------
Illiquid securities: Securities that do not have a            We may invest up to 15% of net assets in illiquid securities,
ready market, and cannot be easily sold within                including repurchase agreements with maturities of over seven
seven days at approximately the price that the Fund           days.
has valued them.
------------------------------------------------------------- ----------------------------------------------------------------------

The Fund may also invest in other securities, such as Standard & Poor's Depository Receipts, American Depository Receipts, high quality short-term debt securities, and certain derivatives. Please see the Statement of Additional Information for additional descriptions and risk information on these securities as well as those listed in the table above. You can find additional information about the investments in the Fund's portfolio in the annual or semi-annual shareholder report.

Lending securities
The Fund may lend up to one-third of its assets to qualified dealers and investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
In response to unfavorable market conditions, the Fund may make temporary investments in bonds, cash or cash equivalents. These investments may not be consistent with the Fund's investment objective. In taking these measures, the Fund may not achieve its investment goal.

Portfolio turnover
We anticipate that securities will be sold from the Fund only to reflect certain changes in its benchmark index (including mergers or changes in the composition of the index) or to accommodate cash flows into and out of the Fund while maintaining the similarity of the Fund to the benchmark index. Accordingly, the turnover rate for the Fund is not expected to exceed 50%, a generally lower turnover rate than for most actively managed investment companies.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in the Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------------------------------------- --------------------------------------------------------------------
                     Risks                                           How we strive to manage them
------------------------------------------------- --------------------------------------------------------------------
Market risk is the risk that all or a             We maintain a long-term investment approach and focus on
majority of the securities in a certain           stocks we believe can appreciate over an extended time
market -- like the stock or bond market --        frame regardless of interim market fluctuations. We do not try
will decline in value because of factors          to predict overall stock market movements and though we
such as economic conditions, future               may hold securities for any amount of time, we typically do
expectations or investor confidence.              not trade for short-term purposes.


                                                  We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary, defensive strategy.


------------------------------------------------- --------------------------------------------------------------------
Industry and security risk is the risk            We limit the amount of the Fund's assets invested in any one
that the value of securities in a particular      industry and in any individual security. We also follow a
industry or the value of an individual            rigorous selection process before choosing securities and
stock or bond will decline because of             continuously monitor them while they remain in the portfolio.
changing expectations for the
performance of that industry or for the
individual company issuing the stock.
------------------------------------------------- --------------------------------------------------------------------
Futures and options risk is the                   We will use options and futures for hedging purposes. We
possibility that the Fund may experience          will not use futures and option for speculative reasons.
a significant loss if it employs an options
or futures strategy related to a securities
or a market index and that security or
index moves in the opposite direction
from what the was anticipated. Futures
and options also involve additional
expenses, which could reduce any
benefit or increase any loss that the
Fund may gain from using the strategy.
------------------------------------------------- --------------------------------------------------------------------
Foreign risk is the risk that foreign             We typically invest only a small portion of the Fund's portfolio
securities may be adversely affected by           in foreign corporations indirectly through American
political instability, changes in currency        Depositary Receipts. When we do purchase ADRs, they are
exchange rates, foreign economic                  generally denominated in U.S. dollars and traded on a U.S.
conditions or inadequate regulatory and           exchange.
accounting standards.
------------------------------------------------- --------------------------------------------------------------------
Liquidity risk is the possibility that            We limit exposure to illiquid securities.
securities cannot be readily sold within
seven days at approximately the price
that the Fund has valued them.
------------------------------------------------- --------------------------------------------------------------------

Who manages the Fund

Investment manager and sub-adviser
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. State Street Global Advisors, a division of State Street Corporation, is the Fund's sub-adviser. As sub-adviser, State Street Global Advisors is responsible for day-to-day management of the Fund's assets. Delaware Management Company administers the Fund's business affairs and has ultimate responsibility for all investment advisory services for the Fund. Delaware Management Company also supervises the sub-adviser's performance. For their services to the Fund, Delaware and State Street will be paid 0.10% as a percentage of average daily net assets for the fiscal year.

Portfolio manager
James B. May has primary responsibility for making investment decisions for S&P 500 Index Fund. Mr. May is a Principal and Portfolio Manager at State Street Global Advisors, where he manages several mutual funds as well as several separately managed funds. Mr. May works in State Street Global Advisors U.S. Passive Equity group. Prior to that time he worked State Street's passive U.S. Equities operations department. Mr. May holds a BS in Finance from Bentley College and his MBA from Boston College. He is a member of the Financial Management Association and is working toward the CFA designation.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]


                                Board of Trustees

Investment manager                        The Fund      Custodian
Delaware Management Company                             The Chase Manhattan Bank
One Commerce Square                                     4 Chase Metrotech Center
Philadelphia, PA 19103                                  Brooklyn, NY 11245

Sub-adviser
State Street Global Advisors
Two International Place
Boston, MA 02110

Portfolio manager            Distributor                  Service agent
(see page __ for details)    Delaware Distributors, L.P.  Delaware Service
                             1818 Market Street             Company, Inc.
                             Philadelphia, PA 19103       1818 Market Street
                                                          Philadelphia, PA 19103

                               Financial advisers

                                  Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-adviser A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.

Portfolio managers Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A
o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional
     Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

Class A sales charges

-------------------------- ----------------------- ----------------------------------- ---------------------------------
         Amount of         Sales charge as %       Sales charge as % of                Dealer's commission as %
         purchase          of offering price       amount invested                     of offering price
-------------------------- ----------------------- ----------------------------------- ---------------------------------
     Less than $50,000              5.75%                                                      5.00%

        $50,000 but                 4.75%                                                      4.00%
      under $100,000

       $100,000 but                 3.75%                                                      3.00%
      under $250,000

       $250,000 but                 2.50%                                                      2.00%
      under $500,000

       $500,000 but                 2.00%                                                      1.60%
     under $1 million

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year.

-------------------------- ----------------------- ----------------------------------- ---------------------------------
   Amount of                Sales charge as %       Sales charge as % of                Dealer's commission as %
   purchase                 of offering price       amount invested                         of offering price
-------------------------- ----------------------- ----------------------------------- ---------------------------------
   $1 million up to $5              none                   none                                  1.00%
         million
-------------------------- ----------------------- ----------------------------------- ---------------------------------
    Next $20 million                none                   none                                  0.50%
    Up to $25 million
-------------------------- ----------------------- ----------------------------------- ---------------------------------
 Amount over $25 million            none                   none                                  0.25%
-------------------------- ----------------------- ----------------------------------- ---------------------------------

Class B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.


Class C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.

---------------------------------- ---------------------------------------- --------------------------------------------------
             Program               How it works                                                Share class
                                                                                  A                    B                C
---------------------------------- ---------------------------------------- --------------------------------------------------
  Letter of Intent                   Through a Letter of Intent you               X         Although the Letter of Intent
                                     agree to invest a certain amount                       and Rights of Accumulation
                                     in Delaware Investment Funds                           do not apply to the purchase
                                     (except money market funds with no                     of Class B and C shares, you
                                     sales charge) over a 13-month                          can combine your purchase
                                     period to qualify for reduced                          of Class A shares with your
                                     front-end sales charges.                               your purchase of B and C shares
------------------------------------------------------------------------------------------- to fulfill your Letter of Intent
  Rights of Accumulation             You can combine your holdings                X         or qualify for Rights of
                                     or purchases of all funds in the                       Accumulation.
                                     Delaware Investments family
                                     (except money market funds
                                     with no sales charge) as well as
                                     the holdings and purchases of
                                     your spouse and children under
                                     21 to qualify for reduced front-
                                     end sales charges.
---------------------------------- ---------------------------------------- --------------- ----------------------------------
  Reinvestment of                    Up to 12 months after you                For Class                             Not
  redeemed shares                    redeem shares, you can reinvest          A, you will     For Class B,          available.
                                     the proceeds with no additional          not have to     your account
                                     sales charge.                            pay an          will be
                                                                              additional      credited with
                                                                              front-end       the
                                                                              sales           contingent
                                                                              charge.         deferred
                                                                                              sales charge
                                                                                              you
                                                                                              previously
                                                                                              paid on the
                                                                                              amount you
                                                                                              are
                                                                                              reinvesting.
                                                                                              Your
                                                                                              schedule for
                                                                                              contingent
                                                                                              deferred
                                                                                              sales
                                                                                              charges and
                                                                                              conversion to
                                                                                              Class A will
                                                                                              not start over
                                                                                              again, it will
                                                                                              pick up from
                                                                                              the point at
                                                                                              which you
                                                                                              redeemed
                                                                                              your shares.
---------------------------------- ---------------------------------------- --------------- -----------------------------------

---------------------------------- ---------------------------------------- --------------------------------------------------
             Program               How it works                                                Share class
                                                                                  A                    B                C
---------------------------------- ---------------------------------------- --------------------------------------------------
  SIMPLE IRA, SEP IRA, SARSEP,       These investment plans may qualify           X         There is no reduction in sales
  Prototype Profit Sharing,          for reduced sales charges by                           charges for Class B or Class C
  Pension, 401(k), SIMPLE            combining the purchases of all                         shares for group purchases for
  401(k), 403(b)(7), and 457         members of the group. Members of                       retirement plans.
  Retirement Plans                   these groups may also qualify to
                                     purchase shares without a front-end sales
                                     charge and a waiver of any contingent
                                     deferred sales charges.
---------------------------------- ---------------------------------------- --------------- -----------------------------------

How to buy shares

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Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at fair market value using a method approved by the board of trustees.


Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLineSM On Demand Service
Through our MoneyLineSM On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
Dividends and capital gains, if any, are paid quarterly. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The Year 2000 Problem may also adversely affect the issuers of securities in which the Fund invests. The portfolio manager and investment professionals of the Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.


About the S&P 500 Index
The S&P 500 Index. The S&P 500 Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation ("Standard & Poor's") to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's a sponsor or in any way affiliated with the Fund. The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 75% of the market value of all US common stocks. Each stock in the S&P 500 Index is weighted by its market capitalization. That is, each security is weighted by its total market value relative to the total market values of all the securities in the Index. Component stocks included in the S&P 500 Index are chosen with the aim of achieving a distribution at the index level representative of the various components of the US GNP and therefore do not represent the 500 largest companies. Aggregate market value and trading activity are also considered in the selection process. A limited percentage of the Index may include foreign securities.

"Standard & Poor's," "S&P," "Standard & Poor's 500," and "500" are trademarks of Standard & Poor's and have been licensed for use by SSgA Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the shareholders of the Fund regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. Standard & Poor's only relationship to the Fund is the licensing of the trademarks and tradenames of Standard & Poor's including the S&P 500 Index, which is determined, composed and calculated by Standard & Poor's without regard to the Fund. Standard & Poor's has no obligation to take the needs of the shareholders of the Fund into consideration in determining, composing or calculating this Index. Standard & Poor's is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the shares or in the determination or calculation of the equation by which the shares of the Fund are to be redeemed. Standard & Poor's has no obligation or liability in connection with the administration, marketing or trading of the Fund.

STANDARD & POOR'S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND STANDARD & POOR'S SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STANDARD & POOR'S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR THE SHAREHOLDERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Financial highlights
Financial highlights are not provided for the Fund because it commenced operations after the close of its fiscal year.

How to use this glossary

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Index
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware S&P 500 Index Fund

Additional information about the Fund's investments will be available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com


Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o    For Fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.


Investment Company Act file number: 811- 08457
Delaware S&P 500 Index Fund Symbols
                     CUSIP            NASDAQ
Class A
Class B
Class C

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                             SUBJECT TO COMPLETION


                                    DELAWARE
                                   INVESTMENTS
                              ---------------------
                              Philadelphia * London


                           Delaware S&P 500 Index Fund

                     Consultant Class * Institutional Class



                                   Prospectus
                               December ___, 1999

                                Total Return Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.


     INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

Table of Contents

Fund profile                                    page
Delaware S&P 500 Index Fund

How we manage the Fund                          page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

Who manages the Fund                            page
Investment manager and sub-adviser
Portfolio manager
Fund administration (Who's who)

About your account                              page
Investing in the Fund
   Choosing a share class
   How to buy shares
   Retirement plans
   How to redeem shares
   Account minimums
   Special services
Dividends, distributions and taxes

Certain management considerations               page

Financial highlights                            page

Profile: Delaware S&P 500 Index Fund
------------------------------------

What are the Fund's goals?
S&P 500 Index Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
S&P Index Fund will invest primarily in commons stock. The Fund intends to invest in all 500 stocks in the S&P 500 Index in proportion to their weighting in the Index. [No subscription for the Fund will be accepted until Advisor has a reasonable basis to believe that the Fund will be able to acquire substantially all 500 stocks in the Index.] To the extent that all 500 stocks cannot be purchased, the Fund will purchase a representative sample of the stocks listed in the Index in proportion to their weightings.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a "passive" investment approach, attempting to duplicate the investment performance of its benchmark index through automated statistical analytic procedures.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. The Fund will be affected by declines in stock prices. For a more complete discussion of risk, please turn to "The risks of investing in the Fund."

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o Investors with long-term financial goals.
o Investors seeking an investment primarily in common stocks.
o Investors seeking total return.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

 ------------------------------------------------------ ----------------- ---------------
 CLASS                                                     Consutant      Instutitional
 ------------------------------------------------------ ----------------- ---------------
 Maximum sales charge (load) imposed on purchases as                none            none
 a percentage of offering price
 ------------------------------------------------------ ----------------- ---------------
 Maximum contingent deferred sales charge (load) as a               none            none
 percentage of original purchase price or redemption
 price, whichever is lower
 ------------------------------------------------------ ----------------- ---------------
 Maximum sales charge (load) imposed on reinvested                  none            none
 dividends
 ------------------------------------------------------ ----------------- ---------------
 Redemption fees                                                    none            none
 ------------------------------------------------------ ----------------- ---------------
 Exchange fees                                                   none(1)         none(1)
 ------------------------------------------------------ ----------------- ---------------

Annual fund operating expenses are deducted from the Fund's assets.

 ------------------------------------------------------ ----------------- ---------------
 Management fees                                                   0.10%           0.10%
 ------------------------------------------------------ ----------------- ---------------
 Distribution and service (12b-1) fees                             0.25%            none
 ------------------------------------------------------ ----------------- ---------------
 Other expenses                                                    0.00%           0.00%
 ------------------------------------------------------ ----------------- ---------------
 Total operating expenses                                          0.00%           0.00%
 ------------------------------------------------------ ----------------- ---------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(2) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

 -------------- --------------------------------------------------------- ---------------
 CLASS                                                        Consultant   Institutional
 ------------------------------------------------------ ----------------- ---------------
 1 year                                                             $000            $000
 ------------------------------------------------------ ----------------- ---------------
 3 years                                                            $000            $000
 ------------------------------------------------------ ----------------- ---------------
 5 years                                                            $000            $000
 ------------------------------------------------------ ----------------- ---------------
 10 years                                                           $000            $000
 ------------------------------------------------------ ----------------- ---------------

(1) Exchanges are subject to the requirements of each Delaware Investments funds. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

How we manage the Fund
----------------------

Our investment strategies
S&P 500 Index Fund is a stock fund that seeks to track the performance of the Standard & Poor's 500 Composite Stock Index, which emphasizes large U.S. companies. We employ a passive management strategy by normally investing in all 500 stocks included in the Index. We generally invest in each stock in roughly the same proportion as represented in the Index. We seek to replicate as closely as possible the aggregate risk characteristics and industry diversification of the Index.

Although we normally invest in all 500 stocks in the Index, there is no predetermined number of stocks that the Fund must hold. S&P may change the composition of the Index from time to time. We will attempt to reflect those changes as soon as practical. The Fund is usually fully invested. We may buy and sell stock index futures, and buy option on stock indexes and on stock index futures to maintain market exposure and manage cash flow.

We may purchase other types of securities, such as Standard & Poor's Depository Receipts, American Depository Receipts, high quality short-term debt securities, and certain derivatives.

To the extent that the Fund seeks to replicate the S&P 500 Index using such sampling techniques, a close correlation between the Fund's performance and the performance of the Index is anticipated in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95, before deduction of Fund expenses. A correlation of 1.00 would represent perfect correlation between portfolio and index performance. It is anticipated that the correlation of the Fund's performance to that of the Index will increase as the size of the Fund increases. The Fund's ability to achieve significant correlation between Fund and Index performance may be affected by changes in securities markets, changes in the composition of the Index and the timing of purchases and redemptions of Fund shares. We will monitor correlation.

S&P 500 Index Fund's investment objective - to seek to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index - is a non-fundamental objective. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

------------------------------------------------------------- ----------------------------------------------------------------------
The securities we typically invest in                                                    How we use them
------------------------------------------------------------- ----------------------------------------------------------------------
Common stocks: Securities that represent shares of             We will invest primarily in common stocks. Generally, we will
ownership in a corporation. Stockholders participate in the    seek to invest in all 500 stocks included in the S&P 500 Index.
corporation's profits and losses, proportionate to the
number of shares they own.
------------------------------------------------------------- ----------------------------------------------------------------------
American Depositary Receipts:  ADRs are issued by a U.S.      We generally invest only in those ADRs included in the S&P 500 Index.
bank and represent the bank's holdings of a stated number
of shares of a foreign corporation.  An ADR entitles the
holder to all dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and sold the
same as U.S. securities.
------------------------------------------------------------- ----------------------------------------------------------------------
Futures Contracts and Options on Futures Contracts: Futures   For hedging purposes, we may have the Fund enter into futures
contracts are agreements for the purchase or sale of a        contracts that relate to securities included in the S&P 500 Index or
specified quantity of securities or the cash value of an      that relate to the Index. We may also purchase and write call and
index at a specified future date at a price agreed upon       put options on such contracts.
when the contract is made. Under such contracts no delivery
of the actual securities making up the index takes place.
Rather, upon expiration of the contract, settlement is made
by exchanging cash in an amount equal to the difference
between the contract price and the closing price of the
index at expiration, net of variation margin previously
paid.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

Certain options and futures may be considered to be
derivative securities.
------------------------------------------------------------- ----------------------------------------------------------------------
Options on Securities and Securities Indices: Options          We may write and purchase covered put and call options on securities
represent a right to buy or sell a security at an agreed       included in the S&P 500 Index or that relate to the Index. Option
upon price at a future date. The purchaser of an option        transactions of the Fund will be conducted so that the total amount
may or may not choose to go through with the transaction.      paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets. Further, we will
Options on securities indices are similar to options on        not have the Fund write a put or call option or combination thereof
securities except there is no transfer of a security and       if, as a result, the aggregate value of all securities or collateral
settlement is in cash. A call option on a securities index     used to cover its outstanding options would exceed 25% of the value
grants the purchaser of the call, for a premium paid to the    of the Fund's total assets.
seller, the right to receive in cash an amount equal to the
difference between the closing value of the index and the
exercise price of the option times a multiplier established
by the exchange upon which the option is traded.

Certain options may be considered to be derivative
securities.
------------------------------------------------------------- ----------------------------------------------------------------------

------------------------------------------------------------- ----------------------------------------------------------------------
The securities we typically invest in                                                    How we use them
------------------------------------------------------------- ----------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such     Typically, we use repurchase agreements as a short-term investment
as the Fund, and a seller of securities in which the seller   for the Fund's cash position. In order to enter into these
agrees to buy the securities back within a specified time     repurchase agreements, the Fund must have collateral of at least
at the same price the buyer paid for them, plus an amount     102% of the repurchase price.
equal to an agreed upon interest rate. Repurchase
agreements are often viewed as equivalent to cash.
------------------------------------------------------------- ----------------------------------------------------------------------
Restricted securities: Privately placed securities whose      We may invest in privately placed securities that are eligible for
resale is restricted under securities law.                    resale only among certain institutional buyers without registration, including Rule 144A Securities. Restricted securities that are determined to be illiquid may not exceed the Fund's 15% limit on illiquid securities, which is described below.
------------------------------------------------------------- ----------------------------------------------------------------------
Illiquid securities: Securities that do not have a ready      We may invest up to 15% of net assets in illiquid securities,
market, and cannot be easily sold within seven days at        including repurchase agreements with maturities of over seven days.
approximately the price that the Fund has valued them.
------------------------------------------------------------- ----------------------------------------------------------------------

The Fund may also invest in other securities, such as Standard & Poor's Depository Receipts, American Depository Receipts, high quality short-term debt securities, and certain derivatives. Please see the Statement of Additional Information for additional descriptions and risk information on these securities as well as those listed in the table above. You can find additional information about the investments in the Fund's portfolio in the annual or semi-annual shareholder report.

Lending securities
The Fund may lend up to one-third of its assets to qualified dealers and investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

Borrowing from banks
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
In response to unfavorable market conditions, the Fund may make temporary investments in bonds, cash or cash equivalents. These investments may not be consistent with the Fund's investment objective. In taking these measures, the Fund may not achieve its investment goal.

Portfolio turnover
We anticipate that securities will be sold from the Fund only to reflect certain changes in its benchmark index (including mergers or changes in the composition of the index) or to accommodate cash flows into and out of the Fund while maintaining the similarity of the Fund to the benchmark index. Accordingly, the turnover rate for the Fund is not expected to exceed 50%, a generally lower turnover rate than for most actively managed investment companies.

The risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in the Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------------------------------------- --------------------------------------------------------------------
                     Risks                                           How we strive to manage them
------------------------------------------------- --------------------------------------------------------------------
Market risk is the risk that all or a majority    We maintain a long-term investment approach and focus on stocks we
of the securities in a certain market -- like     believe can appreciate over an extended time frame regardless of
the stock or bond market -- will decline in       interim market fluctuations. We do not try to predict overall
value because of factors such as economic         stock market movements and though we may hold securities for any
conditions, future expectations or investor       amount of time, we typically do not trade for short-term purposes.
confidence.
                                                  We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary, defensive strategy.
------------------------------------------------- --------------------------------------------------------------------
Industry and security risk is the risk that the   We limit the amount of the Fund's assets invested in any one
value of securities in a particular industry or   industry and in any individual security. We also follow a rigorous
the value of an individual stock or bond will     selection process before choosing securities and continuously
decline because of changing expectations for      monitor them while they remain in the portfolio.
the performance of that industry or for the
individual company issuing the stock.
------------------------------------------------- --------------------------------------------------------------------
Futures and options risk is the possibility       We will use options and futures for hedging purposes. We will not
that the Fund may experience a significant loss   use futures and option for speculative reasons.
if it employs an options or futures strategy
related to a securities or a market index and
that security or index moves in the opposite
direction from what the was anticipated.
Futures and options also involve additional
expenses, which could reduce any benefit or
increase any loss that the Fund may gain from
using the strategy.
------------------------------------------------- --------------------------------------------------------------------
Foreign risk is the risk that foreign             We typically invest only a small portion of the Fund's portfolio
securities may be adversely affected by           in foreign corporations indirectly through American Depositary
political instability, changes in currency        Receipts. When we do purchase ADRs, they are generally denominated
exchange rates, foreign economic conditions or    in U.S. dollars and traded on a U.S. exchange.
inadequate regulatory and accounting standards.
------------------------------------------------- --------------------------------------------------------------------
Liquidity risk is the possibility that            We limit exposure to illiquid securities.
securities cannot be readily sold within seven
days at approximately the price that the Fund
has valued them.
------------------------------------------------- --------------------------------------------------------------------

Who manages the Fund

Investment manager and sub-adviser
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. State Street Global Advisors, a division of State Street Corporation, is the Fund's sub-adviser. As sub-adviser, State Street Global Advisors is responsible for day-to-day management of the Fund's assets. Delaware Management Company administers the Fund's business affairs and has ultimate responsibility for all investment advisory services for the Fund. Delaware Management Company also supervises the sub-adviser's performance. For their services to the Fund, Delaware and State Street will be paid 0.10% as a percentage of average daily net assets for the fiscal year.

Portfolio manager

James B. May has primary responsibility for making investment decisions for S&P 500 Index Fund. Mr. May is a Principal and Portfolio Manager at State Street Global Advisors, where he manages several mutual funds as well as several separately managed funds. Mr. May works in State Street Global Advisors U.S. Passive Equity group. Prior to that time he worked State Street's passive U.S. Equities operations department. Mr. May holds a BS in Finance from Bentley College and his MBA from Boston College. He is a member of the Financial Management Association and is working toward the CFA designation.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                Board of Trustees

Investment manager                  The Fund          Custodian
Delaware Management Company                           The Chase Manhattan Bank
One Commerce Square                                   4 Chase Metrotech Center
Philadelphia, PA 19103                                Brooklyn, NY 11245

Sub-adviser
State Street Global Advisors
Two International Place
Boston, MA 02110

Portfolio manager          Distributor                    Service agent
(see page __ for details)  Delaware Distributors, L.P.    Delaware Service
                           1818 Market Street             Company, Inc.
                           Philadelphia, PA 19103         1818 Market Street
                                                          Philadelphia, PA 19103
                               Financial advisers

                                  Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-adviser A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.

Portfolio managers Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account


Consultant Class

o Consultant Class shares may be purchased through financial advisers, including brokers, financial institutions and other entities that have a dealer agreement with the Fund's distributor or a service agreement with the Fund.

o   Consultant Class shares do not have an up-front sales charge.

o Consultant Class shares are subject to an annual 12b-1 fee no greater than 0.30% (currently the 12b-1 fee is set at 0.25%) of average daily net assets. The 12b-1 fee is typically used to compensate your financial adviser for the ongoing guidance and service he or she provides to you.

o Consultant Class shares are not subject to a contingent deferred sales charge.

Institutional Class

     Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services

o   Institutional Class shares do not have an up-front sales charge.

o   Institutional Class shares are not subject to a front-end or contingent

o   Institutional Class shares are not subject to an annual 12b-1 fee.



The Consultant Class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open a Consultant Class account by exchange, call the Shareholder Service Center at 800.523.1918. To open an Institutional Class account by exchange, call a Client Services Representative at 800.510.4015.


[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange Consultant Class shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open a Consultant Class account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying Consultant Class shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

There are no minimum purchase requirements for the Institutional Class, but certain eligibility requirements must be satisfied.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at fair market value using a method approved by the board of trustees.


Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, Consultant Class shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can redeem Consultant Class shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem Consultant Class shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

If you redeem Institutional Class shares and your account balance falls below $250, the Fund may redeem your account after 60 days.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

In certain circumstances, Class A shares of the Delaware Investments funds may be subject to a contingent deferred sales charge for up to two years after purchase. This would occur if the fund normally had a front-end sales charge, but the shares were purchased without paying a sales charge and a financial adviser was paid a commission on the purchase. If you purchase Class A shares of another fund in this manner, you may exchange them for shares of the Fund's Consultant or Institutional Class. You will not have to pay the contingent deferred sales charge at the time of the exchange. However, you may have to pay the contingent deferred sales if you later redeem your shares of the Fund's A or Consultant Class or if you exchange them for shares of another fund and then redeem those shares. The time that you are invested in the Fund will count toward the fulfillment of the two-year holding period.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services to Consultant Class shareholders.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

MoneyLine(SM) On Demand Service
Through our MoneyLine(SM) On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
Dividends and capital gains, if any, are paid quarterly. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The Year 2000 Problem may also adversely affect the issuers of securities in which the Fund invests. The portfolio manager and investment professionals of the Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantee that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.


About the S&P 500 Index
The S&P 500 Index. The S&P 500 Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation ("Standard & Poor's") to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy. The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor's believes the stock to be an attractive investment, nor is Standard & Poor's a sponsor or in any way affiliated with the Fund. The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 75% of the market value of all US common stocks. Each stock in the S&P 500 Index is weighted by its market capitalization. That is, each security is weighted by its total market value relative to the total market values of all the securities in the Index. Component stocks included in the S&P 500 Index are chosen with the aim of achieving a distribution at the index level representative of the various components of the US GNP and therefore do not represent the 500 largest companies. Aggregate market value and trading activity are also considered in the selection process. A limited percentage of the Index may include foreign securities.

"Standard & Poor's," "S&P," "Standard & Poor's 500," and "500" are trademarks of Standard & Poor's and have been licensed for use by SSgA Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the shareholders of the Fund regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. Standard & Poor's only relationship to the Fund is the licensing of the trademarks and tradenames of Standard & Poor's including the S&P 500 Index, which is determined, composed and calculated by Standard & Poor's without regard to the Fund. Standard & Poor's has no obligation to take the needs of the shareholders of the Fund into consideration in determining, composing or calculating this Index. Standard & Poor's is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the shares or in the determination or calculation of the equation by which the shares of the Fund are to be redeemed. Standard & Poor's has no obligation or liability in connection with the administration, marketing or trading of the Fund.

STANDARD & POOR'S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND STANDARD & POOR'S SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STANDARD & POOR'S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR THE SHAREHOLDERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Financial highlights
Financial highlights are not provided for the Fund because it commenced operations after the close of its fiscal year.

How to use this glossary

The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Index
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware S&P 500 Index Fund

Additional information about the Fund's investments will be available in the Fund's annual and semi-annual report to shareholders. In the Fund's shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com


Shareholder Service Center (Consultant Class)

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o   For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Client Services Representative (Institutional Class)
800.510.4015

Delaphone Service

800.362.FUND (800.362.3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.


Investment Company Act file number: 811-08457
Delaware S&P 500 Index Fund Symbols
               CUSIP              NASDAQ

Consultant Class
Institutional Class

                                    DELAWARE
                                   INVESTMENTS
                              ---------------------
                              Philadelphia * London

         Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes and Consultant Class should contact their financial adviser or call Delaware Investments at 800-523-1918, and shareholders of the Institutional Classes should contact Delaware Investments at 800-510-4015.

INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103

SUB-ADVISER
State Street Global Advisors
Two International Place
Boston, MA 02110.


NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY  11245

----------------------------------------------------
DELAWARE GROUP FOUNDATION FUNDS
----------------------------------------------------

DELAWARE FOUNDATION FUNDS
INCOME PORTFOLIO
----------------------------------------------------

DELAWARE FOUNDATION FUNDS
BALANCED PORTFOLIO
----------------------------------------------------

DELAWARE FOUNDATION FUNDS
GROWTH PORTFOLIO
----------------------------------------------------

DELAWARE S&P 500 INDEX FUND
----------------------------------------------------








PART B

STATEMENT OF
ADDITIONAL INFORMATION

----------------------------------------------------


December 27, 1999

                       STATEMENT OF ADDITIONAL INFORMATION
                                December 27, 1999

                         DELAWARE GROUP FOUNDATION FUNDS
                   Delaware Foundation Funds Income Portfolio
                   Delaware Foundation Funds Growth Portfolio
                   Delaware Foundation Funds Growth Portfolio
                           Delware S&P 500 Index Fund

                               1818 Market Street
                             Philadelphia, PA 19103

        For more information about the Institutional Class: 800-510-4015

       For Prospectus, Performance and Information on Existing Accounts of Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares:


                            Nationwide 800-523-1918


         Dealer Services: (BROKER/DEALERS ONLY) Nationwide 800-362-7500

         Delaware Group Foundation Funds ("Foundation Funds") is a professionally-managed mutual fund of the series type which currently offers the four series of shares noted above. Each series is referred to individually as a "Fund" or collectively as the "Funds." Each Fund offers Class A Shares, Class B Shares and Class C Shares (together referred to as the "Fund Classes"). Each Fund also offers an Institutional Class (the "Institutional Class"). In addition, Delaware S&P 500 Index Fund offers Consultant Class Shares. All references to "shares" in this Part B refer to all Classes of shares of Foundation Funds, except where noted.

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectuses for the Funds dated December 27, 1999, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A Prospectus may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. The Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800-523-1918.

________________________________________________________________________________

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----

Cover Page                                                                    1
Investment Objectives and Policies                                            2
Performance Information                                                       6
Trading Practices and Brokerage                                              11
Purchasing Shares                                                            13
Investment Plans                                                             25
Determining Offering Price and Net Asset Value                               33
Redemption and Exchange                                                      34
Dividends and Realized Securities Profits                                    41
Taxes                                                                        42
Investment Management Agreement                                              46
Officers and Trustees                                                        48
General Information                                                          60
Financial Statements                                                         62
Appendix A                                                                   63

INVESTMENT OBJECTIVES AND POLICIES

Investment Restrictions

         The following restrictions are fundamental policies, which may not be amended without approval of a majority of the outstanding voting securities of the affected Fund, which is the lesser of (i) more than 50% of the outstanding voting securities, or (ii) 67% of the voting securities of the affected Fund present at a shareholder meeting if 50% or more of the voting securities are present in person or represented by proxy. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         Each Fund shall not:

         1. Make investments that will result in the concentration (as that term may be defined in the Investment Company Act of 1940 ("1940 Act"), any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus, a Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         1. Delaware S&P Index Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, Delaware S&P 500 Index Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

         The following are additional non-fundamental investment restrictions for Delaware Foundation Funds Income Portfolio, Delaware Foundation Funds Growth Portfolio and Delaware Foundation Funds Growth Portfolio:

         A Fund will not:

         1. Invest more than 25% of its total assets in any one industry (including investments in Delaware Investments Funds that concentrate in that industry) provided that there is no limitation with respect to investments in obligations issued or guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. For purposes of this restriction, investments in the Delaware Investments Funds will not be deemed to be investments in "investment company" industry.

         2. Make loans other than by the purchase of all or a portion of a publicly or privately distributed issue of bonds, debentures or other debt securities of the types commonly offered publicly or privately and purchased by financial institutions (including repurchase agreements and loan participations), whether or not the purchase was made upon the original issuance of the securities, and except that each Fund may loan its assets (other than shares of the Delaware Investments Funds) to qualified broker/dealers or institutional investors.

         3. Engage in underwriting of securities of other issuers, except that portfolio securities, including securities purchased in private placements, may be acquired under circumstances where, if sold, the Fund might be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act"). No limit is placed on the proportion of the Fund's assets which may be invested in such securities.

         4. Borrow money or issue senior securities, except to the extent permitted by the Investment Company Act of 1940 (the "1940 Act") or any rule or order thereunder or interpretation thereof. Subject to the foregoing, each Fund may engage in short sales, purchase securities on margin, and write put and call options.

         5. Purchase or sell physical commodities or physical commodity contracts, including physical commodity option or futures contracts in a contract market or other futures market.

         6. Purchase or sell real estate; provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

         7. Invest for the purpose of acquiring control of any company. This policy will not prohibit acquisition of a controlling interest in a Delaware Investments Fund.

         8. Invest in securities of other investment companies, except in accordance with the provisions of the 1940 Act in effect at the time of the investment or any rules, regulations, SEC orders or staff positions thereunder.

         9. Invest in interests in oil, gas and other mineral leases or other mineral exploration or development programs.

         10. Purchase securities on margin except short-term credits that may be necessary for the clearance of purchases and sales of securities. This restriction does not apply to the purchase of futures or options contracts.

INVESTMENT POLICIES AND OTHER INVESTMENTS - Delaware Foundation Funds Income Portfolio, Delaware Foundation Funds Growth Portfolio, Delaware Foundation Funds Growth Portfolio

         The Funds will invest primarily in open-end investment companies (mutual funds) that are members of the Delaware Investments Family of Funds (individually, a "Delaware Investments Fund" and collectively, the "Delaware Investments Funds") listed below. In addition, if the Trust receives an exemptive order from the Securities and Exchange Commission (the "SEC"), the Funds may invest in the same kinds of securities as those in which the Delaware Investments Funds may invest and employ the same investment strategies as any of the Delaware Investments Funds, to the extent consistent with each Fund's investment objective stated in the Prospectuses.

         The Delaware Investments Funds include funds investing in U.S. and foreign stocks, bonds, and money market instruments. The list of Delaware Investments Funds set forth below may change from time to time, and Delaware Investments Funds may be added or deleted upon the recommendation of the Delaware Management Company (the "Manager") without shareholder approval.

Delaware Investments Funds Available to the Delaware Foundation Funds Income Portfolio, Delaware Foundation Funds Growth Portfolio, Delaware Foundation Funds Growth Portfolio

U.S. Equities
Delaware Blue Chip Fund                  Delaware Select Growth Fund
Delaware DelCap Fund                     Delaware Small Cap Value Fund

Delaware Diversified Growth Fund         Delaware Trend Fund
Delaware Diversified Value Fund          Delaware U.S. Growth Fund
                                         Delaware REIT Fund

                                         The Select Equity Portfolio

International Equities
Delaware Emerging Markets Fund           Delaware International Small-Cap Fund
Delaware International Equity Fund       Delaware New Pacific Fund

Fixed-Income Securities
Delaware American Government Bond Fund   Delaware Extended Duration Bond Fund.
Delaware Delchester Fund                 Delaware Global Bond Fund
Delaware Corporate Bond Fund             Delaware Limited-Term Government Fund
                                         Delaware High-Yield Opportunities Fund

Money Market Securities
Delaware Cash Reserve Fund

         The following investment policies relate to the Delaware Investments Funds, consistent with each fund's investment objective as described in the Prospectuses. In addition, if the Trust receives an exemptive order from the SEC, each Fund may engage in these investment instruments and strategies directly.

U.S. Government Securities
         Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("Government Securities") in which the Delaware Investments Funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, each Delaware Investments Fund invests in obligations issued by an instrumentality of the U.S. government only if its investment manager determines that the instrumentality's credit risk does not make its securities unsuitable for investment by a Delaware Investments Fund.

Money Market Instruments
         Money market instruments in which the Delaware Investments Funds may invest include U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the U.S. and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.

         Certain types of money market instruments are described below.

         U.S. Government Securities--Securities issued or guaranteed by the U.S. government, including Treasury Bills, Notes and Bonds.

         U.S. Government Agency Securities--Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whether supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality.

         Bank Obligations--Certificates of deposit, bankers' acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls which might delay the release of proceeds from that country. Such deposits are not covered by the Federal Deposit Insurance Corporation. Because of conflicting laws and regulations, an issuing bank could maintain that liability for an investment is solely that of the overseas branch which could expose the Delaware Investments Fund to a greater risk of loss. The Delaware Investments Funds will only buy short-term instruments in nations where these risks are minimal. The Delaware Investments Funds will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Delaware Investments Funds.

         Commercial Paper--The Delaware Investments Funds may invest in short-term promissory notes issued by corporations which at the time of purchase are rated P-1 and/or A-1. Commercial paper ratings P-1 by Moody's Investors Service, Inc. ("Moody's") and A-1 by Standard & Poor's Ratings Group ("S&P") are the highest investment grade category.

         Corporate Debt--The Delaware Investments Funds may invest in corporate notes and bonds rated A or above. Excerpts from Moody's description of those categories of bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations.

Rule 144A Securities
         The Delaware Investments Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

         Investing in Rule 144A Securities could have the effect of increasing the level of a Delaware Investments Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the directors/trustees of a Delaware Investments Fund and its investment manager will continue to monitor the liquidity of that security to ensure that an Delaware Investments Fund's holdings of illiquid securities does not exceed its limit on investments in such securities.

Repurchase Agreements
         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Delaware Investments Funds, if any, would be the difference between the repurchase price and the market value of the security. A Delaware Investments Fund will limit its investments in repurchase agreements to those which the respective investment manager, under the guidelines of the Board of Directors/Trustees of such Delaware Investments Fund, determines to present minimal credit risks and which are of high quality. In addition, each Delaware Investments Fund must have collateral of at least 102% of the repurchase price, including the portion representing a Delaware Investments Fund's yield under such agreements which is monitored on a daily basis. While the Delaware Investments Funds are permitted to do so, they normally do not invest in repurchase agreements, except to invest cash balances.

         The funds available from the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the funds in the Delaware Investments family jointly to invest cash balances. The Delaware Investments Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Reverse Repurchase Agreements

         Certain Delaware Investments Funds are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a Delaware Investments Fund and its agreement to repurchase the security at a specified time and price. A Delaware Investments Fund will maintain in a segregated account with the Custodian cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowings by a Delaware Investments Fund; accordingly, a Delaware Investments Fund will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by a Delaware Investments Fund creates leverage which increases the Delaware Investments Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a Delaware Investments Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

Portfolio Loan Transactions
         It is the understanding of the respective investment manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to a Delaware Investments Fund involved from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Delaware Investments Fund involved; 3) the Delaware Investments Fund must be able to terminate the loan after notice, at any time; 4) the Delaware Investments Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Delaware Investments Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the Board of Directors/Trustees of the Delaware Investments Funds know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

         The major risk to which a Delaware Investments Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, a Delaware Investments Fund will only enter into loan arrangements after a review of all pertinent facts by the respective investment manager, under the supervision of the Board of Directors/Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the respective investment manager.

High-Yield Securities
         Among the possible risks of investing in high-yield securities are the possibility of legislative and regulatory action and proposals. There are a variety of legislative actions which have been taken or which are considered from time to time by the United States Congress which could adversely affect the market for high-yield securities. For example, Congressional legislation limited the deductibility of interest paid on certain high-yield securities used to finance corporate acquisitions. Also, Congressional legislation has, with some exceptions, generally prohibited federally-insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. For example, many insurance companies have restricted or eliminated their purchases of high-yield securities as a result of, among other factors, actions taken by the National Association of Insurance Commissioners. If similar legislative and regulatory actions are taken in the future, they could result in further tightening of the secondary market for high-yield issues, could reduce the number of new high-yield securities being issued and could make it more difficult for a Delaware Investments Fund to attain its investment objective.

Investment Company Securities
         Any investments that certain Delaware Investments Funds make in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, a Delaware Investments Fund may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Delaware Investments Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Delaware Investments Fund's total assets in shares of other investment companies. If a Delaware Investments Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to and Delaware Investments Fund's investments in unregistered investment companies. The Delaware Investments Funds may not acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on sections 12(d)(1)(F) or (G) of the 1940 Act.

Unseasoned Companies
         Certain Delaware Investments Funds may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which a Delaware Investments Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

Mortgage-Backed Securities
         In addition to mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, certain Delaware Investments Funds may also invest its assets in securities issued by certain private, nongovernment corporations, such as financial institutions, if the securities are fully collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).

         CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only" class), while the other class will receive all of the principal (the "principal-only" class). The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Delaware Investments Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Delaware Investments Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities are generally illiquid and to such extent, together with any other illiquid investments, will not exceed its limit in such securities.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and certain REMICs also may be stripped.

         CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Certain Delaware Investments Funds will invest in such private-backed securities only if they are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Mortgage Dollar Rolls
         Certain Delaware Investments Funds may enter into mortgage "dollar rolls" in which the Delaware Investments Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Dollar roll transactions consist of the sale by a Fund of mortgage-backed securities, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with a Delaware Investments Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Delaware
Investments Fund to buy a security. If the broker/dealer to whom a Delaware Investments Fund sells the security becomes insolvent, such Delaware Investments Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that a Delaware Investments Fund is required to repurchase may be worth less than the security that the Delaware Investments Fund originally held, and the return earned by the Delaware Investments Fund with the proceeds of a dollar roll may not exceed transaction costs. The Delaware Investments Fund will place U.S. government or other liquid, high quality assets in a segregated account in an amount sufficient to cover its repurchase obligation.

Asset-Backed Securities

         Certain Delaware Investments Funds may invest a portion of its assets in asset-backed securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or, in the case of certain Delaware Investments Funds, the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Delaware Investments Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit information and respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

Convertible Securities

         Certain Delaware Investments Funds may invest in convertible securities, including corporate debentures, bonds, notes and preferred stocks that may be converted into or exchanged for common stock. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Delaware Investments Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Delaware Investments Fund upon conversion of a convertible security will generally be held for so long as the respective manager anticipates such stock will provide a

Delaware Investments Fund with opportunities which are consistent with a Delaware Investments Fund's investment objectives and policies.

         A Delaware Investments Fund may invest not more than 5% of its assets in convertible debentures that are rated below investment grade or are unrated but are determined by its investment manager to be of comparable quality. Investing in convertible debentures that are rated below investment grade or unrated but of comparable quality entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investing in investment grade convertible debentures. Under rating agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.

         A Delaware Investments Fund may have difficulty disposing of such lower rated convertible debentures because the trading market for such securities may be thinner than the market for higher rated convertible debentures. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated securities. The lack of a liquid secondary market as well as adverse publicity with respect to these securities, may have an adverse impact on market price and a Delaware Investments Fund's ability to dispose of particular issues in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Delaware Investments Fund to obtain accurate market quotations for purposes of pricing such Delaware Investments Fund's portfolio and calculating its net asset value. The market behavior of convertible securities in lower rating categories is often more volatile than that of higher quality securities. Lower quality convertible securities are judged by Moody's and S&P to have speculative elements or characteristics; their future cannot be considered as well assured and earnings and asset protection may be moderate or poor in comparison to investment grade securities.

         In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely payments. The market values of securities rated below investment grade tend to be more sensitive to company specific developments and changes in economic conditions than higher rated securities. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing.

When-Issued and Delayed Delivery Securities

         Certain Delaware Investments Funds may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. A Delaware Investments Fund will maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Delaware Investments Fund enters into the commitment and no interest accrues to such Delaware Investments Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Combined Transactions
         Certain Delaware Investments Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component transactions"), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the investment manager, it is in the best interests of a Delaware Investments Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment manager's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars
         Certain Delaware Investments Funds may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Delaware Investments Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Delaware Investments Fund anticipates purchasing at a later date. The Delaware Investments Funds intend to use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Delaware Investments Fund may be obligated to pay. Interest rate swaps involve the exchange by a Delaware Investments Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a nominal amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         A Delaware Investments Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with such Delaware Investments Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the investment managers and the Delaware Investments Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Delaware Investments Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the investment manager. If there is a default by the counterparty, a Delaware Investments Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agent utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments

         Certain Delaware Investments Funds may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Delaware Investments Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

"Roll" Transactions
         Certain Delaware Investments Funds may engage in "roll" transactions. A "roll" transaction is the sale of securities together with a commitment (for which a Delaware Investments Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Under the 1940 Act, these transactions may be considered borrowings by a Delaware Investments Fund; accordingly, a Delaware Investments Fund will limit its use of these transactions, together with any other borrowings, to no more than one-third of its total assets. A Delaware Investments Fund will segregate liquid assets such as cash, U.S. government securities or other high grade debt obligations in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent an Underlying Fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), a Delaware Investments Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should the market value of a Delaware Investments Fund's portfolio securities decline while such Delaware Investments Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As a Delaware Investments Fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

Variable and Floating Rate Notes
         Variable rate master demand notes, in which certain Delaware Investments Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. A Delaware Investments Fund will not invest over 5% of its assets in variable rate master demand notes. Because master demand notes are direct lending arrangements between a Delaware Investments Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Delaware Investments Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

         A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Delaware Investments Fund will be determined by such Delaware Investments Fund's investment manager under guidelines established by the Board of Directors/Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Delaware Investments Fund's investment policies. In making such

                                      -16
determinations, the investment manager will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Delaware Investments Fund, such Delaware Investments Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Delaware Investments Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Delaware Investments Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 10% of a Delaware Investments Fund's total assets only if such notes are subject to a demand feature that will permit such Delaware Investments Fund to demand payment of the principal within seven days after demand by a Delaware Investments Fund. If not rated, such instruments must be found by a Delaware Investments Fund's investment manager under guidelines established by the Board of Directors/Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. For a description of the rating symbols of S&P and Moody's used in this paragraph, see the Prospectuses. A Delaware Investments Fund may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.

Municipal Securities
         Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as "private activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, government-owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds and bonds used for certain organizations exempt from federal income taxation. Certain debt obligations known as "industrial development bonds" under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately-operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to finance the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior federal tax law.

         Information about the financial condition of issuers of Municipal Securities may be less available than about corporations with a class of securities registered under the Securities Exchange Act of 1934 (the "1934 Act").

Foreign Securities

         Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Prospectuses, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since a Delaware Investments Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, a Delaware Investments Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of certain Delaware Investments Funds permit it to enter into forward foreign currency exchange contracts in order to hedge those Delaware Investments Funds' holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by a Delaware
Investments Fund. Payment of such interest equalization tax, if imposed, would reduce a Delaware Investments Fund's rate of return on its investment.
Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to a Delaware Investments Fund by United States corporations. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, (the "Code") and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts a Delaware Investments Fund may make or enter into will be subject to the special currency rules described above.

Foreign Currency Transactions
         Certain Delaware Investments Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

         Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Delaware Investments Fund will account for forward contracts by marking to market each day at daily exchange rates.

         When a Delaware Investments Fund enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund's assets denominated in such foreign currency, a Delaware Investments Fund's Custodian Bank or subcustodian will place cash or liquid high grade debt securities in a separate account of such Delaware Investments Fund in an amount not less than the value of such Delaware Investments Fund's total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of a Delaware Investments Fund's commitments with respect to such contracts.

Depositary Receipts
         Certain Delaware Investments Funds may make foreign investments through the purchase and sale of sponsored or unsponsored American Depositary Receipts ("ADRs") and European and Global Depositary Receipts ("Depositary Receipts"). ADRs are receipts typically issued by a U.S. bank or trust company, while Depositary Receipts are issued by a foreign bank or trust company. ADRs and Depositary Receipts evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs and Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs and Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs and Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR or Depositary Receipt.

Options
         Certain Delaware Investments Funds may write call options on a covered basis only, purchase call options, write secured put options and purchase put options, and will not engage in option writing strategies for speculative purposes.

         Certain Delaware Investments Funds may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Delaware Investments Fund's ability to effectively hedge its securities.

         Covered Call Writing -- Certain Delaware Investments Funds may write covered call options from time to time on such portion of its portfolio, without limit, as the investment manager determines is appropriate in seeking to obtain a Delaware Investments Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case an Delaware Investments Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Delaware Investments Fund of writing covered calls is that the Delaware Investments Fund receives additional income, in the form of a premium, which may offset any capital loss or decline in market value of the security. However, if the security rises in value, a Delaware Investments Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         With respect to both options on actual portfolio securities owned by an Delaware Investments Fund and options on stock indices, a Delaware Investments Fund may enter into closing purchase transactions. A closing purchase transaction is one in which a Delaware Investments Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable an Delaware Investments Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Delaware Investments Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, a Delaware Investments Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Delaware Investments Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.


         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.


         A Delaware Investments Fund will write call options only on a covered basis, which means that the Delaware Investments Fund will own the underlying security subject to the call option at all times during the option period. Unless a closing purchase transaction is effected, a Delaware Investments Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by an Delaware Investments Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         Purchasing Call Options--Certain Delaware Investments Funds may purchase call options to the extent that premiums paid by a Delaware Investments Fund do not aggregate more than 2% of that Delaware Investments Fund's total assets. When an

Delaware Investments Fund purchases a call option, in return for a premium paid by a Delaware Investments Fund to the writer of the option, such Delaware Investments Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Delaware Investments Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

         A Delaware Investments Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. A Delaware Investments Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Delaware Investments Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Delaware Investments Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that an Delaware Investments Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Delaware Investments Fund may expire without any value to the Delaware Investments Fund.

         Writing Put Options--A Delaware Investments Fund may also write put options on a secured basis which means that such Delaware Investments Fund will maintain in a segregated account with its custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by a Delaware Investments Fund. Secured put options will generally be written in circumstances where the investment manager wishes to purchase the underlying security for a Delaware Investments Fund's portfolio at a price lower than the current market price of the security. In such event, the Delaware Investments Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, a Delaware Investments Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. A Delaware Investments Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

         Purchasing Put Options--Certain Delaware Investments Funds may invest in put options. A Delaware Investments Fund will, at all times during which it holds a put option, own the security covered by such option.

         Certain Delaware Investments Funds may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Delaware Investments Fund to protect an unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, an Delaware Investments Fund will lose the value of the premium paid. A Delaware Investments Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         A Delaware Investments Fund may sell a put option purchased on individual portfolio securities or stock indices. Additionally, a Delaware Investments Fund may enter into closing sale transactions. A closing sale transaction is one in which a Delaware Investments Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         Over-the-Counter Options and Illiquid Securities -- Certain Delaware Investments Funds may deal in over-the-counter ("OTC") options. The Delaware Investments Funds understand the position of the staff of the SEC to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. Certain Delaware Investments Funds and their investment managers disagree with this position and have found the dealers with which they engage in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Delaware Investments Funds have adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse impact of such transactions upon the liquidity of the portfolio.

         As part of these procedures certain Delaware Investments Funds will engage in OTC options transactions only with primary dealers that have been specifically approved by the Board of Directors/Trustees, and the investment managers believe that the approved dealers should be agreeable and able to enter into closing transactions if necessary and, therefore, present minimal credit risks to a Delaware Investments Fund. A Delaware Investments Fund anticipates entering into written agreements with those dealers to whom such Delaware Investments Fund may sell OTC options, pursuant to which such Delaware Investments Fund would have the absolute right to repurchase the OTC options from such dealers at any time at a price determined pursuant to a formula set forth in certain no action letters published by the SEC staff. A Delaware Investments Fund will not engage in OTC options transactions if the amount invested by the Delaware Investments Fund in OTC options plus, with respect to OTC options written by the Delaware Investments Fund, the amounts required to be treated as illiquid pursuant to the terms of such letters (and the value of the assets used as cover with respect to OTC option sales which are not within the scope of such letters), plus the amount invested by the Delaware Investments Fund in illiquid securities, would exceed 15% of the Delaware Investments Fund's total assets. OTC options on securities other than U.S. government securities may not be within the scope of such letters and, accordingly, the amount invested by a Delaware Investments Fund in OTC options on such other securities and the value of the assets used as cover with respect to OTC option sales regarding such non-U.S. government securities will be treated as illiquid and subject to the limitation on a Delaware Investments Fund's net assets that may be invested in illiquid securities.

         Options on Foreign Currencies--Certain Delaware Investments Funds may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Delaware Investments Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Delaware Investments Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Delaware Investments Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to a Delaware Investments Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Delaware Investments Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         A Delaware Investments Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Delaware Investments Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Delaware Investments Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Delaware Investments Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and a Delaware Investments Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Delaware Investments Fund also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

         Certain Delaware Investments Funds intend to write covered call options on foreign currencies. A call option written on a foreign currency by an Delaware Investments Fund is "covered" if the Delaware Investments Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian
Bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Delaware Investments Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by a Delaware Investments Fund in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its Custodian Bank.

         With respect to writing put options, at the time the put is written, an Delaware Investments Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Delaware Investments Fund will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or a Delaware Investments Fund has purchased a closing put of the same series as the one previously written.

         In order to comply with the securities laws of one state, a Delaware Investments Fund will not write put or call options if the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold exceed 25% of the Delaware Investments Fund's net assets. Should state laws change or a Delaware Investments Fund receives a waiver of their application for, the Delaware Investments Funds reserve the right to increase this percentage.

         Options on Stock Indices--A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to a Delaware Investments Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, a Delaware Investments Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 (R) Composite Stock Price Index ("S&P 500") or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100 (R) Composite Stock Price Index ("S&P 100"). Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

         The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in an Delaware Investments Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Delaware Investments Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Since a Delaware Investments Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Delaware Investments Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument. Accordingly, successful use of options on stock indices will be subject to the investment manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Delaware Investments Fund's ability to effectively hedge its securities. A Delaware Investments Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         The Delaware Investments Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

Futures
         Certain Delaware Investments Funds may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Delaware Investments Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Delaware Investments Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at a Delaware Investments Fund's Custodian Bank. Thereafter, a "variation margin" may be paid by a Delaware Investments Fund to, or drawn by the Delaware Investments Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         In addition, when a Delaware Investments Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its Custodian Bank, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Delaware Investments Fund with respect to such futures contracts.

         Certain Delaware Investments Funds may enter into such futures contracts to protect against the adverse affects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, an Delaware Investments Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Delaware Investments Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Delaware Investments Fund would increase at approximately the same rate, thereby keeping the net asset value of such Delaware Investments Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Delaware Investments Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and such Delaware Investments Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when a Delaware Investments Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when an Delaware Investments Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Delaware Investments Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such Delaware Investments Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Delaware Investments Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which such Delaware Investments Fund intends to purchase.

         If a put or call option a Delaware Investments Fund has written is exercised, such Delaware Investments Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Delaware Investments Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, a Delaware Investments Fund will purchase a put option on a futures contract to hedge such Delaware Investments Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, an Delaware Investments Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Delaware Investments Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Delaware Investments Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Delaware Investments Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Delaware Investments Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, a Delaware Investments Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.


Futures Contracts and Options on Futures Contracts
         Certain Delaware Investments Funds may enter into futures contracts on stocks and stock indices, purchase and sell options on such futures, and enter into closing transactions with respect to those activities. A futures contract may be purchased and sold only on an exchange, known as a "contract market," designated by the Commodity Futures Trading Commission for the trading of such contract, and only through a registered futures commission merchant which is a member of such contract market. A commission must be paid on each completed purchase and sale transaction.

         When a Delaware Investments Fund enters into a futures transaction, it must deliver to the futures commission merchant selected an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at a Delaware Investments Fund's custodian bank. Thereafter, a "variation margin" may be paid by a Delaware Investments Fund to, or drawn by the Delaware Investments Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         Although futures contracts by their terms generally call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take, as the case may be, delivery of the securities or cash value of the index underlying the contractual obligations. At the time such transaction is effected, a final determination of variation margin is made and any loss experienced by a Delaware Investments Fund must be paid to the contract market clearing house while any profit due to the Delaware Investments Fund must be delivered to it.

         Positions taken in futures markets are not normally held to maturity, but instead liquidated through offsetting transactions which may result in a profit or a loss. While a Delaware Investments Fund's futures contracts on securities will usually be liquidated in this manner, the Delaware Investments Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to do so. The clearing house associated with the market on which futures on the securities are traded guarantees that, if still open, the sale or purchase will be performed on settlement date.

         A Delaware Investments Fund may enter into such futures contracts to protect against the adverse affects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Delaware Investments Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities in the portfolio owned by a Delaware Investments Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Delaware Investments Fund would increase at approximately the same rate, thereby keeping the net asset value of the Delaware Investments Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, an Delaware Investments Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Delaware Investments Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when a Delaware Investments Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Delaware Investments Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in such Delaware Investments Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Delaware Investments Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which such Delaware Investments Fund intends to purchase.

         Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         If a put or call option which a Delaware Investments Fund has written is exercised, such Delaware Investments Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Delaware Investments Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, a Delaware Investments Fund will purchase a put option on a futures contract to hedge such Delaware Investments Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, an Delaware Investments Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Delaware Investments Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, such Delaware Investments Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if a Delaware Investments Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Delaware Investments Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, a Delaware Investments Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Short Sales Against the Box
         Whereas a short sale is the sale of a security a Delaware Investments Fund does not own, a short sale is "against the box" if at all times during which the short position is open, such Delaware Investments Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sales against the box are typically used by sophisticated investors to defer recognition of capital gains or losses.

Forward Foreign Currency Exchange Contracts
         The Delaware Investments Funds' dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Delaware Investments Fund generally arising in connection with the purchase or sale of its portfolio securities and accruals of interest or dividends receivable and fund expenses. Position hedging is the sale of a foreign currency with respect to portfolio security positions denominated or quoted in that currency. A Delaware Investments Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of a forward contract) of securities held in its portfolio denominated or quoted in, or currently convertible into, such currency.

         When a Delaware Investments Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when an Delaware Investments Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, such Delaware Investments Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment as the case may be. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, a Delaware Investments Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Delaware Investments Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the securities of the Delaware Investments Fund denominated in such foreign currency.

         Certain Delaware Investments Funds may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by these Funds.

         In connection with purchases and sales of securities denominated in foreign currencies, a Delaware Investments Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The investment manager expects to enter into settlement hedges in the normal course of managing the Delaware Investments Funds' foreign investments. The Delaware Investments Funds could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the investment manager.

         Certain Delaware Investments Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Delaware Investments Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge (sometimes referred to as a "position hedge") would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Delaware Investments Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         Under certain conditions, SEC guidelines require mutual funds to set aside cash and appropriate liquid assets in a segregated custodian account to cover currency forward contracts. As required by SEC guidelines, certain Delaware Investments Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Delaware Investments Funds will not segregate assets to cover forward contracts, including settlement hedges, position hedges, and proxy hedges. Successful use of forward currency contracts will depend on the investment manager's skill in analyzing and predicting currency values. Forward contracts may substantially change a Delaware Investments Fund's investment exposure to changes in currency exchange rates, and could result in losses to a Delaware Investments Fund if currencies do not perform as the investment manager anticipates. For example, if a currency's value rose at a time when the investment manager had hedged an Delaware Investments Fund by selling that currency in exchange for dollars, the Delaware Investments Fund would be unable to participate in the currency's appreciation. If the investment manager hedges currency exposure through proxy hedges, a Delaware Investments Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the investment manager increases a Delaware Investments Fund's exposure to a foreign currency, and that currency's value declines, a Delaware Investments Fund will realize a loss. There is no assurance that the investment manager's use of forward currency contracts will be advantageous to the Delaware Investments Funds or that it will hedge at an appropriate time.

Foreign Currency Conversion
         Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies.

Thus, a dealer may offer to sell a foreign currency to a Delaware Investments Fund at one rate, while offering a lesser rate of exchange should such Delaware Investments Fund desire to resell that currency to the dealer.

In applying a Fund's fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) asset backed securities will be classified according to the underlying assets securing such securities, and (iv) investments in the Delaware Investments Funds will not be deemed to be investments in the "investment company" industry.

OTHER INVESTMENTS - DELAWARE S&P 500 INDEX FUND

U.S. Government Securities
         U.S. Government securities include U.S. Treasury bills, notes, and bonds and other obligations issued or guaranteed as to interest and principal by the U.S. Government and its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the U.S. Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

Repurchase Agreements
         The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, the Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Fund's sub-adviser considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

Reverse Repurchase Agreements
         The Fund may enter into reverse repurchase agreements under the circumstances. In substance, a reverse repurchase agreement is a borrowing for which the Fund provides securities as collateral. Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying securities.

Forward Commitments
         The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause the Fund to miss an advantageous price or yield. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

When-Issued Transactions
         The Fund may purchase securities on a when-issued basis. In these transactions, the Fund purchases securities with payment and delivery scheduled for a future time. Until settlement, the Fund segregates cash and marketable securities equal in value to its when-issued commitments. Between the trade and settlement dates, the Fund bears the risk of any fluctuation in the value of the securities. These transactions involve the additional risk that the other party may fail to complete the transaction and cause the Fund to miss a price or yield considered advantageous. The Fund will engage in when-issued transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. The Fund will invest no more than 25% of its net assets in when-issued securities.

Illiquid Securities
         The Fund will not invest more than 15% of its net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Variable Amount Master Demand Notes
         Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula.

Securities Lending
         The Fund may lend portfolio securities with a value of up to 33-1/3% of of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time. The Fund will receive cash or US Treasury bills, notes and bonds in an amount equal to at least 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus accrued interest. In a loan transaction, as compensation for lending its securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Fund's sub-adviser to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

Futures Contracts and Options on Futures
         For hedging purposes, including protecting the price or interest rate of a security that the Fund intends to buy, the Fund may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts.
          A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as US Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Fund is required to deposit an initial margin with its custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Fund will honor its futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

When trading futures contracts, the Fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

There are certain investment risks in using futures contracts and options as a hedging technique. Such risks may include: (1) the inability to close out a futures contract or option caused by the non-existence of a liquid secondary market; and (2) an imperfect correlation between price movements of the futures contracts or option with price movements of the portfolio securities or securities index subject to the hedge.

Options on Securities and Securities Indices
         The Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the Fund will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets. Further, the Fund will not write a put or call option or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund's total assets.

         The Fund may purchase or sell options on securities indices that are comprised of securities in which the Fund may directly invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

Cash Reserves
         For defensive purposes, the Fund may temporarily invest, without limitation, in high quality short-term fixed income securities. These securities include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits. When using this strategy, the weighted average maturity of securities held by the Fund will decline, and thereby possibly cause its yield to decline as well.

American Depository Receipts (ADRs)
         The Fund may invest in securities of foreign issuers in the form of ADRs and similar instruments, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs, in registered form, are designed for use in the US securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject. For purposes of the Fund's investment policies, the Fund's investments in ADRs and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

         Investment in securities of non-US issuers and securities involve investment risks that are different from those of US issuers, including: uncertain future political, diplomatic and economic developments; possible imposition of exchange controls or other governmental restrictions; less publicly available information; lack of uniform accounting, auditing and financial reporting standards, practices and requirements; lower trading volume, less liquidity and more volatility for securities; less government regulation of securities exchanges, brokers and listed companies; political or social instability; and the possibility of expropriation or confiscatory taxation, each of which could adversely affect investments in such securities. ADRs are subject to all of the above risks, except the imposition of exchange controls, and currency fluctuations during the settlement period.

Preferred Stocks
         Preferred stock, unlike common stock, generally confers a stated dividend rate payable from the corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, fixed, participating, auction rate or other. If interest rates rise, a fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline either absolutely or relative to alternative investments. Preferred stock may have mandatory sinking fund provisions, as well as provisions that allow the issuer to call or redeem the stock. The rights to payment of preferred stocks are generally subordinate to rights associated with a corporation's debt securities.

Equity Swaps
         Equity swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations, the portfolios will minimize this risk by entering into agreements only with counterparties that the Advisor deems creditworthy. The Fund's sub-adviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines.

Investment-Grade Bonds
         The Fund may invest in corporate notes and bonds which are rated investment-grade by a Nationally Recognized Statistical Rating Organization ("NRSRO") or, if unrated, are determined by the Fund's sub-adviser to be of comparable quality. Investment-grade securities include securities rated Baa3 by Moody's or BBB- by S&P (and securities of comparable quality), which securities have speculative characteristics.

Total Rate of Return Swaps
         The Fund may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. The Advisor will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines.

Debt Securities
         The Fund may also invest temporarily in investment grade debt securities for defensive purposes. The Fund may invest in convertible debt securities.

Purchase of Other Investment Company Funds
         To the extent permitted under the 1940 Act and exemptive rules and orders thereunder, the Fund may seek to achieve its investment objective by investing solely in the shares of other investment companies that have substantially similar investment objectives and policies.

Concentration
         In applying the Fund's fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

ACCOUNTING AND TAX ISSUES

         When a Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the section of the Fund's assets and liabilities as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund reports a realized gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the section of the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund sells the put option, it realizes a short-term or long-term capital gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. However, since the purchase of a put option is treated as a short sale for federal income tax purposes, the holding period of the underlying security will be affected by such a purchase.

         Options on Certain Stock Indices--Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

         Other Tax Requirements--Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets.

         In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

         (i) A Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets;

         (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

         (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

         The Code requires the Funds to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to a Fund) to you by December 31 of each year in order to avoid federal excise taxes. The Funds intend as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.


         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains.


         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, a Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. A Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         Investment in Foreign Currencies and Foreign Securities--The Funds are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Fund:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Fund.

         If a Fund's Section 988 losses exceed a Fund's other investment company taxable income during a taxable year, a Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

         The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require a Fund to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under a Fund's current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, a Fund will be required to record at fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of a Fund's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

         The Funds may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of a Fund at the end of its fiscal year are invested in securities of foreign corporations, a Fund may elect to pass-through to you your pro rata share of foreign taxes paid by a Fund. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by a Fund); and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by a Fund at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by a Fund). If a Fund elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If a Fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by a Fund. In this case, these taxes will be taken as a deduction by a Fund, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by a Fund. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from a Fund to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by a Fund. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040.

         Investment in Passive Foreign Investment Company securities--The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by a Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by a Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market a Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. A Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at a Fund level under the PFIC rules would generally be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by a Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Fund acquires shares in that corporation. While a Fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

         Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by a Fund, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce a Fund's income available for distribution to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

PERFORMANCE INFORMATION

         From time to time, each Fund may state its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year, or life-of-fund, periods, as applicable. Each Fund may also advertise aggregate and average total return information of its Classes over additional periods of time. In addition, each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

         In presenting performance information for Class A Shares, the Limited CDSC, or other CDSC, applicable only to certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectus for the Fund Classes for a description of the Limited CDSC, or other CDSC, and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                         n
                                 P(1 + T) = ERV

         Where:     P =    a hypothetical initial purchase order of $1,000 from
                           which, in the case of Class A Shares only, the maximum front-end sales charge is deducted;

                    T =    average annual total return;

                    n =    number of years; and

                  ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         Total return performance for each Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will reflect, as applicable, the maximum sales charge, or CDSC, paid with respect to the illustrated investment amount, but not any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representative of the results which may be realized from an investment in the Funds in the future.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         The performance of the Classes shown below, is the average annual total return quotations through September 30, 1999, computed as described above. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares. The average annual total return for the Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. The average annual total return for Class B and C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at September 30, 1999. The average annual total return for Class B and C Shares excluding deferred sales charge assumes the shares were not redeemed at September 30, 1999, and therefore does not reflect the deduction of a CDSC. Stock prices fluctuated during the periods covered and past results should not be considered as representative of future performance. Average annual total return is not shown for Delaware S&P 500 Index Fund since the Fund has not commenced operations as of the date of this Part B.


--------------------------------------------------------------------------------
Average Annual Returns(1)
--------------------------------------------------------------------------------
                             1 year ended       Period
                             9/30/99            12/31/97(2)
                                                through 9/30/99
--------------------------------------------------------------------------------
Income Portfolio
--------------------------------------------------------------------------------
A Class (at offer)
--------------------------------------------------------------------------------
A Class (at nav)
--------------------------------------------------------------------------------
B Class (including CDSC)
--------------------------------------------------------------------------------
B Class (excluding CDSC)
--------------------------------------------------------------------------------
C Class (including CDSC)
--------------------------------------------------------------------------------
C Class (excluding CDSC)
--------------------------------------------------------------------------------

Growth Portfolio
--------------------------------------------------------------------------------
A Class (at offer)
--------------------------------------------------------------------------------
A Class (at nav)
--------------------------------------------------------------------------------
B Class (including CDSC)
--------------------------------------------------------------------------------
B Class (excluding CDSC)
--------------------------------------------------------------------------------
C Class (including CDSC)
--------------------------------------------------------------------------------
C Class (excluding CDSC)
--------------------------------------------------------------------------------

Balanced Portfolio
--------------------------------------------------------------------------------
A Class (at offer)
--------------------------------------------------------------------------------
A Class (at nav)
--------------------------------------------------------------------------------
B Class (including CDSC)
--------------------------------------------------------------------------------
B Class (excluding CDSC)
--------------------------------------------------------------------------------
C Class (including CDSC)
--------------------------------------------------------------------------------
C Class (excluding CDSC)
--------------------------------------------------------------------------------

(1) Performance reflects expense limitations in effect during the periods.
(2) Date of commencement of operations.

         From time to time, a Fund may also quote each Class' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Class) may be compared to data prepared by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. or to the S&P 500 or the Dow Jones Industrial Average.

         Lipper maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The Russell 2000 Index TR is a total return weighted index which is comprised of 2,000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index and is calculated on a monthly basis. The NASDAQ Composite Index is a market capitalization price only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as National Market System traded foreign common stocks and American Depository Receipts. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

         In addition, the performance of multiple indices compiled and maintained by statistical research firms, such as Salomon Brothers and Lehman Brothers may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of a Fund. A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of a Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Education IRAs) and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

         The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

         The following table present examples, for purposes of illustration only, of cumulative total return performance for the Classes shown below through September 30, 1998. For these purposes, the calculations assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods. The performance does not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. Past performance is no guarantee of future results.

         Cumulative total return is not shown for Delaware S&P 500 Index Fund since the Fund has not commenced operations as of the date of this Part B.

-------------------------------------------------------------------------------------------------------------------------
Cumulative Total Returns(1)

-------------------------------------------------------------------------------------------------------------------------
                                    3 months        6 months        9 months ended    1 year ended     Period
                                    ended 9/30/99   ended 9/30/99   9/30/99           9/30/99          12/31/97(2)
                                                                                                       through 9/30/99
-------------------------------------------------------------------------------------------------------------------------
Income Portfolio
-------------------------------------------------------------------------------------------------------------------------
A Class (at offer)
-------------------------------------------------------------------------------------------------------------------------
A Class (at nav)
-------------------------------------------------------------------------------------------------------------------------
B Class (including CDSC)
-------------------------------------------------------------------------------------------------------------------------
B Class (excluding CDSC)
-------------------------------------------------------------------------------------------------------------------------
C Class (including CDSC)
-------------------------------------------------------------------------------------------------------------------------
C Class (excluding CDSC)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------
A Class (at offer)
-------------------------------------------------------------------------------------------------------------------------
A Class (at nav)
-------------------------------------------------------------------------------------------------------------------------
B Class (including CDSC)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
B Class (excluding CDSC)
-------------------------------------------------------------------------------------------------------------------------
C Class (including CDSC)
-------------------------------------------------------------------------------------------------------------------------
C Class (excluding CDSC)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio
-------------------------------------------------------------------------------------------------------------------------
A Class (at offer)
-------------------------------------------------------------------------------------------------------------------------
A Class (at nav)
-------------------------------------------------------------------------------------------------------------------------
B Class (including CDSC)
-------------------------------------------------------------------------------------------------------------------------
B Class (excluding CDSC)
-------------------------------------------------------------------------------------------------------------------------
C Class (including CDSC)
-------------------------------------------------------------------------------------------------------------------------
C Class (excluding CDSC)
-------------------------------------------------------------------------------------------------------------------------

(1) Performance reflects expense limitations in effect during the periods.
(2) Date of commencement of operations.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Trust and other mutual funds available from the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the investment disciplines employed in seeking the objectives of the Portfolios and the other funds in the Delaware Investments family. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Plan, Direct Deposit Purchase Plan and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Direct Deposit Purchase Plan, Automatic Investing Plan and Wealth Builder Option under Purchasing Shares - Investing by Electronic Fund Transfer for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of a Fund for the same time period.

                                                      Number
                         Investment  Price Per      of Shares
                           Amount      Share        Purchased

              Month 1      $100        $10.00            10
              Month 2      $100        $12.50             8
              Month 3      $100        $ 5.00            20
              Month 4      $100        $10.00            10
              -----------------------------------------------
                           $400        $37.50            48

         Total Amount Invested:  $400
         Total Number of Shares Purchased:  48
         Average Price Per Share:  $9.38 ($37.50/4)
         Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of the Funds or any stock or bond fund in the Delaware Investments family.

         Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING

         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Funds may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

         Each Fund selects banks, brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have banks, brokers or dealers execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, the Fund involved pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty. A number of trades are made on a net basis where the Funds either buy the securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

         During the period December 31, 1997 (date of initial public offering) through September 30, 1998 and the fiscal year ended September 30, 1999, the aggregate dollar amounts of brokerage commissions paid by the Funds were as follows:
                ------------------------------------------------------
                                         1997               1998
                ------------------------------------------------------
                Income Portfolio
                ------------------------------------------------------
                Balanced Portfolio
                ------------------------------------------------------
                Growth Portfolio
                ------------------------------------------------------

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making processes with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         During the fiscal year ended September 30, 1999, portfolio transactions in the following amounts, resulting in brokerage commissions of the following amounts, were directed to brokers for brokerage and research services provided.

                ------------------------------------------------------
                                                  1998
                ------------------------------------------------------
                                      Portfolio           Brokerage
                                     Transactions        Commissions
                ------------------------------------------------------
                Income Portfolio
                ------------------------------------------------------
                Balanced Portfolio
                ------------------------------------------------------
                Growth Portfolio
                ------------------------------------------------------

         As provided in the 1934 Act and the Funds' Asset Allocation Agreements higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Funds and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Conduct Rules of the NASD Regulation, Inc. (the "NASD"), and subject to seeking best execution, the Funds may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute portfolio transactions of the Funds.

Portfolio Turnover
         The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate. Given the Funds' investment objectives, their annual portfolio turnover rates are not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments held by a Fund at the beginning of the year were replaced by the end of the year. The degree of portfolio activity may affect taxes payable by the Funds' shareholders. To the extent a Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder or to the Fund at ordinary income tax rates. The turnover rates also may be affected by cash requirements from redemptions and repurchases of Fund shares.

         The portfolio turnover rate of the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

         During the fiscal period December 31, 1997 (date of initial public offering) through September 30, 1998 and the fiscal year ended September 30, 1999, portfolio turnover of the Funds were as follows:

                ------------------------------------------------------
                                         1997*              1998
                ------------------------------------------------------
                Income Portfolio          81%
                ------------------------------------------------------
                Balanced Portfolio        73%
                ------------------------------------------------------
                Growth Portfolio          77%
                ------------------------------------------------------
*Annualized

PURCHASING SHARES

         The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Foundation Funds or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Investments fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Foundation Funds will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. Foundation Funds reserves the right to reject any order for the purchase of its shares of a Fund if in the opinion of management such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. A Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         A Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, a Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

         The NASD has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Foundation Funds and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. Class A Shares are subject to 12b-1 Plan expenses for the life of the investment. See the table in the Fund Classes' Prospectus.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed within two years of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.


         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.


         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses.

         Consultant Class Shares of Delaware S&P 500 Index Fund are purchased at net asset value without the imposition of a front-end or contingent deferred sales charge. Consultant Class Shares are subject to 12b-1 Plan expenses for the life of the investment.

         See Plans Under Rule 12b-1 for the Fund Classes and Consultant Class under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares, Institutional Class shares or Consultant Class Shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Foundation Funds for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
         The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

         The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares and 12b-1 Plan expenses applicable to Consultant Class Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Fund Classes.

         Dividends, if any, paid on each Class of a Fund will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that each Class will bear the amount of

12b-1 Plan expenses payable under its respective 12b-1 Plan. See Determining Offering Price and Net Asset Value.

Class A Shares
         Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
         As described in the Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the Fund. See Automatic Conversion of Class B Shares below. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B

Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of the Fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of the Fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of the Fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

Plans Under Rule 12b-1 for the Fund Classes and Consultant Class
         Pursuant to Rule 12b-1 under the 1940 Act, Foundation Funds has adopted a separate plan for each of Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares (the "Plans"). Each Plan permits the Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of Institutional Class Shares. Shareholders of Institutional Classes may not vote on matters affecting the Plans.

         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, a Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Foundation Funds. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         The maximum aggregate fee payable by the Fund under the Plans, and the Fund's Distribution Agreement, is on an annual basis, up to 0.30% of average daily net assets of each of Class A Shares and Consultant Class Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. Foundation Funds's Board of Trustees may reduce these amounts at any time.

         Pursuant to Board action, the maximum aggregate fee payable by Class A Shares and Consultant Class is 0.25%. While this describes the current basis for calculating the fees which will be payable under the Class A Shares Plans, such Plans permit a full 0.30% on all Class A Shares' assets to be paid at any time following appropriate Board approval.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreement, as amended, have all been approved by the Board of Trustees of Foundation Funds, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of Foundation Funds and who have no direct or indirect financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

         Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreement, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those trustees who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of Foundation Funds having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of Foundation Funds must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

         The following table sets for 12b-1 payments for the fiscal year ended September 30, 1999.

----------------------------------------------------------------------------------------------------------------------------------
                           Income Portfolio                   Balanced Portfolio                      Growth Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Advertising        Class A     Class B      Class C     Class A      Class B     Class C      Class A     Class B     Class C
----------------------------------------------------------------------------------------------------------------------------------
Annual/Semi-Annual
Reports
----------------------------------------------------------------------------------------------------------------------------------
Broker Trails
----------------------------------------------------------------------------------------------------------------------------------
Broker Sales
Charges
----------------------------------------------------------------------------------------------------------------------------------
Dealer Service
Expenses
----------------------------------------------------------------------------------------------------------------------------------
Interest on
Broker Sales
Charges
----------------------------------------------------------------------------------------------------------------------------------
Commissions to
Wholesalers
----------------------------------------------------------------------------------------------------------------------------------
Promotional-Broker
Meetings
----------------------------------------------------------------------------------------------------------------------------------
Promotional-Other
----------------------------------------------------------------------------------------------------------------------------------
Prospectus
Printing
----------------------------------------------------------------------------------------------------------------------------------
Telephone
----------------------------------------------------------------------------------------------------------------------------------
Wholesaler
Expenses
----------------------------------------------------------------------------------------------------------------------------------
Other
----------------------------------------------------------------------------------------------------------------------------------
Total
----------------------------------------------------------------------------------------------------------------------------------

Other Payments to Dealers - Class A Shares, Class B Shares and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

Special Purchase Features - Class A Shares


Buying Class A Shares at Net Asset Value

         Class A Shares of a Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Investments family, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as the Fund may reasonably require to establish eligibility for purchase at net asset value. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of the Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. (formerly known as Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of a fund in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or
(ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented in writing to Retirement Financial Services, Inc. that it has the requisite number of employees and received written confirmation back from Retirement Financial Services, Inc. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

         Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to the Fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         Foundation Funds must be notified in advance that the trade qualifies for purchase at net asset value.

Allied Plans
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares. See Combined Purchases Privilege, below.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Foundation Funds which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Fund and of any class of any of the other mutual funds in Delaware Investments (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter. For purposes of satisfying an investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of a Fund and the corresponding classes of shares of other funds in the Delaware Investments family which offer such shares may be aggregated with Class A Shares of the Fund and the corresponding class of shares of the other funds in the Delaware Investments family.

         Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Fund and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of a Fund, as well as shares of any other class of any of the other Delaware Investments funds (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of Delaware Investment Advisers, the Manager's affiliate, or any of the Manager's other affiliates in a stable value account may be combined with other Delaware Investments fund holdings.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation

         In determining the availability of the reduced front-end sales charge with respect to the Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other Delaware Investments funds which offer such classes (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $10,000 and subsequently purchases $40,000 at offering price of additional shares of Class A Shares, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares and Class B Shares of the Fund (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

         A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax adviser be consulted with respect to such transactions.

         Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

Group Investment Plans
         Group Investment Plans which are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

         The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from the Fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Institutional Class
         The Institutional Class of the Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

         Shares of the Institutional Class are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

Consultant Class

                  Shares of the Consultant Class of Delaware S&P 500 Index Fund are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge but are subject to Rule 12b-1 expenses.


INVESTMENT PLANS

Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders of Class A, B, C and Consultant Class Shares in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Class at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Family of Funds
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments, including the Fund, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to the Fund in which the investor does not then have an account will be treated like all other initial purchases of the Fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of the Fund, provided an account has been established. Dividends from Class A Shares and Consultant Class may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.

         Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in the Fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares of the Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.

         Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment in Class A Shares, Class B Shares or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.
                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to the Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Foundation Funds for proper instructions.

MoneyLine (SM) On Demand
         You or your investment dealer may request purchases of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Redemption and Exchange for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Class.

Asset Planner
         To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Funds and Consultant Class Shares of Delaware S&P 500 Index Fund may be used in the same Strategy with class A shares and consultant class shares that are offered by certain other Delaware Investments funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number.

         Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes

         An investment in the Funds may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) Defined Contribution Plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

         Among the retirement plans that Delaware Investments offers, Class B Shares are available only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Class, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares and Class C Shares.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA Disclosures
         The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs
         An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $30,000 ($50,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $50,000 and $60,000, and for single individuals with incomes between $30,000 and $40,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.

         Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

Conduit (Rollover) IRAs
         Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.

         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

         (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (2) Substantially equal installment payments for a period certain of 10 or more years;

         (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (5) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
         For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $2,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

         Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion is done prior to January 1, 1999, then the income from the conversion can be included in income ratably over a four-year period beginning with the year of conversion.

Education IRAs
         For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

         This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

         Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher education expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

         A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of the Fund.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Simplified Employee Pension Plan ("SEP/IRA")

         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes are available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus for the Fund Classes.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table the Prospectus for the Fund Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectus for the Fund Classes.

SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
         A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or certain other authorized persons. See Distribution and Service under Asset Allocation Agreements. Orders for purchases of Class B Shares, Class C Shares, Institutional Class Shares and Consultant Class Shares are effected at the net asset value per share next calculated after receipt of the order by the Fund in which shares are being purchased, its agent or certain other authorized persons. Selling dealers have the responsibility of transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in each Fund's financial statements and is incorporated by reference into Part B.

         Each Fund's net asset value per share is computed by adding the value of all the securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities listed or traded on a national securities exchange, except for bonds, are valued at the last sale price on the exchange upon which such securities are primarily traded. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign currencies and the prices of foreign securities denominated in foreign currencies are translated to U.S. Dollars based on rates in effect as of 12 p.m. Eastern time. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If no quotations are available, all other securities and assets are valued at fair value as determined in good faith and in a method approved by the Board of Trustees.

         Each Class of each Fund will bear, pro-rata, all of the common expenses of its respective Fund. The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in that Fund represented by the value of shares of such Classes, except that the Institutional Class will not incur any of the expenses under the Trust's 12b-1 Plans and Class A Shares, Class B Shares and Class C Shares of each Fund alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of a Fund will vary.

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See the Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. Holders of Class A, B, C and Consultant Class Shares may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Holders of Institutional Class Shares may request a redemption or an exchange by calling a Client Services Representative at 800-510-4015. A Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         In addition to redemption of Fund shares, the Distributor, acting as agent of the Fund, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the Fund, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. Each Fund and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by a Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         A Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date.

You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, a Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Foundation Funds has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares are subject to a CDSC of: (i) 5% if shares are redeemed within one year of purchase; (ii) 4% if shares are redeemed during the second year after purchase (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; and (v) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes and the Consultant Class, there is currently a $7.50 bank wiring cost, neither the Fund nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to

Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

Written Redemption
         You can write to your Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, a Fund requires a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). A Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. A Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares, Institutional Class and Consultant Class Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
         You may also write to your Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares, Institutional Class Shares or Consultant Class Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. A Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes and the Consultant Class are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.


Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank that is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. First Union National Bank's fee (currently $7.50) will be deducted from Fund Class and Consultant Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each Fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine (SM) On Demand
         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions. See MoneyLine (SM) On Demand under Investment Plans.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), a Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. Each Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of such Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Delaware Decatur Equity Income Fund, (2) Delaware Growth and Income Fund, (3) Delaware Small Cap Value Fund, (4) Delaware Limited-Term Government Fund, (5) Delaware Trend Fund, (6) Delaware Cash Reserve Fund, (7) Delaware Delchester Fund and (8) Delaware Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although a Fund does not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in the Fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See Waiver of Contingent Deferred Sales Charges, below.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. A Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

         The Systematic Withdrawal Plan is not available for the Institutional Classes. Shareholders should consult with their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
         For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waivers of Contingent Deferred Sales Charges

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA;
(vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; (viii) distributions form an account if the redemption results from a death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; and (ix) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to

Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

                                      * * *

         In addition, the CDSC will be waived on Class A Shares, Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

         The Income and Balanced Portfolio will normally make payments from net investment income, if any, on a quarterly basis. The Growth Portfolio will normally make payments from net investment income, if any, on a annual basis. The S&P 500 Index Fund will normally make payments from net investment income, if am\ny, on a quarterly basis. Payments from net realized securities profits of a Fund, if any, will normally be distributed annually in the quarter following the close of the fiscal year.

         Each Class of shares of a Fund will share proportionately in the investment income and expenses of that Fund, except that Class A Shares, Class B Shares, Class C Shares and Consultant Class alone will incur distribution fees under their respective 12b-1 Plans.

         Dividends are automatically reinvested in additional shares of the same Class of the respective Fund at net asset value, unless, in the case of shareholders of the Fund Classes, an election to receive dividends in cash has been made. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above.

         Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.


TAXES

         Dividends from investment income and short-term capital gains distributions are treated by shareholders as ordinary income for federal income tax purposes. Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates described below. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Persons not subject to tax will not be required to pay taxes on distributions. Each Fund is treated as a single tax entity and capital gains for each Fund will be calculated separately.

         A portion of each Fund's dividends may qualify for the dividends-received deduction for corporations provided in the federal income tax law. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to a Fund's shareholders, and cannot exceed the gross amount of dividends received by a Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Under the 1997 Act, the amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by a Fund were debt-financed or held by a Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Advice as to the tax status of each year's dividends and distributions, when paid, will be mailed annually. For the fiscal year ended September 30, 1999, [none] of the Funds' dividends from net investment income qualified for the dividends-received deduction.

         Under the 1997 Act, as revised by the 1998 Act and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, a Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

         "Long-term capital gains": gains on securities sold after December 31, 1997 and held for more than 12 months as capital assets in the hands of the holders are taxed at the 20% rate when distributed to shareholders (8% for individual investors in the 15% bracket).

         "Short-term capital gains": gains on securities sold by the Fund that do not meet the long-term holding period are considered short-term capital gains and are taxed as ordinary income.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified five-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified five-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than five years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified five-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five-year holding period.

         If you redeem some or all of your shares in a Fund, and then reinvest the sales proceeds in such Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. The IRS will require you to report gain or loss on the redemption of your original shares in a Fund. In doing so, all or a portion of the sales charge that you paid for your original shares in the Fund will be excluded from your tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.

         Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, each Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets. In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

         (i) Each Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of a Fund's total assets, and, with respect to 50% of a Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of a Fund's total assets;

         (ii) Each Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

         (iii) Each Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

         The Code requires each Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to a Fund) to shareholders by December 31 of each year in order to avoid federal excise taxes. Each Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by shareholders as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains or when the offsetting position is sold.

         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, a Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. Each Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         Investment in Foreign Currencies and Foreign Securities--Each Fund is authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to a
Fund:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by such Fund.

         If a Fund's Section 988 losses exceed such Fund's other investment company taxable income during a taxable year, a Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

         The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require a Fund to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under a Fund's current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, a Fund will be required to record at fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of a Fund's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

         Each Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of a Fund at the end of its fiscal year are invested in securities of foreign corporations, such Fund may elect to pass-through to you your pro rata share of foreign taxes paid by such Fund. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by a Fund); and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by a Fund at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by such Fund). If a Fund elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If a Fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by such Fund. In this case, these taxes will be taken as a deduction by a Fund, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by a Fund. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from a Fund to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by a Fund. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040. You should note that this simplified procedure will not be available until calendar year 1998.

         Investment in Passive Foreign Investment Company Securities--Each Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, such Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by that Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by a Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, such Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market a Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. A Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules would generally be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by such Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after the Fund acquires shares in that corporation. While a Fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

         Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by a Fund, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce a Fund's income available for distribution to you, and may cause some or all of such Fund's previously distributed income to be classified as a return of capital.

         Shareholders will be notified annually by the Trust as to the federal income tax status of dividends and distributions paid by their Fund.

         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. Because shareholders' state and local taxes may be different than the federal taxes described above, shareholders should consult their own tax advisers.

         See also Other Tax Requirements under Accounting and Tax Issues in this Part B.

INVESTMENT MANAGEMENT AGREEMENT

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Funds, subject to the supervision and direction of the Trust's Board of Trustees.

         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On September 30, 1999, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $00 billion in assets in the various institutional or separately managed (approximately $00,000,000,000) and investment company (approximately $00,000,000,000) accounts.

         The Investment Management Agreement for Income Portfolio and Balanced Portfolio is dated April 1, 1999 and was approved by shareholders on March 17, 1999. The Investment Management Agreement for Growth Portfolio is dated April 15, 1999 and was approved by shareholders on April 13, 1999. The Investment Management Agreement for Delaware S&P 500 Index Fund is dated December 27, 1999 and was approved by the initial shareholder on __________. The Agreements have an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the trustees of the Trust or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

         The Manager is paid an annual a fee equal to 0.25% (currently waived to 0.10%) of average daily net assets of each of the Income Portfolio, Balanced Portfolio and Growth Portfolio.

         The Manager is paid an annual a fee equal to _____% of average daily net assets of the Delaware S&P 500 Index Fund.

         On September 30, 1999, the total net assets of the Balanced Fund, Growth Fund and Income Fund were $0,000,000, $0,000,000, and $000,000, respectively. Investment management fees incurred, paid and waived for the fiscal period December 31, 1997 through September 30, 1998 and for the fiscal year ended September 30, 1999 with respect to the Income, Balanced and Growth
Portfolios:

                                           1997                  1998

Balanced Portfolio                      $623 earned
                                         $-0- paid
                                        $623 waived

Growth Portfolio                        $522 earned
                                         $-0- paid
                                        $522 waived

Income Portfolio                        $244 earned
                                         $-0- paid
                                        $244 waived


         Under the general supervision of the Board of Directors, the Manager makes all investment decisions which are implemented by the Funds. The Manager pays the salaries of all directors, officers and employees who are affiliated with both the Manager and the Funds.

         Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, the Funds are responsible for all of their own expenses. Among others, these include a Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

         The Manager has elected voluntarily to waive that portion, if any, of the annual Investment Management Fees payable by the Income, Balanced and Growth Portfolio and to pay each Funds' expenses to the extent necessary to ensure that the "Total Operating Expenses" of the such Funds do not exceed 0.55% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and applicable 12b-1 expenses) through June 30, 1999. The Manager has contracted to waive that portion, if any, of the annual Asset Allocation Fees payable by such Funds and to pay the Funds' expenses to the extent necessary to ensure that the "Total Operating Expenses" of the Funds do not exceed 0.55% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and applicable 12b-1 expenses) through September 30, 2000.

         State Street Global Advisors, Two International Place, Boston, MA 02110, serves as Sub-Adviser to Delaware S&P 500 Index Fund. As sub-adviser, State Street is responsible for day-to-day management of the Fund's assets. State Street currently manages large institutional accounts and collective investment funds. As of September 30, 1999, State Street had assets of $____________ under management. For its services to the Fund, the Manager will pay State Street an annual fee equal to _______.

Distribution and Service
         The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of each Fund's shares under separate Distribution Agreements. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Funds on behalf of their respective Class A Shares, Class B Shares, Class C Shares and Consultant Class Shares under their 12b-1 Plans. The Distributor is an indirect, wholly owned subsidiary of DMH, Inc.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Funds' shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Funds have authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND TRUSTEES

         The business and affairs of the Trust are managed under the direction of its Board of Trustees.

         Certain officers and directors of the Trust hold identical positions in each of the other funds in the Delaware Investments family. On November 30, 1999, the Trust's officers and trustees owned [less than 1%] of the outstanding shares of each Class of each Fund.

         As of November 30, 1999, management believes the following accounts held 5% or more of the outstanding shares of a Class of the Funds. With the exception of DMC Profit Sharing Plans, the Funds have no knowledge of beneficial ownership.

Class                    Name of Address of Account                         Share Amount             Percentage
-----                    --------------------------                         ------------             ----------
Income Portfolio         Shiawassee Community TCH CU MPPP
Class A Shares           Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

                         Profit Sharing Plan for Richard Scott
                         For the Benefit of Richard Scott
                         P.O. Box 80845 - College Station
                         Fairbanks, AK 99708

                         Pension Plan for Richard Scott
                         For the Benefit of Richard Scott
                         P.O. Box 80845 - College Station
                         Fairbanks, AK 99708

                         Florence Wiseman
                         904 East King Street
                         Owosso, MI 48867

                         Waltz Brothers 401(k) Plan
                         Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

                         Anna M. Garber
                         92 Strasburg Pike
                         Lancaster, PA 17602

                         Blast, Inc. 401(k) Plan
                         Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

Class                    Name of Address of Account                         Share Amount             Percentage
-----                    --------------------------                         ------------             ----------

                         J. Mark Waltz
                         1833 West Crescent
                         Park Ridge, IL 60068

                         Cappy E. Sumler
                         1510 East 81st
                         Kansas, MO 64131

                         Kay Prezzato
                         400 Gilbert Street
                         Owosso, MI 48867

Income Portfolio         R. James Benninghoff
Class B Shares           5601 Cold Water Road
                         Fort Wayne, IN 46825

                         Arden L. Nicholls, TTEE
                         Arden L. Nicholls Family Trust
                         195 East Edgehill Drive
                         Providence, UT 84332

                         The SIMPLE IRA Account of
                         Roberts Photography, Inc.
                         Amy L. Roberts
                         1414 Lakeland Cv.
                         Fort Wayne, IN 46825

                         The Roth IRA of Philip R. Bader
                         1184 West Sutton Road
                         Metamora, MI 48455

                         The Roth IRA of Susan C. Bader
                         1184 West Sutton Road
                         Metamora, MI 48455

Income Portfolio         M. Pauline Wissler
Class C Shares           227 Millwood Road
                         Lancaster, PA 17602

                         H. Dale Zimmerman
                         Norma J. Zimmerman JT WROS
                         775 Stone Hill Road
                         Shoemakersville, PA 19555

Class                    Name of Address of Account                         Share Amount             Percentage
-----                    --------------------------                         ------------             ----------

                         Ruby D. Miller
                         6451 County Road
                         Millersburg, OH 44654

                         DMTC Custodian for the IRA of
                         Amos A. Bricker
                         2754 Mount Pleasant Road
                         Mount Joy, PA 17552

Income Portfolio         Delaware Management Business Trust
Institutional Class      Attn: Joseph Hastings
                         1818 Market Street, Ste. 1600
                         Philadelphia, PA 19103

Balanced Portfolio       John J. Hoober 401(k) Plan
Class A Shares           Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

                         Glenn A. Shively and
                         Deborah Z. Shively, JT WROS
                         1401 Le Boutillier Road
                         Malvern, PA 19355

                         Shiawassee Community TCH CU MPPP
                         Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

                         David L. Martin
                         c/o John J. Hoober, Inc.
                         Box 39
                         3216 Mill Lane
                         Gordonville, PA 17529

                         Blast, Inc. 401(k) Plan
                         Attn: Retirement Plans
                         1818 Marker Street
                         Philadelphia, PA 19103

                         Jeffrey D. Martin
                         c/o John J. Hoober, Inc.
                         Box 39
                         3216 Mill Lane
                         Gordonville, PA 17529

Class                    Name of Address of Account                         Share Amount             Percentage
-----                    --------------------------                         ------------             ----------

                         NFSC/FMTC IRA
                         For the Benefit of Jan B. Buckingham
                         1102 Glenwood Avenue
                         Nashville, TN 37204

Balanced Portfolio       Sarah A. Anthony
Class B Shares           RR 3 Box 137
                         Kunkletown, PA 18058

                         Attn: Mutual Funds
                         BHC Securities, Inc.
                         One Commerce Square
                         2005 Market Street - Ste. 1200
                         Philadelphia, PA 19103

                         DMTC For the Rollover IRA of
                         Dewey H. Moon
                         2832 Fannie Thompson Road
                         Monroe, GA 30656

                         DMTC Custodian for the IRA of
                         Alfred R. Kroening
                         304 East Arlington Street
                         Bangor, MI 49013

                         Nancy J. Boyle and
                         William W. Boyle, JT WROS
                         1355 Mohawk Drive
                         Port Charlotte, FL 33952

Balanced Portfolio       Diabetes Foundation of Rhode Island, Inc.
Class C Shares           1007 Waterman Avenue
                         East Providence, RI 02914

                         Elaine J. Avery
                         1789 East 91st Street
                         Brooklyn, NY 11236

                         DMTC For the Rollover IRA of
                         Joan F. Sylvander
                         1757 East 26th Street
                         Brooklyn, NY 11229

                         DMTC For the Rollover IRA of
                         Catherine A. Horch
                         133 Henry St. - Apt. 8
                         Brooklyn, NY 11201

Class                    Name of Address of Account                         Share Amount             Percentage
-----                    --------------------------                         ------------             ----------

                         DMTC For the Rollover IRA of
                         Josephine Benfatti
                         2017 Kimball Street
                         Brooklyn, NY 11234

                         Paul K. Graybill and
                         Grace H. GraybilL, TEN ENT
                         4 Bomberger Road
                         Lititz, PA 17543

Balanced Portfolio       Delaware Management Business Trust
Institutional Class      Attn: Joseph Hastings
                         1818 Market Street - Ste. 1600
                         Philadelphia, PA 19103

Growth Portfolio         Ecko Tool & Die, Inc. 401(k) Plan
Class A Shares           Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

                         Angelheart Designs, Inc. 401(k) Plan
                         Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

                         Blast, Inc. 401(k) Plan
                         Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

                         DMTC Profit Sharing Plan for
                         Richard Scott
                         For the Benefit of Richard Scott
                         P.O. Box 80845 - College Station
                         Fairbanks, AK 99708

                         B&S Cable 401(k) Plan
                         Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

                         DMTC Pension Plan for
                         Richard Scott
                         For the Benefit of Richard Scott
                         P.O. Box 80845 - College Station
                         Fairbanks, AK 99708

Class                    Name of Address of Account                         Share Amount             Percentage
-----                    --------------------------                         ------------             ----------

                         Philip J. Lowe
                         2946 Donelson Road
                         Jamestown, NY 14750

                         Resources Trust Company, Custodian
                         For the Benefit of Allan Karson
                         Allan Karson Assoc., Inc.
                         P.O. Box 5900
                         Denver, CO 80217

                         Waltz Bros. 401(k) Plan
                         Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

                         Mark A. Peterson
                         3087 Donelson Road
                         Jamestown, NY 14701

Growth Portfolio         DMTC For the Rollover IRA of
Class B Shares           Louis E. Meador
                         1301 Camden Place
                         Lawrenceville, GA 30043

                         NFSC/FMTC IRA For the Benefit of
                         Joseph Morten Elkins
                         10602 Gray Fox Way
                         Savannah, GA 31406

                         Carolyn W. Shay
                         9 North Marsh Road
                         Savannah, GA 31406

                         Jonathan A. Carver and
                         Charles D. Carver, Sr., JT WROS
                         151 Amberidge Drive NW
                         Cartersville, GA 30120

                         DMTC Custodian for IRA of
                         Charlotte K. Sebacher
                         5 Meadow Way
                         Sharpsburg, GA 30277

Growth Portfolio         Richard K. Morford
Class C Shares           1109 Tall Pines Court
                         Petoskey, MI 49770

Class                    Name of Address of Account                         Share Amount             Percentage
-----                    --------------------------                         ------------             ----------

                         Shore Line Construction, Inc. 401(k) Plan
                         Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

                         GenFed Federal Credit Union 401(k) Plan
                         Attn: Retirement Plans
                         1818 Market Street
                         Philadelphia, PA 19103

                         Judy A. Martinelli
                         328 Barberry Lane
                         Peachtree City, GA 30269

         DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Certain officers and trustees of the Trust hold identical positions in each of the other funds in the Delaware Investments family. Trustees and principal officers of the Trust are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is One Commerce Square, Philadelphia, PA 19103.

-----------------------------------------------------------------------------------------------------------------

*Wayne A. Stork (62)          Chairman and Trustee and/or Director of Foundation Funds and each of the other 32 investment companies in the Delaware Investments family.

                              Chairman and Director of Delaware Management Holdings, Inc.

                              Director of Delaware International Advisers Ltd.

                              Prior to January 1, 1999, Mr. Stork was Chairman and Trustee and/or Director of
                              the Fund and each of the other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.; Chairman, President, Chief
                              Executive Officer and Director of DMH Corp., Delaware Distributors, Inc. and
                              Founders Holdings, Inc.; Chairman, President, Chief Executive Officer, Chief
                              Investment Officer and Director/Trustee of Delaware Management Company, Inc. and
                              Delaware Management Business Trust; Chairman, President, Chief Executive Officer
                              and Chief Investment Officer of Delaware Management Company (a series of
                              Delaware Management Business Trust); Chairman, Chief Executive Officer and Chief
                              Investment Officer of Delaware Investment Advisers (a series of Delaware
                              Management Business Trust); Chairman, Chief Executive Officer and Director of
                              Delaware International Advisers Ltd., Delaware International Holdings Ltd. and
                              Delaware Management Holdings, Inc.; President and Chief Executive Officer of
                              Delvoy, Inc.; Chairman of Delaware Distributors, L.P.; Director of Delaware
                              Service Company, Inc. and Retirement Financial Services, Inc.

                              In addition, during the five years prior to January 1, 1999, Mr. Stork has served in various executive capacities at different times within Delaware
                              Investments.

_____________
*Trustee affiliated with the Foundation Funds' investment manager and considered an "interested person" as defined in the 1940 Act.

-----------------------------------------------------------------------------------------------------------------

*David K. Downes (59)         President, Chief Executive Officer, Chief Operating Officer and Chief Financial
                              Officer and Trustee and/or Director of Foundation Funds and each of the other 32 investment companies in the Delaware Investments family.

                              President and Director of Delaware Management Company, Inc.

                              President, Chairman, Chief Executive Officer and Director of Delaware Service
                              Company, Inc. and Delaware Capital Management, Inc.

                              President, Chief Operating Officer, Chief Financial Officer and Director of
                              Delaware International Holdings Ltd.

                              President of Delaware Management Company (a series of Delaware Management
                              Business Trust).

                              Chairman and Director of Delaware Management Trust Company and Retirement
                              Financial Services, Inc.

                              Executive Vice President, Chief Operating Officer, Chief Financial Officer of
                              Delaware Management Holdings, Inc., Founders CBO Corporation, Delaware
                              Investment Advisers (a series of Delaware Management Business Trust) and
                              Delaware Distributors, L.P.

                              Executive Vice President, Chief Financial Officer, Chief Administrative Officer
                              and Trustee of Delaware Management Business Trust

                              Executive Vice President, Chief Operating Officer, Chief Financial Officer and
                              Director of DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and
                              Delvoy, Inc.

                              Director of Delaware International Advisers Ltd.

                              During the past five years, Mr. Downes has served in various executive capacities at different times within Delaware Investments.

_____________
*Trustee affiliated with Foundation Funds' investment manager and considered an "interested person" as defined in the 1940 Act.

-----------------------------------------------------------------------------------------------------------------

Richard G. Unruh, Jr. (59)    Executive Vice President and Chief Investment Officer, Equities of Foundation
                              Funds, each of the other 32 investment companies in the Delaware Investments family and Delaware Management Company (a series of Delaware Management Business
                              Trust).

                              Executive Vice President and Trustee of Delaware Management Business Trust

                              Executive Vice President of Delaware Management Holdings, Inc. and Delaware
                              Capital Management, Inc.

                              Executive Vice President/Chief Investment Officer, Equities and Director of
                              Delaware Management Company, Inc.

                              Chief Executive Officer/Chief Investment Officer, Equities of Delaware
                              Investment Advisers (a series of Delaware Management Business Trust)

                              Director of Delaware International Advisers Ltd.

                              During the past five years, Mr. Unruh has served in various executive capacities at different times within Delaware Investments.
-----------------------------------------------------------------------------------------------------------------
H. Thomas McMeekin (46)       Executive Vice President and Chief Investment Officer, Fixed Income of
                              Foundation Funds and each of the other 32 investment companies in the Delaware
                              Investments family.

                              Director of Delaware Management Holdings, Inc. and Founders CBO Corporation.

                              Executive Vice President and Director of Founders Holdings, Inc.

                              Executive Vice President of Delaware Management Business Trust, Delaware
                              Management Company (a series of Delaware Management Business Trust) and Delaware
                              Capital Management, Inc.

                              From 1987 to 1999, Mr. McMeekin was employed in various executive capacities by
                              Lincoln Investment Management, Inc.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

Richard J. Flannery (41)      Executive Vice President and General Counsel of Foundation Funds and each of the other 32 investment companies in the Delaware Investments family

                              Executive Vice President and General Counsel of Delaware Management Holdings,
                              Inc., Delaware Distributors, L.P., Delaware Management Company (a series of
                              Delaware Management Business Trust), Delaware Investment Advisers (a series of
                              Delaware Management Business Trust) and Founders CBO Corporation

                              Executive Vice President/General Counsel and Director and/or Trustee of Delaware
                              Management Trust Company, DMH Corp., Delaware Management Company, Inc., Delaware
                              Capital Management, Inc., Delaware Distributors, Inc., Delaware International
                              Advisers Ltd., Delaware International Holdings Ltd., Founders Holdings, Inc.,
                              Delvoy, Inc., Delaware Service Company, Inc., Delaware Management Business Trust
                              and Retirement Financial Services, Inc.

                              Director of Delaware International Advisers Ltd.

                              Director, HYPPCO Finance Company Ltd.

                              During the past five years, Mr. Flannery has served in various executive capacities at different times within Delaware Investments organization.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

Walter P. Babich (71)         Trustee and/or Director of Foundation Funds and each of the other 32 investment companies in the Delaware Investments family

                              460 North Gulph Road, King of Prussia, PA 19406

                              Board Chairman, Citadel Constructors, Inc.

                              From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to
                              1991, he was a partner of I&L Investors.
-----------------------------------------------------------------------------------------------------------------
John H. Durham (62)           Trustee and/or Director of Foundation Funds and 18 other investment companies in the Delaware Investments family.

                              Partner, Complete Care Services.

                              Mr. Durham served as Chairman of the Board of each fund in the Delaware
                              Investments family from 1986 to 1991; President of each fund from 1977 to 1990;
                              and Chief Executive Officer of each fund from 1984 to 1990. Prior to 1992, with respect to Delaware Management Holdings, Inc., Delaware Management Company,
                              Delaware Distributors, Inc. and Delaware Service Company, Inc., Mr. Durham
                              served as a director and in various executive capacities at different times.
-----------------------------------------------------------------------------------------------------------------
Anthony D. Knerr (60)         Trustee and/or Director of Foundation Funds and each of the 32 other investment companies in the Delaware Investments family

                              500 Fifth Avenue, New York, NY 10110

                              Founder and Managing Director, Anthony Knerr & Associates

                              From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer
                              of Columbia University, New York. From 1987 to 1989, he was also a lecturer in
                              English at the University. In addition, Mr. Knerr was Chairman of The Publishing
                              Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing
                              Group, Inc. in 1988.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

Ann R. Leven (58)             Trustee and/or Director of Foundation Funds and each of the other 32 other investment companies in the Delaware Investments family

                              785 Park Avenue, New York, NY 10021

                              Treasurer, National Gallery of Art

                              From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the
                              Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct
                              Professor of Columbia Business School.
-----------------------------------------------------------------------------------------------------------------
Thomas F. Madison (63)        Trustee and/or Director of Foundation Funds and each of the other 32 investment companies in the Delaware Investments family

                              200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

                              President and Chief Executive Officer, MLM Partners, Inc.

                              Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc.
                              since 1996. From February to September 1994, Mr. Madison served as Vice
                              Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and
                              from 1988 to 1993, he was President of U.S. WEST Communications--Markets.
-----------------------------------------------------------------------------------------------------------------
Charles E. Peck (73)          Trustee and/or Director of Foundation Funds and each of the other 32 investment companies in the Delaware Investments family

                              P.O. Box 1102, Columbia, MD 21044

                              Secretary/Treasurer, Enterprise Homes, Inc. From 1981 to 1990, Mr. Peck was
                              Chairman and Chief Executive Officer of The Ryland Group, Inc., Columbia, MD.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

Jan L. Yeomans (50)           Trustee and/or Director of Foundation Funds and each of the other 32 investment companies in the Delaware Investments family.

                              Building 220-13W-37, St. Paul, MN 55144

                              Vice President and Treasurer, 3M Corporation.

                              From 1987-1994, Ms. Yeomans was Director of Benefit Funds and Financial Markets
                              for the 3M Corporation; Manager of Benefit Fund Investments for the 3M
                              Corporation, 1985-1987; Manager of Pension Funds for the 3M Corporation,
                              1983-1985; Consultant--Investment Technology Group of Chase Econometrics,
                              1982-1983; Consultant for Data Resources, 1980-1982; Programmer for the Federal
                              Reserve Bank of Chicago, 1970-1974.
-----------------------------------------------------------------------------------------------------------------
Eric E. Miller (45)           Senior Vice President/Deputy General Counsel and Secretary of Foundation Funds
                              and each of the other 32 investment companies in the Delaware Investments family.

                              Senior Vice President/Deputy General Counsel and Assistant Secretary of Delaware
                              Management Holdings, Inc., DMH Corp., Delvoy, Inc., Delaware Management Company,
                              Inc., Delaware Management Business Trust, Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Service Company, Inc., Delaware
                              Capital Management, Inc., Retirement Financial Services, Inc., Delaware
                              Distributors, Inc., Delaware Distributors, L.P. and Founders Holdings, Inc.

                              During the past five years, Mr. Miller has served in various executive capacities at different times within the Delaware organization.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

Joseph H. Hastings (49)       Senior Vice President/Corporate Controller of Foundation Funds and each of the other 32 investment companies in the Delaware Investments family and Delaware
                              Investment Advisers (a series of Delaware Management Business Trust).

                              Senior Vice President/Corporate Controller and Treasurer of Delaware Management
                              Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware
                              Management Company (a series of Delaware Management Business Trust), Delaware
                              Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                              Delaware Capital Management, Inc., Delaware International Holdings Ltd., Delvoy,
                              Inc., Delaware Management Business Trust and Founders Holdings, Inc.

                              Chief Financial Officer/Treasurer of Retirement Financial Services, Inc.

                              Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                              Management Trust Company

                              Senior Vice President/Assistant Treasurer of Founders CBO Corporation

                              During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

Michael P. Bishof (37)        Senior Vice President and Treasurer of Foundation Funds and each of the other 32 investment companies in the Delaware Investments family and Founders Holdings,
                              Inc.

                              Senior Vice President/Investment Accounting of Delaware Management Company,
                              Inc., Delaware Management Company (a series of Delaware Management Business
                              Trust), Delaware Service Company, Inc., and Delaware Capital Management, Inc.

                              Senior Vice President and Treasurer/Manager, Investment Accounting of Delaware
                              Distributors, L.P. and Delaware Investment Advisers (a series of Delaware
                              Management Business Trust)

                              Senior Vice President and Assistant Treasurer of Founders CBO Corporation

                              Senior Vice President and Manager of Investment Accounting of Delaware
                              International Holdings Ltd.

                              Before joining Delaware Investments in 1995, Mr. Bishof was a Vice President for
                              Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First
                              Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant
                              Vice President for Equitable Capital Management Corporation, New York, NY from
                              1987 to 1993.
-----------------------------------------------------------------------------------------------------------------
J. Paul Dokas (39)            Vice President/Portfolio Manager of Foundation Funds and each of the other 32 investment companies in the Delaware Investments family, Delaware Management
                              Company, Inc., Delaware Management Company (a series of Delaware Management
                              Business Trust) and Delaware Investment Advisers (a series of Delaware
                              Management Business Trust).

                              Before joining Delaware Investments in 1997, Mr. Dokas was a Director of Trust
                              Investments for Bell Atlantic Corporation in Philadelphia, where he held various positions from 1985 to 1997.
-----------------------------------------------------------------------------------------------------------------

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation expected to be received from the Trust during its fiscal year and the total compensation expected to be received from all investment companies in the Delaware Investments family for which he or she serves as a director or trustee during the Trust's fiscal year and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of September 30, 1999. Only the independent trustees of the Trust receive compensation from the Trust.

-----------------------------------------------------------------------------------------------------------------------

                                                        Pension or                                Total Compensation
                                                    Retirement Benefits                           from the Investment
                                  Aggregate               Accrued            Estimated Annual        Companies in
                              Compensation from         as Part of               Benefits              Delaware
Name(3)                       Foundation Funds         Fund Expenses        Upon Retirement(1)      Investments(2)
-----------------------------------------------------------------------------------------------------------------------
Walter P. Babich                                            None                $38,000
-----------------------------------------------------------------------------------------------------------------------
John H. Durham                                              None                $31,180
-----------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr                                            None                $38,000
-----------------------------------------------------------------------------------------------------------------------
Ann R. Leven                                                None                $38,000
-----------------------------------------------------------------------------------------------------------------------
Thomas F. Madison                                           None                $38,000
-----------------------------------------------------------------------------------------------------------------------
Charles E. Peck                                             None                $38,000
-----------------------------------------------------------------------------------------------------------------------
Jan L. Yeomans(4)                                           None                $38,000
-----------------------------------------------------------------------------------------------------------------------

(1) Under the terms of the Delaware Group Retirement Plan for Trustees/Directors, each disinterested trustee/director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a trustee/director for a period equal to the lesser of the number of years that such person served as a trustee/director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible trustee/director retired as of June 30, 1999, he or she would be entitled to annual payments totaling the amount noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as trustee/director, based on the number of investment companies in the Delaware Investments family as of that date.
(2) Each independent trustee/director (other than John H. Durham) currently receives a total annual retainer fee of $38,000 for serving as a trustee/director for all 33 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John H. Durham currently receives a total annual retainer fee of $31,180 for serving as a trustee/director for 19 investment companies in Delaware Investments, plus $1,810 for each Board Meeting attended. Ann R. Leven, Charles E. Peck, Anthony D. Knerr and Thomas F. Madison serve on the Fund's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.
(3) W. Thacher Longstreth served as an independent trustee of Foundation Funds during its last fiscal year for the period July 1, 1998 through March 17, 1999, the date on which he retired. For this period, Mr. Longstreth received $1,583 from Foundation Funds and $47,631 for all investment companies in the Delaware Investments family.
(4) Jan L. Yeomans joined the Boards of all investment companies in the Delaware Investments family in March 1999 for some funds and in April 1999 for other funds.

GENERAL INFORMATION

         Foundation Funds, which was organized as a Delaware Business Trust on October 24, 1997, is an open-end management investment company. Delaware Foundation Funds Income Portfolio, Delaware Foundation Funds Balanced Portfolio and Delaware Foundation Funds Growth Portfolio are nondiversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Delaware S&P 500 Index Fund is diversified as defined by the 1940 Act.

         The Manager is the investment manager of the Funds. The Manager also provides investment management services to certain of the other funds available from the Delaware Investments family. An affiliate of the Manager also manages private investment accounts. While investment decisions of the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.

         Delaware or Delaware International also manages the investment options for Delaware-Lincoln Choice Plus and Delaware Medallion (SM) III Variable Annuities. Choice Plus is issued and distributed by Lincoln National Life Insurance Company. Choice Plus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Choice Plus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., in Appendix A.

         Access persons and advisory persons of the funds in the Delaware Investments family, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager or its affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions by certain covered persons in certain securities may only be closed-out at a profit after a 60-day holding period has elapsed; and; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for each Fund and for the other mutual funds in the Delaware Investments family. The Distributor received net commissions from each Fund on behalf of Class A Shares, after reallowances to dealers, as follow:

                               Balanced Portfolio

                                      Total
                                    Amount of      Amounts          Net
                                  Underwriting    Reallowed      Commission to
         Fiscal Period             Commission    to Dealers   the Distributor
         -------------            ------------   -----------  ----------------
         12/31/97 - 9/30/98         $18,454        $15,121         $3,333

                                Growth Portfolio

                                      Total
                                    Amount of      Amounts          Net
                                  Underwriting    Reallowed      Commission to
         Fiscal Period             Commission    to Dealers   the Distributor
         -------------            ------------   -----------  ----------------
         12/31/97-9/30/98           $7,704         $6,391          $1,313

                                Income Portfolio

                                      Total
                                    Amount of      Amounts          Net
                                  Underwriting    Reallowed      Commission to
         Fiscal Period             Commission    to Dealers   the Distributor
         -------------            ------------   -----------  ----------------
         12/31/97-9/30/98           $1,047          $855            $192

         The Distributor received in the aggregate Limited CDSC or other CDSC payments with respect to Class A Shares, Class B Shares and Class C Shares as follows:

                               Balanced Portfolio

                              Class A Shares    Class B Shares    Class C Shares
         Fiscal Period                 Limited CDSC PaymentsCDSC Payments
         CDSC Payments

         12/31/97-9/30/98          $-0-              $-0-              $-0-

                                Growth Portfolio

                              Class A Shares    Class B Shares    Class C Shares
         Fiscal Period                 Limited CDSC PaymentsCDSC Payments
         CDSC Payments

         12/31/97-9/30/98          $-0-              $438              $19

                                Income Portfolio

                              Class A Shares    Class B Shares    Class C Shares
         Fiscal Period                 Limited CDSC PaymentsCDSC Payments
         CDSC Payments

         12/31/97-9/30/98          $-0-              $-0-              $-0-

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Trust and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent also provides accounting services to the Funds. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Funds, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the names "Delaware Group" and "Foundation Funds." Under certain circumstances, including the termination of the Trust's advisory relationships with the Manager or its distribution relationships with the Distributor, the Manager and its affiliates could cause the Trust to delete the words "Delaware Group" and "Foundation Funds" from the Trust's name.

         The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of each Fund's securities and cash. As custodian for a Fund, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Capitalization
         The Trust currently offers three portfolios of shares. Each Fund currently offers four classes of shares and has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. All shares have equal voting rights, except as noted below, no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         Class A Shares, Class B Shares, Class C Shares and Institutional Class represent a proportionate interest in the assets of each Fund of the Trust and have the same voting and other rights and preferences, except that shares of Institutional Classes may not vote on matters affecting the Funds' Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, shareholders of Class B Shares must be given a vote on any material increase in the 12b-1 fees payable by Class A Shares under the Plans for the Funds. General expenses of each Fund will be allocated on a pro-rata basis to the Classes according to asset size, except that expenses of the 12b-1 Plans of Class A Shares, Class B Shares and Class C Shares will be allocated solely to those classes.

Noncumulative Voting
         The Trust's shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Trust voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Delaware Group Foundation Funds (the "Trust") and, in its capacity as such, audits the annual financial statements of Foundation Funds. Income Portfolio's, Balanced Portfolio's and Growth Portfolio's Statements of Net Assets, Statements of Assets and Liabilities, Statements of Operations, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended September 30, 1999 are included in the Trust's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part
B. Delaware S&P 500 Index Fund has not commenced operations as of the date of this Part B.

APPENDIX A--INVESTMENT OBJECTIVES OF THE FUNDS IN THE DELAWARE INVESTMENTS
FAMILY

         Following is a summary of the investment objectives of the funds in the Delaware Investments family:

         Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the investment adviser believes have the potential for above average dividend increases over time.

         Delaware Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         Delaware DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Delaware Decatur Equity Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Delaware Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Delaware Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds

         Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

         Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

        REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital. Delaware Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Delaware Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital.

         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Delaware Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Delaware Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Delaware Growth Portfolio seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

         Delaware International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Delaware Global Equity Fund seeks to achieve long-term total return by investing in global securities that provide the potential for capital appreciation and income. Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

          Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Delaware Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. Delaware New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

          Delaware Group Premium Fund, Inc. offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. Growth and Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Balanced Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing primarily in small-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry. Aggressive Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies which the manager believes have the potential for high earnings growth.

         Delaware U.S. Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The

                                      -122

Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Delaware Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Delaware Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in the Portfolio's prospectus(es).

                                     PART C

                                Other Information
                                -----------------


Item 23. Exhibits

         (a)     Declaration of Trust.
                 ---------------------
         (1) Declaration of Trust incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

         (b)     By-Laws.
                 --------
                 (1) By-Laws incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October
                          24, 1997.

         (c)     Copies of All Instruments Defining the Rights of Holders.
                 ---------------------------------------------------------
                 (1)      Declaration of Trust. Declaration of
                          Trust (October 1997) incorporated into
                          this filing by reference to the initial
                          registration statement on Form N-1A
                          filed on October 24, 1997.

                 (2)      By-Laws. By-Laws incorporated into this
                          filing by reference to the initial
                          registration statement on Form N-1A
                          filed on October 24, 1997.

         (d)     Investment Management Agreements.
                 ---------------------------------
                 (1) Executed Investment Management Agreement (April 1, 1999) between Delaware
                          Management Company and the Registrant on behalf of the Delaware Balanced
                          Portfolio and Delaware Income Portfolio
                          attached as Exhibit.

                 (2)      Executed Amendment No. 1 to the
                          Investment Management Agreement (April
                          15, 1999) between Delaware Management
                          Company and the Registrant adding the
                          Delaware Growth Portfolio to the
                          Investment Management Agreement dated
                          April 1, 1999 attached as Exhibit.

                 (3)      Form of Asset Allocation Agreement
                          (1998) between Delaware Management
                          Company and the Registrant on behalf of
                          The Asset Allocation Portfolio
                          incorporated into this filing by
                          reference to Post-Effective Amendment
                          No. 2 filed on June 17, 1998.

                 (4)      Form of Amendment No. 2 to the
                          Investment Management Agreement (1999)
                          between Delaware Management Company and
                          the Registrant adding the Delaware S&P
                          500 Index Fund to the Investment
                          Management Agreement dated April 1, 1999 attached as Exhibit.

                 (5)      Form of Sub-Advisory Agreement (1999)
                          between Delaware Management Company and
                          on behalf of the Delaware S&P 500 Index
                          Fund attached as Exhibit.

         (e)     (1)      Distribution Agreements.

                 (i) Executed Distribution Agreement (December 18, 1997) between Delaware Distributors, L.P. and the Registrant on behalf of the Delaware Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                 (ii) Executed Distribution Agreement (December 18, 1997) between Delaware Distributors, L.P. and the Registrant on behalf of the Delaware Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                 (iii) Executed Distribution Agreement (December 18, 1997) between Delaware Distributors, L.P. and the Registrant on behalf of the Delaware Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                 (iv) Form of Distribution Agreement (1998) between Delaware Distributors, L.P. and the Registrant on behalf of The Asset Allocation Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 2 filed on June 17, 1998.

                 (v) Form of Distribution Agreement (1999) between Delaware Distributors, L.P. and the Registrant on behalf of Delaware S&P 500 Index Fund attached as Exhibit.

                 (2) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                 (3) Dealer's Agreement. Dealer's Agreement (as amended November 1995) (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                 (4) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

         (f)     Inapplicable.

         (g)     Custodian Agreement.
                 --------------------

                 (1) Custodian Agreement (Module) with The Chase Manhattan Bank incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                          (i)      Letter to add the Delaware
                                   Income Portfolio, the Delaware
                                   Balanced Portfolio and the
                                   Growth Portfolio to the
                                   Custodian Agreement with The
                                   Chase Manhattan Bank
                                   incorporated into this filing
                                   by reference to Post-Effective
                                   Amendment No. 4 filed on
                                   November 30, 1998.

                          (ii)     Form of Letter to add The Asset
                                   Allocation Portfolio to the
                                   Custodian Agreement with The
                                   Chase Manhattan Bank
                                   incorporated into this filing
                                   by reference to Post-Effective
                                   Amendment No. 2 filed on June
                                   17, 1998.

                          (iii)    Form of Letter to add Delaware
                                   S&P 500 Index Fund to the
                                   Custodian Agreement with The
                                   Chase Manhattan Bank attached
                                   as Exhibit.

         (h)      Other Material Contracts.

                 (1)      Shareholders Services Agrements.

                          (i)      Executed Shareholders Services
                                   Agreement (December 18, 1997)
                                   between Delaware Service
                                   Company, Inc. and the
                                   Registrant on behalf of the
                                   Delaware Income Portfolio,
                                   Balanced Portfolio and Delaware
                                   Growth Portfolio incorporated
                                   into this filing by reference
                                   to Pre-Effective Amendment No.
                                   1 filed on December 30, 1997.

                          (ii)     Form of Shareholder Services
                                   Agreement (1998) between
                                   Delaware Service Company, Inc.
                                   and the Registrant on behalf of
                                   The Asset Allocation Portfolio
                                   incorporated into this filing
                                   by reference to Post-Effective
                                   Amendment No. 2 filed on June
                                   17, 1998.

                          (iii)    Form of Shareholder Services
                                   Agreement (1999) between
                                   Delaware Service Company, Inc.
                                   and the Registrant on behalf of
                                   Delaware S&P 500 Index Fund
                                   attached as Exhibit.

                 (2) Executed Fund Accounting Agreement (Module) (August 19, 1996) with Delaware Service Company, Inc. incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997 and Post-Effective Amendment No. 6 filed on January 21, 1999.

         (i) Opinion of Counsel. Incorporated into this filing by reference to Post Effective Amendment No. 4 filed November 30, 1998.

         (j)      Consent of Auditors. To be filed by Amendment.

         (k)      Inapplicable.

         (l) Subscription Agreement. Incorporated into this filing by reference to Post-Effective Amendment No. 2 filed January 21, 1998.

         (m)      Plans under Rule 12b-1.

                 (1) Executed Plan under Rule 12b-1 for Class A of Delaware Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                 (2) Executed Plan under Rule 12b-1 for Class B of Delaware Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                 (3) Executed Plan under Rule 12b-1 for Class C of Delaware Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30,1997.

                 (4) Executed Plan under Rule 12b-1 for Class A of Delaware Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                 (5) Executed Plan under Rule 12b-1 for Class B of Delaware Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                 (6) Executed Plan under Rule 12b-1 for Class C of Delaware Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                 (7) Executed Plan under Rule 12b-1 for Class A of Delaware Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                 (8) Executed Plan under Rule 12b-1 for Class B of Delaware Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                 (9) Executed Plan under Rule 12b-1 for Class C of Delaware Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                 (10) Form of Plan under Rule 12b-1 for Class A of Delaware S&P 500 Index Fund attached as Exhibit.

                 (11) Form of Plan under Rule 12b-1 for Class B of Delaware S&P 500 Index Fund attached as Exhibit.

                 (12) Form of Plan under Rule 12b-1 for Class C of Delaware S&P 500 Index Fund attached as Exhibit.

                 (13) Form of Plan under Rule 12b-1 for the Consultant Class of Delaware S&P 500 Index Fund attached as Exhibit.

         (n) Plan Under Rule 18f-3. Incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                  (1) Amended Appendix A to Plan under Rule 18f-3 incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                  (2) Form of Amended Appendix A to Plan under Rule 18-3 attached as Exhibit.

         (p)      Other: Trustees' Power of Attorney. Attached as Exhibit.

Item 24.   Persons Controlled by or under Common Control with Registrant.
           None.

Item 25. Indemnification. Incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

Item 26.   Business and Other Connections of Investment Adviser.

         (a) Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Funds, Inc., Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

         The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

------------------------------- -------------------------------------------------------------------------------------------
Name and Principal Business     Positions and Offices with Delaware Management Company and its affiliates and other
Address*                        Positions and Offices Held
------------------------------- -------------------------------------------------------------------------------------------
David K. Downes                 President of Delaware Management Company (a series of Delaware Management Business
                                Trust); Executive Vice President, Chief Operating Officer and Chief Financial Officer of
                                Delaware Management Holdings, Inc.; Executive Vice President, Chief Operating Officer,
                                Chief Financial Officer and Director of DMH Corp.;  Executive Vice President, Chief
                                Operating Officer, Chief Financial Officer and Director of Delvoy, Inc.; President and
                                Director of Delaware Management Company, Inc.; Executive Vice President, Chief Operating
                                Officer, Chief Financial Officer and Trustee of Delaware Management Business Trust;
                                Executive Vice President, Chief Operating Officer and Chief Financial Officer of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Chairman,
                                President, Chief Executive Officer and Director of Delaware Service Company, Inc.;
                                President, Chief Executive Officer and Director of Delaware Capital Management, Inc.;
                                Chairman and Director of Retirement Financial Services, Inc.;  Chairman and Director of
                                Delaware Management Trust Company; Executive Vice President, Chief Operating Officer,
                                Chief Financial Officer and Director of Delaware Distributors, Inc.; Executive Vice
                                President, Chief Operating Officer and Chief Financial Officer of Delaware Distributors,
                                L.P.; President, Chief Operating Officer, Chief Financial Officer and Director of
                                Delaware International Holdings Ltd.; Director of Delaware International Advisers Ltd.;
                                Executive Vice President, Chief Operating Officer, Chief Financial Officer and Director
                                of Founders Holdings, Inc.; Executive Vice President, Chief Operating Officer and Chief
                                Financial Officer of Founders CBO Corporation; President, Chief Executive Officer, Chief
                                Operating Officer, Chief Financial Officer and Trustee/Director of each fund in the
                                Delaware Investments family.

                                Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place,
                                Newtown Square, PA
------------------------------- -------------------------------------------------------------------------------------------

------------------------------- -------------------------------------------------------------------------------------------
Name and Principal Business     Positions and Offices with Delaware Management Company and its affiliates and other
Address*                        Positions and Offices Held
------------------------------- -------------------------------------------------------------------------------------------
Richard J. Flannery             Executive Vice President and General Counsel of Delaware Management Company (a series of
                                Delaware Management Business Trust); Executive Vice President and General Counsel of
                                Delaware Management Holdings, Inc.; Executive Vice President, General Counsel and
                                Director of DMH Corp.; Executive Vice President, General Counsel and Director of Delvoy,
                                Inc.; Executive Vice President, General Counsel and Director of Delaware Management
                                Company, Inc.; Executive Vice President, General Counsel and Trustee of Delaware
                                Management Business Trust; Executive Vice President and General Counsel of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Executive Vice
                                President, General Counsel and Director of Delaware Service Company, Inc.; Executive Vice
                                President, General Counsel and Director of Delaware Capital Management, Inc.; Executive
                                Vice President, General Counsel and Director of Retirement Financial Services, Inc.;
                                Executive Vice President, General Counsel and Director of Delaware Management Trust
                                Company; Executive Vice President, General Counsel and Director of Delaware Distributors,
                                Inc.; Executive Vice President and General Counsel of Delaware Distributors, L.P.;
                                Executive Vice President, General Counsel and Director of Delaware International Holdings
                                Ltd.; Director of Delaware International Advisers Ltd.; Executive Vice President, General
                                Counsel and Director of Founders Holdings, Inc.; Executive Vice President and General
                                Counsel of Founders CBO Corporation; Executive Vice President and General Counsel of each fund in the Delaware Investments family.

                                Director, HYPPCO Finance Company Ltd.

                                Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd.,
                                Elverton, PA
------------------------------- -------------------------------------------------------------------------------------------

Richard G. Unruh                Executive Vice President, Chief Investment Officer/ DMC Equity of Delaware Management
                                Company (a series of Delaware Management Business Trust); Executive Vice President of
                                Delaware Management Holdings, Inc.; Executive Vice President and Trustee of Delaware
                                Management Business Trust; Chief Executive Office, Chief Investment Officer/DIA Equity of
                                Delaware Investment Advisers (a series of Delaware Management Business Trust; Executive
                                Vice President of Delaware Capital Management, Inc.; Director of Delaware Investment
                                Advisers Ltd.; Executive Vice President, Chief Investment Officer/Equity of each fund in the Delaware Investments family.

                                Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989,
                                2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee,
                                AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of
                                Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA
------------------------------- -------------------------------------------------------------------------------------------

H. Thomas McMeekin(1)           Executive Vice President of Delaware Management Business Trust; Executive Vice
                                President/Chief Investment Officer DMC-Fixed Income of Delaware Management Company (a
                                series of Delaware Management Business Trust); Executive Vice President of Delaware
                                Capital Management, Inc.; Executive Vice President and Director of Delaware Management
                                Holdings, Inc.; Executive Vice President and Chief Investment Officer, Fixed Income of
                                each Fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

William E. Dodge(2)             Executive Vice President of Delaware Management Company (a series of Delaware Management
                                Trust Company); Executive Vice President of Delaware Management Business Trust; President
                                of Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------- -------------------------------------------------------------------------------------------

Douglas L. Anderson             Senior Vice President/Operations of Delaware Management Company (a series of Delaware
                                Management Business Trust; Senior Vice President/Operations of Delaware Service Company,
                                Inc.; Senior Vice President/Operations of Retirement Financial Services, Inc.; Senior Vice
                                President/Operations of Delaware Management Trust Company.
------------------------------- -------------------------------------------------------------------------------------------

Robert J. DiBraccio             Senior Vice President/Head of Equity Trading of Delaware Management Company (a series of
                                Delaware Management Business Trust); Senior Vice President/Head of Equity Trading of
                                Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice
                                President/Head of Equity Trading of Delaware Capital Management, Inc.
------------------------------- -------------------------------------------------------------------------------------------

------------------------------- -------------------------------------------------------------------------------------------
Name and Principal Business     Positions and Offices with Delaware Management Company and its affiliates and other
Address*                        Positions and Offices Held
------------------------------- -------------------------------------------------------------------------------------------
John B. Fields                  Senior Vice President/Senior Portfolio Manager of Delaware Management Company  (a series of Delaware Management Business Trust); Trustee of Delaware Management Business Trust;
                                Senior Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice President/Senior Portfolio Manager of
                                Delaware Capital Management, Inc.; Senior Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Susan L. Hanson                 Senior Vice President/Global Marketing and Client Services of Delaware Management
                                Company  (a series of Delaware Management Business Trust); Senior Vice President/Global
                                Marketing and Client Services of Delaware Investment Advisers (a series of Delaware
                                Management Business Trust)
------------------------------- -------------------------------------------------------------------------------------------

Joseph H. Hastings              Senior Vice President/Treasurer/Corporate Controller of  Delaware Management Company  (a
                                series of Delaware Management Business Trust); Senior Vice President/Treasurer/Corporate
                                Controller of Delaware Management Holdings, Inc.; Senior Vice
                                President/Treasurer/Corporate Controller of DMH Corp; Senior Vice
                                President/Treasurer/Corporate Controller of Delvoy, Inc.; Senior Vice
                                President/Treasurer/Corporate Controller of Delaware Management Company, Inc.; Senior
                                Vice President/Treasurer/Corporate Controller of Delaware Management Business Trust;
                                Senior Vice President/Treasurer/Corporate Controller of Delaware Service Company, Inc.;
                                Senior Vice President/Treasurer/Corporate Controller of Delaware Capital Management,
                                Inc.; Senior Vice President/Treasurer/Corporate Controller of Retirement Financial
                                Services, Inc.; Executive Vice President/Corporate Controller/Treasurer of Delaware
                                Management Trust Company; Senior Vice President/Treasurer/Corporate Controller of
                                Delaware Distributors, L.P.; Senior Vice President/Treasurer/Corporate Controller of
                                Delaware International Holdings; Senior Vice President/Treasurer/Corporate Controller of
                                Founders Holdings, Inc.; Senior Vice President/ Assistant Treasurer Founders CBO
                                Corporation; Senior Vice President/Corporate Controller of each fund in the Delaware
                                Investments family
------------------------------- -------------------------------------------------------------------------------------------

Joanne O. Hutcheson             Senior Vice President/Human Resources of  Delaware Management Company  (a series of
                                Delaware Management Business Trust); Senior Vice President/Human Resources of  Delaware
                                Management Holdings, Inc.; Senior Vice President/Human Resources of  DMH Corp.; Senior
                                Vice President/Human Resources of  Delvoy, Inc.; Senior Vice President/Human Resources
                                of  Delaware Management Company, Inc.; Senior Vice President/Human Resources of  Delaware
                                Management Business Trust; Senior Vice President/Human Resources of  Delaware Investment
                                Advisers (a series of Delaware Management Business Trust); Senior Vice President/Human
                                Resources of  Delaware Service Company, Inc.; Senior Vice President/Human Resources of
                                Delaware Capital Management, Inc.; Senior Vice President/Human Resources of  Delaware
                                Retirement Financial Services, Inc.; Senior Vice President/Human Resources of  Delaware
                                Management Trust Company; Senior Vice President/Human Resources of  Delaware
                                Distributors, Inc.; Senior Vice President/Human Resources of  Delaware Distributors,
                                L.P.; Senior Vice President/Human Resources of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Richelle S. Maestro             Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware
                                Management Company (a series of Delaware Management Business Trust); Senior Vice
                                President, Assistant Secretary and Deputy General Counsel of Delaware Management
                                Holdings, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of
                                DMH Corp.; Senior Vice President, Assistant Secretary and Deputy General Counsel of
                                Delaware Management Business Trust; Senior Vice President, Assistant Secretary and Deputy
                                General Counsel of Delaware Investment Advisers (a series of Delaware Management Business
                                Trust); Senior Vice President, Assistant Secretary and Deputy General Counsel of
                                Retirement Financial Services, Inc.; Senior Vice President, Assistant Secretary and
                                Deputy General Counsel of Delaware Distributors, Inc.; Senior Vice President, Assistant
                                Secretary and Deputy General Counsel of Delaware Distributors, L.P.; Senior Vice
                                President, Secretary and Deputy General Counsel of Delaware Management Trust Company;
                                Senior Vice President, Secretary and Deputy General Counsel of Delaware International
                                Holdings Ltd.; Senior Vice President, Secretary and Deputy General Counsel of Delvoy,
                                Inc.; Senior Vice President, Secretary and Deputy General Counsel of Delaware Management
                                Company, Inc.; Senior Vice President, Secretary and Deputy General Counsel of Delaware
                                Service Company, Inc.; Senior Vice President, Secretary and Deputy General Counsel of
                                Delaware Capital Management, Inc.; Secretary of Founders CBO Corporation; Senior Vice
                                President, Assistant Secretary and Deputy General Counsel of Founders Holdings, Inc.;
                                Senior Vice President, Assistant Secretary and Deputy General Counsel of each fund in the
                                Delaware Investments family.

                                General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA.
------------------------------- -------------------------------------------------------------------------------------------

------------------------------- -------------------------------------------------------------------------------------------
Name and Principal Business     Positions and Offices with Delaware Management Company and its affiliates and other
Address*                        Positions and Offices Held
------------------------------- -------------------------------------------------------------------------------------------
Eric E. Miller                  Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware
                                Management Company (a series of Delaware Management Business Trust); Senior Vice
                                President, Assistant Secretary and Deputy General Counsel of Delaware Management
                                Holdings, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of
                                DMH Corp.; Senior Vice President, Assistant Secretary and Deputy General Counsel of
                                Delvoy, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of
                                Delaware Management Company, Inc.; Senior Vice President, Assistant Secretary and Deputy
                                General Counsel of Delaware Management Business Trust; Senior Vice President, Assistant
                                Secretary and Deputy General Counsel of Delaware Investment Advisers (a series of
                                Delaware Management Business Trust); Senior Vice President, Assistant Secretary and
                                Deputy General Counsel of Delaware Service Company, Inc.; Senior Vice President,
                                Assistant Secretary and Deputy General Counsel of Delaware Capital Management, Inc.;
                                Senior Vice President, Assistant Secretary and Deputy General Counsel of Retirement
                                Financial Services, Inc.; Senior Vice President, Assistant Secretary and Deputy General
                                Counsel of Delaware Distributors, Inc.; Senior Vice President, Assistant Secretary and
                                Deputy General Counsel of Delaware Distributors, L.P.; Senior Vice President, Assistant
                                Secretary and Deputy General Counsel of Founders Holdings, Inc.; Senior Vice President,
                                Secretary and Deputy General Counsel of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

James L. Shields                Senior Vice President, Chief Information Officer of Delaware Management Company (a series of Delaware Management Business Trust); Senior Vice President, Chief Information Officer
                                of Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior
                                Vice President, Chief Information Officer of Delaware Service Company, Inc.; Senior Vice
                                President, Chief Information Officer of Delaware Capital Management Company, Inc.; Senior
                                Vice President, Chief Information Officer of Retirement Financial Services, Inc.; Senior
                                Vice President, Chief Information Officer of Delaware Distributors, L.P.
------------------------------- -------------------------------------------------------------------------------------------

Gary T. Abrams(3)               Vice President/Equity Trading of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Equity Trading of Delaware Investment Advisers
                                (a series of Delaware Management Business Trust)
------------------------------- -------------------------------------------------------------------------------------------

Christopher S. Adams            Vice President/Business Manager, Equity of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Business Manager, Equity of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust)
------------------------------- -------------------------------------------------------------------------------------------

Robert L. Arnold                Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio
                                Manager of Delaware Capital Management, Inc., Vice President/Portfolio Manager of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Marshall T. Bassett             Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio
                                Manager of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Christopher S. Beck             Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of each fund in the Delaware Investments family.

                                Trustee of New Castle County Pension Board since October 1992, Wilmington DE.
------------------------------- -------------------------------------------------------------------------------------------

Richard E. Beister              Vice President/Trading Operations of Delaware Management Company (a series of Delaware
                                Management Business Trust)
------------------------------- -------------------------------------------------------------------------------------------

Lisa O. Brinkley                Vice President/Compliance Director of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Compliance Director of Delaware Management
                                Holdings, Inc.; Vice President/Compliance Director of DMH Corp.; Vice
                                President/Compliance Director of Delvoy, Inc.; Vice President/Compliance Director of
                                Delaware Management Company, Inc.; Vice President/Compliance Director of Delaware
                                Management Business Trust; Vice President/Compliance Director of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust);Vice President/Compliance
                                Director of Delaware Service Company, Inc.; Vice President/Compliance Director of
                                Delaware Capital Management, Inc.; Vice President/Compliance Director of Retirement
                                Financial Services, Inc.; Vice President/Compliance Director/Assistant Secretary of
                                Delaware Management Business Trust; Vice President/Compliance Director of Delaware
                                Distributors, Inc.; Vice President/Compliance Director of Delaware Distributors, L.P.;
                                Vice President/Compliance Director of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

------------------------------- -------------------------------------------------------------------------------------------
Name and Principal Business     Positions and Offices with Delaware Management Company and its affiliates and other
Address*                        Positions and Offices Held
------------------------------- -------------------------------------------------------------------------------------------
MaryEllen M. Carrozza           Vice President/Client Services of Delaware Management Company (a series of Delaware
                                Management Business Trust);Vice President/Client Services of Delaware Investment Advisers
                                (a series of Delaware Management Business Trust);Vice President/Client Services of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Stephen R. Cianci               Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio
                                Manager of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Mitchell L. Conery              Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Timothy G. Connors              Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust).
------------------------------- -------------------------------------------------------------------------------------------

Patrick P. Coyne                Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of Delaware Capital Management, Inc.; Vice
                                President/Senior Portfolio Manager of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

George E. Deming                Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of each fund in the Delaware Investments family.

------------------------------- -------------------------------------------------------------------------------------------

James P. Dokas                  Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust); Vice President/ Portfolio
                                Manager of each fund in the Delaware Investments family.

------------------------------- -------------------------------------------------------------------------------------------

Michael J. Dugan                Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Roger A. Early                  Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Joel A. Ettinger                Vice President/Taxation of Delaware Management Company (a series of Delaware Management
                                Business Trust);Vice President/Taxation of Delaware Management Holdings, Inc.; Vice
                                President/Taxation of DMH Corp.; Vice President/Taxation of Delvoy, Inc.; Vice
                                President/Taxation of Delaware Management Company, Inc.; Vice President/Taxation of
                                Delaware Management Business Trust; Vice President/Taxation of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust);Vice President/Taxation of
                                Delaware Service Company, Inc.; Vice President/Taxation of Delaware Capital Management,
                                Inc.; Vice President/Taxation of Retirement Financial Services, Inc.; Vice
                                President/Taxation of Delaware Distributors, Inc.; Vice President/Taxation of Delaware
                                Distributors, L.P.; Vice President/Taxation of Founders Holdings, Inc.; Vice
                                President/Taxation of Founders CBO Corporation;
                                Vice President/Taxation of each fund in the
                                Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Joseph Fiorilla                 Vice President/Performance Analyst of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Performance Analyst of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust)
------------------------------- -------------------------------------------------------------------------------------------

Gerald S. Frey                  Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

------------------------------- -------------------------------------------------------------------------------------------
Name and Principal Business     Positions and Offices with Delaware Management Company and its affiliates and other
Address*                        Positions and Offices Held
------------------------------- -------------------------------------------------------------------------------------------

James A. Furgele                Vice President/Investment Accounting of Delaware Management Company (a series of Delaware
                                Management Business Trust);Vice President/Investment Accounting of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust); Vice President/Investment
                                Accounting of Delaware Service Company, Inc.; Vice President/Investment Accounting of
                                each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Stuart M. George                Vice President/Equity Trading of Delaware Management Company (a series of Delaware
                                Management Business Trust);Vice President/Equity Trading of Delaware Investment Advisers
                                (a series of Delaware Management Business Trust).
------------------------------- -------------------------------------------------------------------------------------------

Paul Grillo                     Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio
                                Manager of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Brian T. Hannon                 Vice President of Delaware Management Company (a series of Delaware Management Business
                                Trust); Vice President of Delaware Investment Advisers (a series of Delaware Management
                                Business Trust); Vice President/Senior Portfolio  Manager of each fund in the Delaware
                                Investments family.
------------------------------- -------------------------------------------------------------------------------------------

John A. Heffern                 Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio
                                Manager of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Elizabeth H. Howell             Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Jeffrey W. Hynoski              Vice President/Analyst of Delaware Management Company (a series of Delaware Management
                                Business Trust);Vice President/Analyst of Delaware Investment Advisers (a series of
                                Delaware Management Business Trust); Vice President/Analyst of each fund in the Delaware
                                Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Cynthia Isom                    Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio
                                Manager of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Karina J. Ivstan                Vice President/Strategic Planning of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Strategic Planning of Delaware Management
                                Holdings, Inc.; Vice President/Strategic Planning of Delaware Management Business Trust;
                                Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Strategic Planning of Delaware Service Company, Inc.; Vice President/Strategic
                                Planning of Delaware Capital Management, Inc.; Vice President/Strategic Planning of
                                Retirement Financial Services, Inc.; Vice President/Strategic Planning of Delaware
                                Management Trust Company; Vice President/Strategic of Delaware Distributors, L.P.; Vice
                                President/Strategic Planning of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Audrey E. Kohart                Vice President/Assistant Controller/Corporate Accounting of Delaware Management Company
                                (a series of Delaware Management Business Trust)
------------------------------- -------------------------------------------------------------------------------------------

Steven T. Lampe                 Vice President/Research Analyst of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust); Vice President/Portfolio
                                Manager of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Philip Y. Lin                   Vice President, Assistant Secretary and Associate General Counsel of Delaware Management
                                Company (a series of Delaware Management Business Trust); Vice President, Assistant
                                Secretary and Associate General Counsel of Delaware Investment Advisers (a series of
                                Delaware Management Business Trust);Vice President, Assistant Secretary and Associate
                                General Counsel of Delaware Service Company, Inc.; Vice President, Assistant Secretary
                                and Associate General Counsel of Delaware Capital Management, Inc.; Vice President,
                                Assistant Secretary and Associate General Counsel of Retirement Financial Services, Inc.;
                                Vice President, Assistant Secretary and Associate General Counsel of Delaware Management
                                Trust Company; Vice President, Assistant Secretary and Associate General Counsel of
                                Delaware Distributors, L.P.; Vice President, Assistant Secretary and Associate General
                                Counsel of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

------------------------------- -------------------------------------------------------------------------------------------
Name and Principal Business     Positions and Offices with Delaware Management Company and its affiliates and other
Address*                        Positions and Offices Held
------------------------------- -------------------------------------------------------------------------------------------
Michael D. Mabry                Vice President, Assistant Secretary and Associate General Counsel of Delaware Management
                                Company (a series of Delaware Management Business Trust); Vice President, Assistant
                                Secretary and Associate General Counsel of Delaware Investment Advisers (a series of
                                Delaware Management Business Trust);Vice President, Assistant Secretary and Associate
                                General Counsel of Delaware Service Company, Inc.; Vice President, Assistant Secretary
                                and Associate General Counsel of Delaware Capital Management, Inc.; Vice President,
                                Assistant Secretary and Associate General Counsel of Retirement Financial Services, Inc.;
                                Vice President, Assistant Secretary and Associate General Counsel of Delaware
                                Distributors, L.P.; Vice President, Assistant Secretary and Associate General Counsel of
                                each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Paul A. Matlack                 Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of Founders Holdings, Inc., President and Director of
                                Founders CBO Corporation; Vice President/Senior Portfolio Manager of each fund in the
                                Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Andrew M. McCullagh, Jr.        Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Francis X. Morris               Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Gerald T. Nichols               Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of Founders Holdings, Inc., Treasurer, Assistant
                                Secretary and Director of Founders CBO Corporation; Vice President/Senior Portfolio
                                Manager of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Robert A. Norton, Jr.           Vice President/Research Analyst of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Portfolio Manager of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust).
------------------------------- -------------------------------------------------------------------------------------------

David P. O'Connor               Vice President, Assistant Secretary and Associate General Counsel of Delaware Management
                                Company (a series of Delaware Management Business Trust); Vice President, Assistant
                                Secretary and Associate General Counsel of Delaware Investment Advisers (a series of
                                Delaware Management Business Trust);Vice President, Assistant Secretary and Associate
                                General Counsel of Delaware Service Company, Inc.; Vice President, Assistant Secretary
                                and Associate General Counsel of Delaware Capital Management, Inc.; Vice President,
                                Assistant Secretary and Associate General Counsel of Retirement Financial Services, Inc.;
                                Vice President, Assistant Secretary and Associate General Counsel of Delaware
                                Distributors, L.P.; Vice President, Assistant Secretary and Associate General Counsel of
                                each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Gary A. Reed                    Vice President/Senior Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Portfolio Manager of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Richard Salus                   Vice President/Assistant Controller of Delaware Management Company (a series of Delaware
                                Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment
                                Advisers (a series of Delaware Management Business Trust); Vice President/Assistant
                                Controller of Delaware Management Trust Company; Vice President/Assistant Controller of
                                Delaware International Holdings Ltd.
------------------------------- -------------------------------------------------------------------------------------------

Richard D. Siedel               Vice President/Assistant Controller/Manager Payroll of Delaware Management Company (a
                                series of Delaware Management Business Trust).
------------------------------- -------------------------------------------------------------------------------------------

------------------------------- -------------------------------------------------------------------------------------------
Name and Principal Business     Positions and Offices with Delaware Management Company and its affiliates and other
Address*                        Positions and Offices Held
------------------------------- -------------------------------------------------------------------------------------------
Michael T. Taggart              Vice President/Facilities and Administration Services of Delaware Management Company (a
                                series of Delaware Management Business Trust); Vice President/Facilities and
                                Administration Services of Delaware Investment Advisers (a series of Delaware Management
                                Business Trust); Vice President/Facilities and Administration Services of Delaware
                                Service Company, Inc.; Vice President/Facilities and Administration Services of Delaware
                                Distributors, L.P.
------------------------------- -------------------------------------------------------------------------------------------

Thomas J. Trottman              Vice President/Senior Corporate Bond Analyst of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Senior Corporate Bond Analyst of
                                Delaware Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Senior Corporate Bond Analyst of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------

Lori P. Wachs                   Vice President/Assistant Portfolio Manager of Delaware Management Company (a series of
                                Delaware Management Business Trust); Vice President/Assistant Portfolio Manager of Delaware
                                Investment Advisers (a series of Delaware Management Business Trust); Vice
                                President/Assistant Portfolio Manager of each fund in the Delaware Investments family.
------------------------------- -------------------------------------------------------------------------------------------


*Business Address is 1818 Market Street, Philadelphia, PA 19103.

--------------------------------------------------------------------------------

1   PRESIDENT AND DIRECTOR, Lincoln Investment Management, Inc. 1987 to present.
      EXECUTIVE VICE PRESIDENT/CHIEF INVESTMENT OFFICER of Lincoln National Corporation 1992 to present.

2   PRESIDENT, DIRECTOR OF MARKETING AND SENIOR PORTFOLIO MANAGER, Marvin &
      Palmer Associates, Wilmington, DE 1996-1998.

3   ASSISTANT VICE PRESIDENT, SENIOR TRADER, Mitchell Hutchins Asset Management
      May 1996 - Feb.1997.

--------------------------------------------------------------------------------

         (b) State Street Global Advisors ("State Street") serves as sub-adviser to the Registrant on behalf of Delaware S&P 500 Index Fund. State Street currently manages large institutional accounts and collective investment funds. The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

------------------------------------------------ --------------------------------------------
Name and Principal Business Address*             Positions and Offices with State Street
------------------------------------------------ --------------------------------------------
Tenley E. Albright, MD                           Director
------------------------------------------------ --------------------------------------------
Joseph A. Baute                                  Director
------------------------------------------------ --------------------------------------------
I. MacAlister Booth                              Director
------------------------------------------------ --------------------------------------------
Marshall N. Carter                               Chariman and CEO
------------------------------------------------ --------------------------------------------
James I. Cash, Jr.                               Director
------------------------------------------------ --------------------------------------------
Truman S. Casner                                 Director
------------------------------------------------ --------------------------------------------
Nader F. Darehshori                              Director
------------------------------------------------ --------------------------------------------
Arthur L. Goldstein                              Director
------------------------------------------------ --------------------------------------------
David P. Gruber                                  Director
------------------------------------------------ --------------------------------------------
John M. Kucharski                                Director
------------------------------------------------ --------------------------------------------
Charles R. LaMantia                              Director
------------------------------------------------ --------------------------------------------
David B. Perini                                  Director
------------------------------------------------ --------------------------------------------
Dennis J. Picard                                 Director
------------------------------------------------ --------------------------------------------
Alfred Poe                                       Director
------------------------------------------------ --------------------------------------------
Bernard W. Reznicek                              Director
------------------------------------------------ --------------------------------------------
David A. Spina                                   President and Chief Operating Officer
------------------------------------------------ --------------------------------------------
Diana Chapman Walsh                              Director
------------------------------------------------ --------------------------------------------
Robert E. Weissman                               Director
------------------------------------------------ --------------------------------------------
Dale L. Carleton                                 Vice Chariman
------------------------------------------------ --------------------------------------------
Ronald E. Logue                                  Vice Chairman
------------------------------------------------ --------------------------------------------
Nicholas A. Lopardo                              Vice Chairman
------------------------------------------------ --------------------------------------------
Maureen Scannell Bateman                         Executive Vice President/General Counsel
------------------------------------------------ --------------------------------------------
Joseph W. Chow                                   Executive Vice President
------------------------------------------------ --------------------------------------------
Susan Comeau                                     Executive Vice President
------------------------------------------------ --------------------------------------------
John Fiore                                       Executive Vice President and Chief
                                                 Information Officer
------------------------------------------------ --------------------------------------------
Timothy B. Harbert                               Executive Vice President
------------------------------------------------ --------------------------------------------
Ronald L. O'Kelley                               Executive Vice President, Treasurer and
                                                 Chief Financial Officer
------------------------------------------------ --------------------------------------------
Albert E. Petersen                               Executive Vice President
------------------------------------------------ --------------------------------------------
William M. Reghitto                              Executive Vice President
------------------------------------------------ --------------------------------------------
Stanley W. Shelton                               Executive Vice President
------------------------------------------------ --------------------------------------------
John R. Towers                                   Executive Vice President
------------------------------------------------ --------------------------------------------

*Business Address is Two International Place Boston, MA 02110.

Item 27. Principal Underwriters.
         -----------------------

         (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.
         (b) Information with respect to each director, officer or partner of principal underwriter:

------------------------------------------ --------------------------------------- ----------------------------------------
Name and Principal Business Address*       Positions and Offices with Underwriter  Positions and Offices with Registrant
------------------------------------------ --------------------------------------- ----------------------------------------
Delaware Distributors, Inc.                General Partner                         None
------------------------------------------ --------------------------------------- ----------------------------------------

Delaware Investment Advisers               Limited Partner                         None
------------------------------------------ --------------------------------------- ----------------------------------------

Delaware Capital Management, Inc.          Limited Partner                         None
------------------------------------------ --------------------------------------- ----------------------------------------

Bruce D. Barton                            President and Chief Executive Officer   None
------------------------------------------ --------------------------------------- ----------------------------------------

David K. Downes                            Executive Vice President/Chief          President and Chief Executive
                                           Operating Officer/Chief Financial       Officer/Chief Financial Officer/Chief
                                           Officer                                 Operating Officer and Trustee
------------------------------------------ --------------------------------------- ----------------------------------------

Richard J. Flannery                        Executive Vice President/General        Executive Vice President/General
                                           Counsel                                 Counsel
------------------------------------------ --------------------------------------- ----------------------------------------

Diane M. Anderson                          Senior Vice President/Retirement        None
                                           Operations
------------------------------------------ --------------------------------------- ----------------------------------------

Michael P. Bishof                          Senior Vice                             Senior Vice President/Treasurer
                                           President/Treasurer/Investment
                                           Accounting
------------------------------------------ --------------------------------------- ----------------------------------------

Daniel J. Brooks III                       Senior Vice President/Wholesaler        None
------------------------------------------ --------------------------------------- ----------------------------------------

Terrence P. Cunningham                     Senior Vice President/National Sales    None
                                           Director, Financial Institutions
------------------------------------------ --------------------------------------- ----------------------------------------

Joseph H. Hastings                         Senior Vice President/Treasurer/        Senior Vice President/Corporate
                                           Corporate Controller
------------------------------------------ --------------------------------------- ----------------------------------------

Joanne O. Hutcheson                        Senior Vice President/Human Resources   Senior Vice President/Human Resources
------------------------------------------ --------------------------------------- ----------------------------------------

Bradley L. Kolstoe                         Senior Vice President/Western           None
                                           Division Sales, IPI Channel
------------------------------------------ --------------------------------------- ----------------------------------------

Richelle S. Maestro                        Senior Vice President/Deputy General    Senior Vice President/Deputy General
                                           Counsel/Assistant Secretary             Counsel/Assistant Secretary
------------------------------------------ --------------------------------------- ----------------------------------------

Mac Macaulliffe                            Senior Vice President/Divisional        None
                                           Sales Manager
------------------------------------------ --------------------------------------- ----------------------------------------

J. Chris Meyer                             Senior Vice President/Director,         None
                                           Product Management
------------------------------------------ --------------------------------------- ----------------------------------------

------------------------------------------ --------------------------------------- ----------------------------------------
Name and Principal Business Address*       Positions and Offices with Underwriter  Positions and Offices with Registrant
------------------------------------------ --------------------------------------- ----------------------------------------
Eric E. Miller                             Senior Vice President/Deputy General    Senior Vice President/Deputy General
                                           Counsel/Assistant Secretary             Counsel/Secretary
------------------------------------------ --------------------------------------- ----------------------------------------

Stephen C. Nell                            Senior Vice President/National          None
                                           Retirement Sales
------------------------------------------ --------------------------------------- ----------------------------------------

Henry W. Orvin                             Senior Vice President/Eastern           None
                                           Division Sales Manager
------------------------------------------ --------------------------------------- ----------------------------------------

Christopher H. Price                       Senior Vice President/Channel Manager   None
------------------------------------------ --------------------------------------- ----------------------------------------

Thomas E. Sawyer                           Senior Vice President/Director,         None
                                           National Sales
------------------------------------------ --------------------------------------- ----------------------------------------

James L. Shields                           Senior Vice President/Chief             None
                                           Information Officer
------------------------------------------ --------------------------------------- ----------------------------------------

Richard P. Allen                           Vice President/Wholesaler, Midwest      None
------------------------------------------ --------------------------------------- ----------------------------------------

David P. Anderson, Jr.                     Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Jeffrey H. Arcy                            Vice President/Wholesaler, South East   None
                                           Region
------------------------------------------ --------------------------------------- ----------------------------------------

Patrick A. Bearss                          Vice President/Wholesaler - Midwest     None
------------------------------------------ --------------------------------------- ----------------------------------------

Gabriella Bercze                           Vice President/Wholesaler, Financial    None
                                           Institution
------------------------------------------ --------------------------------------- ----------------------------------------

Larry D. Bridwell                          Vice President/Financial Institutions   None
                                           Wholesaler
------------------------------------------ --------------------------------------- ----------------------------------------

Lisa O. Brinkley                           Vice President/Compliance Director      Vice President/Compliance Director
------------------------------------------ --------------------------------------- ----------------------------------------

Terrance L. Bussard                        Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Daniel H. Carlson                          Vice President/Marketing Services       None
------------------------------------------ --------------------------------------- ----------------------------------------

Larry Carr                                 Vice President/VA Sales Manager         None
------------------------------------------ --------------------------------------- ----------------------------------------

William S. Carroll                         Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Matthew Coldren                            Vice President/National Accounts        None
------------------------------------------ --------------------------------------- ----------------------------------------

Patrick A Connelly                         Vice President/RIA Sales                None
------------------------------------------ --------------------------------------- ----------------------------------------

Jessie V. Emery                            Vice President/Marketing                None
                                           Communications
------------------------------------------ --------------------------------------- ----------------------------------------

Joel A. Ettinger                           Vice President/Taxation                 Vice President/Taxation
------------------------------------------ --------------------------------------- ----------------------------------------

Edward A. Foley                            Vice President/Marketing                None
                                           Communications
------------------------------------------ --------------------------------------- ----------------------------------------

Susan T. Friestedt                         Vice President/Retirement Services      None
------------------------------------------ --------------------------------------- ----------------------------------------

Douglas R. Glennon                         Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Darryl S. Grayson                          Vice President/Director, Internal       None
                                           Sales
------------------------------------------ --------------------------------------- ----------------------------------------

Rhonda J. Guido                            Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Ronald A. Haimowitz                        Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Edward J. Hecker                           Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

John R. Herron                             Vice President/VA Wholesaler            None
------------------------------------------ --------------------------------------- ----------------------------------------

------------------------------------------ --------------------------------------- ----------------------------------------
Name and Principal Business Address*       Positions and Offices with Underwriter  Positions and Offices with Registrant
------------------------------------------ --------------------------------------- ----------------------------------------
Steven N. Horton                           Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Dinah J. Huntoon                           Vice President/Product Manager,         None
                                           Equities
------------------------------------------ --------------------------------------- ----------------------------------------

Karina J. Istvan                           Vice President/Strategic Planning       Vice President/Strategic Planning
------------------------------------------ --------------------------------------- ----------------------------------------

Christopher L. Johnston                    Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Michael J. Jordan                          Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Carolyn Kelly                              Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Richard M. Koerner                         Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Ellen M. Krott                             Vice President/Marketing                None
------------------------------------------ --------------------------------------- ----------------------------------------

John Leboeuf                               Vice President/VA Wholesaler            None
------------------------------------------ --------------------------------------- ----------------------------------------

SooHee Lee                                 Vice President/Fixed Income &           None
                                           International Product Management
------------------------------------------ --------------------------------------- ----------------------------------------

Philip Y. Lin                              Vice President/Associate General        Vice President/Associate General
                                           Counsel/Assistant Secretary             Counsel/Assistant Secretary
------------------------------------------ --------------------------------------- ----------------------------------------

John R. Logan                              Vice President/Wholesaler, Financial    None
                                           Institutions
------------------------------------------ --------------------------------------- ----------------------------------------

Michael D. Mabry                           Vice President/Associate General        Vice President/Associate General
                                           Counsel/Assistant Secretary             Counsel/Assistant Secretary
------------------------------------------ --------------------------------------- ----------------------------------------

Theodore T. Malone                         Vice President/IPI Wholesaler           None
------------------------------------------ --------------------------------------- ----------------------------------------

Debbie Marler                              Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Gregory J. McMillan                        Vice President/National Accounts        None
------------------------------------------ --------------------------------------- ----------------------------------------

Nathan W. Medin                            Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Scott L. Metzger                           Vice President/Business Development     None
------------------------------------------ --------------------------------------- ----------------------------------------

Jamie L. Meyer                             Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Roger J. Miller                            Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Christopher W. Moore                       Vice President/VA Wholesaler            None
------------------------------------------ --------------------------------------- ----------------------------------------

Andrew F. Morris                           Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Patrick L. Murphy                          Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Scott E. Naughton                          Vice President/IPI Wholesaler           None
------------------------------------------ --------------------------------------- ----------------------------------------

Julie Nusbaum                              Vice President/Wholesaler, Financial    None
                                           Institutions
------------------------------------------ --------------------------------------- ----------------------------------------

Julie A. Nye                               Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Daniel J. O'Brien                          Vice President/Insurance Products       None
------------------------------------------ --------------------------------------- ----------------------------------------

David P. O'Connor                          Vice President/Associate General        Vice President/Associate General
                                           Counsel/Assistant Secretary             Counsel/Assistant Secretary
------------------------------------------ --------------------------------------- ----------------------------------------

Joseph T. Owczarek                         Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Otis S. Page                               Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Mary Ellen Pernice-Fadden                  Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

------------------------------------------ --------------------------------------- ----------------------------------------
Name and Principal Business Address*       Positions and Offices with Underwriter  Positions and Offices with Registrant
------------------------------------------ --------------------------------------- ----------------------------------------
Mark A. Pletts                             Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Erik R. Preus                              Vice President/Wrap Wholesaler          None
------------------------------------------ --------------------------------------- ----------------------------------------

Philip G. Rickards                         Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Laura E. Roman                             Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Robert A. Rosso                            Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Richard Salus                              Vice President/Assistant Controller     None
------------------------------------------ --------------------------------------- ----------------------------------------

Linda D. Shulz                             Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Gordon E. Searles                          Vice President/Client Services          None
------------------------------------------ --------------------------------------- ----------------------------------------

James R. Searles                           Vice President/VA Sales Manager         None
------------------------------------------ --------------------------------------- ----------------------------------------

Catherine A. Seklecki                      Vice President/Retirement Sales         None
------------------------------------------ --------------------------------------- ----------------------------------------

John C. Shalloe                            Vice President/Wrap Fee Wholesaler,     None
                                           Western Region
------------------------------------------ --------------------------------------- ----------------------------------------

Edward B. Sheridan                         Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Kimberly Spangler                          Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Robert E. Stansbury                        Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Stephanie R. Szabo                         Vice President/Retirement Marketing     None
------------------------------------------ --------------------------------------- ----------------------------------------

Michael T. Taggart                         Vice President/Facilities and           None
                                           Administration Services
------------------------------------------ --------------------------------------- ----------------------------------------

Julia R. Vander-Els                        Vice President/Retirement Plan          None
                                           Communications
------------------------------------------ --------------------------------------- ----------------------------------------

Wayne W. Wagner                            Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

John A. Wells                              Vice President/Marketing Technology     None
------------------------------------------ --------------------------------------- ----------------------------------------

Courtney S. West                           Vice President/Institutional Sales      None
------------------------------------------ --------------------------------------- ----------------------------------------

Andrew J. Whitaker                         Vice President/Wholesaler, Financial    None
                                           Institutions
------------------------------------------ --------------------------------------- ----------------------------------------

Scott Whitehouse                           Vice President/Wholesaler               None
------------------------------------------ --------------------------------------- ----------------------------------------

Theodore V. Wood                           Vice President/Technical Systems        None
                                           Officer
------------------------------------------ --------------------------------------- ----------------------------------------

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                 (c)   Inapplicable.

Item 28. Location of Accounts and Records.
         ---------------------------------

         All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 29. Management Services.  None.

Item 30. Undertakings.

         (a) Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 16th day of September, 1999.

                                DELAWARE GROUP FOUNDATION FUNDS

                                By  /s/ David K. Downes
                                   ------------------------------------------
                                        David K. Downes
                                        President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

     Signature                                   Title                               Date
-----------------------              ---------------------------------------    ------------------
/s/ David K. Downes                  President/Chief Executive Officer          September 16, 1999
-----------------------              Chief Operating Officer/Chief Financial
    David K. Downes                  Officer (Principal Executive Officer/
                                     Principal Financial Officer and Principal
                                     Accounting Officer) and Trustee

/s/ Wayne A. Stork                   Trustee                                    September 16, 1999
-----------------------
    Wayne A. Stork

/s/ John H. Durham                   Trustee                                    September 16, 1999
-----------------------
    John H. Durham

/s/ Anthony D. Knerr                 Trustee                                    September 16, 1999
-----------------------
    Anthony D. Knerr

/s/ Walter P. Babich                 Trustee                                    September 16, 1999
-----------------------
    Walter P. Babich

/s/ Charles E. Peck                  Trustee                                    September 16, 1999
-----------------------
    Charles E. Peck

/s/ Ann R. Leven                     Trustee                                    September 16, 1999
----------------------
    Ann R. Leven


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits
                                       to

                                    Form N-1A



             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.           Exhibit
-----------           -------

EX-99.D1              Investment Management Agreement (April 1, 1999)

EX-99.D2              Amendment No. 1 to the Investment Management Agreement (April 15, 1999)

EX-99.D4              Form of Amendment No. 2 to the Investment Management Agreement (1999) adding Delaware S&P 500 Index Fund

EX-99.D5              Form of Sub-Advisory Agreement (1999) on behalf of Delaware S&P 500 Index Fund

EX-99.E1v             Form of Distribution Agreement on behalf of Delaware S&P 500 Index Fund

EX-99.G1(iii)         Form of Letter to add the Delaware S&P 500 Index Fund to the Custodian Agreement

EX-99.HI(iii)         Form of Shareholders Services Agreement on behalf of Delaware S&P 500 Index Fund

EX-99.M10             Plan under Rule 12b-1 for Delaware S&P 500 Index Fund Class A

EX-99.M11             Plan under Rule 12b-1 for Delaware S&P 500 Index Fund Class B

EX-99.M12             Plan under Rule 12b-1 for Delaware S&P 500 Index Fund Class C

EX-99.M13             Plan under Rule 12b-1 for Delaware S&P 500 Index Fund Class C

EX-99N2               Form of Amended Appendix A to Plan under Rule 18f-3

EX-99.P               Power of Attorney
